UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund

March 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 100.0%

	Aerospace & Defense – 5.7%

120,000	Lockheed Martin Corporation	$8,283,600

280,000	Raytheon Company	10,903,200
	Total Aerospace & Defense	19,186,800

	Automobile – 1.8%

402,500	Redwood Trust Inc.	6,178,375
	Biotechnology – 5.4%

158,800	Amgen Inc., (2)	7,863,776

700,000	Sepracor Inc., (2)	10,262,000
	Total Biotechnology	18,125,776

	Chemicals – 1.7%

82,800	CF Industries Holdings, Inc.	5,889,564
	Commercial Banks – 2.8%

350,000	JPMorgan Chase & Co.	9,303,000
	Commercial Services & Supplies – 4.1%

592,900	Pitney Bowes Inc.	13,844,215
	Communications Equipment – 3.5%

2,750,000	Motorola, Inc.	11,632,500
	Containers & Packaging – 1.9%

500,000	Packaging Corp. of America	6,510,000
	Electronic Equipment & Instruments – 1.1%

246,600	Agilent Technologies, Inc., (2)	3,790,242
	Energy Equipment & Services – 1.5%

499,800	BJ Services Company	4,973,010
	Health Care Providers & Services – 1.3%

180,800	Aetna Inc.	4,398,864
	Independent Power Producers & Energy Traders – 2.1%

403,200	NRG Energy Inc., (2)	7,096,320
	Insurance – 13.2%

275,000	Aon Corporation	11,225,500

1,413,700	Genworth Financial Inc., Class A	2,686,030

568,700	Hartford Financial Services Group, Inc.	4,464,295

439,400	Loews Corporation	9,710,740

500,000	Reinsurance Group of America Inc.	16,195,000
	Total Insurance	44,281,565

	Machinery – 3.7%

295,800	Ingersoll Rand Company Limited, Class A	4,082,040

602,300	Timken Company	8,408,108
	Total Machinery	12,490,148

	Media – 9.0%

683,050	CBS Corporation, Class B	2,622,912

1,430,000	Interpublic Group Companies, Inc., (2)	5,891,600

1,251,697	Viacom Inc., Class B, (2)	21,754,494
	Total Media	30,269,006

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Metals & Mining – 9.8%

405,729	AngloGold Ashanti Limited, Sponsored ADR	$14,914,598

455,600	Barrick Gold Corporation	14,770,552

151,700	United States Steel Corporation	3,205,421
	Total Metals & Mining	32,890,571

	Mortgage REIT – 0.2%

3,375,070	Friedman, Billings, Ramsey Group, Inc., Class A, (2)	675,014
	Oil, Gas & Consumable Fuels – 15.1%

217,900	Apache Corporation	13,965,211

88,200	EOG Resources, Inc.	4,829,832

115,000	Hess Corporation	6,233,000

338,800	Noble Energy, Inc.	18,254,544

635,000	Talisman Energy Inc.	6,667,500

988,800	Warren Resources Inc., (2)	949,248
	Total Oil, Gas & Consumable Fuels	50,899,335

	Pharmaceuticals – 3.5%

425,000	Sanofi-Aventis, ADR	11,870,250
	Semiconductors & Equipment – 0.3%

1,201,953	Mattson Technology, Inc., (2)	1,010,842
	Software – 7.9%

1,511,677	CA Inc.	26,620,632
	Tobacco – 4.4%

100,532	Lorillard Inc.	6,206,846

239,500	Philip Morris International	8,521,410
	Total Tobacco	14,728,256

	Total Common Stocks (cost $575,903,788)	336,664,285

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.4%

$1,494	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $1,493,906, collateralized by $1,345,000 U.S. Treasury Bonds, 4.375%, due 2/15/38, value $1,529,265	0.100%	4/01/09	$1,493,902

	Total Short-Term Investments (cost $1,493,902)			1,493,902

	Total Investments (cost $577,397,690) – 100.4%			338,158,187

	Other Assets Less Liabilities – (0.4)%			(1,400,915)

	Net Assets – 100%			$336,757,272

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$338,158,187	$—	$—	$338,158,187

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments was $577,430,027.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$36,593,746
Depreciation	(275,865,586)
Net unrealized appreciation (depreciation) of investments	$(239,271,840)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund

March 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 97.3%

	Biotechnology – 3.5%

8,800	Sepracor Inc., (2)	$129,008
	Building Products – 3.5%

17,250	Griffon Corporation, (2)	129,375
	Chemicals – 1.8%

1,900	Agrium Inc.	68,001
	Communication Equipment – 2.3%

6,950	Avocent Corporation, (2)	84,373
	Computers & Peripherals – 2.4%

25,800	Brocade Communications Systems Inc., (2)	89,010
	Containers & Packaging – 4.1%

4,600	Packaging Corp. of America	59,892

17,300	Temple-Inland Inc.	92,901
	Total Containers & Packaging	152,793

	Electrical Equipment – 4.4%

1,500	Belden Inc.	18,765

4,700	General Cable Corporation, (2)	93,154

1,700	Lincoln Electric Holdings Inc.	53,873
	Total Electrical Equipment	165,792

	Electronic Equipment & Instruments – 9.3%

7,250	Arrow Electronics, Inc., (2)	138,185

7,200	Avnet Inc., (2)	126,072

4,650	Coherent Inc., (2)	80,213
	Total Electronic Equipment & Instruments	344,470

	Energy Equipment & Services – 4.7%

22,400	ACERGY S.A., ADR	138,432

3,500	BJ Services Company	34,825
	Total Energy Equipment & Services	173,257

	Health Care Providers & Services – 1.5%

2,300	Omnicare, Inc.	56,327
	Independent Power Producers & Energy Traders – 2.4%

5,000	NRG Energy Inc., (2)	88,000
	Insurance – 19.7%

3,350	Assurant Inc.	72,963

3,900	Hanover Insurance Group Inc.	112,398

4,700	Reinsurance Group of America Inc.	152,233

3,100	StanCorp Financial Group Inc.	70,618

6,000	Tower Group Inc.	147,780

11,200	Unum Group	140,000

1,600	Willis Group Holdings Limited	35,200
	Total Insurance	731,192

Shares	Description (1)	Value

	Machinery – 5.9%

1,700	CIRCOR International Inc.	$38,284

3,700	Gardner Denver, Inc., (2)	80,438

3,400	Kennametal Inc.	55,114

3,570	Sauer-Danfoss, Inc.	8,711

2,550	Timken Company	35,598
	Total Machinery	218,145

	Metals & Mining – 5.7%

2,950	AngloGold Ashanti Limited, Sponsored ADR	108,442

5,900	Gibraltar Industries Inc.	27,848

2,850	Reliance Steel & Aluminum Company	75,041
	Total Metals & Mining	211,331

	Multiline Retail – 3.0%

4,200	Casey’s General Stores, Inc.	111,972
	Oil, Gas & Consumable Fuels – 11.5%

3,500	Bill Barrett Corporation, (2)	77,840

4,450	Continental Resources Inc., (2)	94,385

5,600	Denbury Resources Inc., (2)	83,216

2,000	Petrohawk Energy Corporation, (2)	38,460

12,600	Petroquest Energy Inc., (2)	30,240

7,800	St Mary Land and Exploration Company	103,194
	Total Oil, Gas & Consumable Fuels	427,335

	Paper & Forest Products – 2.6%

18,400	Wausau Paper Corp.	96,784
	Personal Products – 3.5%

22,400	Elizabeth Arden, Inc., (2)	130,592
	Thrifts & Mortgage Finance – 3.6%

7,500	People’s United Financial, Inc.	134,775
	Trading Companies & Distributors – 1.9%

4,150	WESCO International Inc., (2)	75,196
	Total Common Stocks (cost $4,704,973)	3,617,728

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.2%

$192	Repurchase Agreement with State Street Bank, date 3/31/09, repurchase price $191,533, collateralized by $200,000 U.S. Treasury Bills, 0.000%, due 9/10/09, value $199,680	0.100%	4/01/09	$191,532

	Total Short-Term Investments (cost $191,532)			191,532

	Total Investments (cost $4,896,505) – 102.5%			3,809,260

	Other Assets Less Liabilities – (2.5)%			(93,274)

	Net Assets – 100%			$3,715,986

Portfolio of Investments (Unaudited)

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

March 31, 2009

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$3,809,260	$—	$—	$3,809,260

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments was $4,897,354.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$135,641
Depreciation	(1,223,735)
Net unrealized appreciation (depreciation) of investments	$(1,088,094)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund

March 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 99.8%

	Aerospace & Defense – 2.5%

1,400	Boeing Company	$49,812

200	FLIR Systems Inc., (2)	4,096

1,200	General Dynamics Corporation	49,908

400	Goodrich Corporation	15,156

1,900	Honeywell International Inc.	52,934

400	L-3 Communications Holdings, Inc.	27,120

1,000	Lockheed Martin Corporation	69,030

900	Northrop Grumman Corporation	39,276

300	Precision Castparts Corporation	17,970

1,300	Raytheon Company	50,622

400	Rockwell Collins, Inc.	13,056

2,700	United Technologies Corporation	116,046
	Total Aerospace & Defense	505,026

	Air Freight & Logistics – 0.6%

400	C.H. Robinson Worldwide, Inc.	18,244

400	Expeditors International of Washington, Inc.	11,316

900	FedEx Corporation	40,041

1,200	United Parcel Service, Inc., Class B	59,064
	Total Air Freight & Logistics	128,665

	Airlines – 0.0%

1,300	Southwest Airlines Co.	8,229
	Auto Components – 0.1%

800	Goodyear Tire & Rubber Company, (2)	5,008

900	Johnson Controls, Inc.	10,800
	Total Auto Components	15,808

	Automobiles – 0.2%

10,700	Ford Motor Company, (2)	28,141

800	Harley-Davidson, Inc.	10,712
	Total Automobiles	38,853

	Beverages – 2.3%

300	Brown-Forman Corporation	11,649

4,500	Coca-Cola Company	197,775

1,200	Coca-Cola Enterprises Inc.	15,828

400	Constellation Brands, Inc., Class A, (2)	4,760

500	Dr. Pepper Snapple Group, (2)	8,455

500	Molson Coors Brewing Company, Class B	17,140

400	Pepsi Bottling Group, Inc.	8,856

3,700	PepsiCo, Inc.	190,476
	Total Beverages	454,939

	Biotechnology – 2.1%

3,800	Amgen Inc., (2)	188,176

700	Biogen Idec Inc., (2)	36,694

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Biotechnology (continued)

700	Celgene Corporation, (2)	$31,080

200	Cephalon, Inc., (2)	13,620

600	Genzyme Corporation, (2)	35,634

2,400	Gilead Sciences, Inc., (2)	111,168
	Total Biotechnology	416,372

	Building Products – 0.1%

300	Fastenal Company	9,647

500	Masco Corporation	3,490
	Total Building Products	13,137

	Capital Markets – 0.8%

500	Ameriprise Financial, Inc.	10,245

2,100	Bank of New York Company, Inc.	59,325

1,800	Charles Schwab Corporation	27,900

200	E*Trade Group Inc., (2)	256

200	Federated Investors Inc.	4,452

300	Franklin Resources, Inc.	16,161

800	Invesco LTD	11,088

200	Janus Capital Group Inc.	1,330

100	Legg Mason, Inc.	1,590

600	State Street Corporation	18,468

300	T. Rowe Price Group Inc.	8,658
	Total Capital Markets	159,473

	Chemicals – 1.4%

400	Air Products & Chemicals Inc.	22,500

100	CF Industries Holdings, Inc.	7,113

5,800	Dow Chemical Company	48,894

2,600	E.I. Du Pont de Nemours and Company	58,058

300	Eastman Chemical Company	8,040

400	Ecolab Inc.	13,892

200	International Flavors & Fragrances Inc.	6,092

500	PPG Industries, Inc.	18,450

700	Praxair, Inc.	47,103

400	Rohm and Haas Company	31,536

300	Sigma-Aldrich Corporation	11,337
	Total Chemicals	273,015

	Commercial Banks – 4.4%

1,500	American Express Company	20,445

13,800	Bank of America Corporation	94,116

2,400	BB&T Corporation	40,608

400	Comerica Incorporated	7,324

100	Fifth Third Bancorp.	292

400	First Horizon National Corporation	4,296

700	Goldman Sachs Group, Inc.	74,214

Shares	Description (1)	Value

	Commercial Banks (continued)

800	Huntington BancShares Inc.	$1,328

10,100	JPMorgan Chase & Co.	268,458

400	KeyCorp.	3,148

200	M&T Bank Corporation	9,048

200	Marshall and Ilsley Corporation	1,126

2,200	Morgan Stanley	50,094

700	Northern Trust Corporation	41,874

1,400	PNC Financial Services Group, Inc.	41,006

1,300	Regions Financial Corporation	5,538

600	SunTrust Banks, Inc.	7,044

5,600	U.S. Bancorp	81,816

8,800	Wells Fargo & Company	125,312
	Total Commercial Banks	877,087

	Commercial Services & Supplies – 0.7%

300	Avery Dennison Corporation	6,702

400	Cintas Corporation	9,888

200	Dun and Bradstreet Inc.	15,400

300	Equifax Inc.	7,335

500	Pitney Bowes Inc.	11,675

1,200	R.R. Donnelley & Sons Company	8,796

1,000	Republic Services, Inc.	17,150

400	Robert Half International Inc.	7,132

200	Stericycle Inc., (2)	9,546

2,100	Waste Management, Inc.	53,760
	Total Commercial Services & Supplies	147,384

	Communications Equipment – 2.2%

11,500	Cisco Systems, Inc., (2)	192,855

6,200	Corning Incorporated	82,274

600	Harris Corporation	17,364

700	Juniper Networks Inc., (2)	10,542

1,900	Motorola, Inc.	8,037

3,300	QUALCOMM, Inc.	128,403

800	Tellabs Inc., (2)	3,664
	Total Communications Equipment	443,139

	Computers & Peripherals – 4.7%

1,700	Apple, Inc., (2)	178,704

3,400	Dell Inc., (2)	32,232

4,700	EMC Corporation, (2)	53,580

6,200	Hewlett-Packard Company	198,772

4,500	International Business Machines Corporation (IBM)	436,005

300	Lexmark International, Inc., Class A, (2)	5,061

300	McAfee Inc., (2)	10,050

500	Network Appliance Inc., (2)	7,420

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Computers & Peripherals (continued)

400	Sun Microsystems Inc., (2)	$2,928

400	Teradata Corporation, (2)	6,488
	Total Computers & Peripherals	931,240

	Construction & Engineering – 0.1%

400	Fluor Corporation	13,820

100	Jacobs Engineering Group, Inc., (2)	3,866
	Total Construction & Engineering	17,686

	Construction Materials – 0.1%

300	Vulcan Materials Company	13,287
	Consumer Finance – 0.3%

900	Capital One Financial Corporation	11,016

2,400	Discover Financial Services	15,144

100	MasterCard, Inc.	16,748

1,200	Western Union Company	15,084
	Total Consumer Finance	57,992

	Containers & Packaging – 0.2%

300	Ball Corporation	13,020

400	Bemis Company, Inc.	8,388

300	Owens-Illinois, Inc., (2)	4,332

400	Pactiv Corporation, (2)	5,836

400	Sealed Air Corporation	5,520
	Total Containers & Packaging	37,096

	Diversified Consumer Services – 0.2%

300	Apollo Group, Inc., (2)	23,499

1,100	H & R Block Inc.	20,009
	Total Diversified Consumer Services	43,508

	Diversified Financial Services – 0.3%

100	CIT Group Inc.	285

1,100	Citigroup Inc.	2,783

100	CME Group, Inc.	24,639

400	Leucadia National Corporation, (2)	5,956

300	Moody’s Corporation	6,876

300	Nasdaq Stock Market, Inc., (2)	5,874

500	New York Stock Exchange Euronext	8,950
	Total Diversified Financial Services	55,363

	Diversified Telecommunication Services – 5.3%

20,900	AT&T Inc.	526,680

600	CenturyTel, Inc.	16,872

800	Embarq Corporation	30,280

1,600	Frontier Communications Corporation	11,488

8,900	Qwest Communications International Inc.	30,438

18,200	Sprint Nextel Corporation, (2)	64,974

11,600	Verizon Communications Inc.	350,320

Shares	Description (1)	Value

	Diversified Telecommunication Services (continued)

2,800	Windstream Corporation	$22,568
	Total Diversified Telecommunication Services	1,053,620

	Electric Utilities – 3.7%

400	Allegheny Energy, Inc.	9,268

1,100	Ameren Corporation	25,509

2,100	American Electric Power Company, Inc.	53,046

1,300	Consolidated Edison, Inc.	51,493

900	DTE Energy Company	24,930

1,200	Edison International	34,572

700	Entergy Corporation	47,663

2,100	Exelon Corporation	95,319

1,300	FirstEnergy Corp.	50,180

1,400	FPL Group, Inc.	71,022

1,100	Pepco Holdings, Inc.	13,728

1,600	PG&E Corporation	61,152

500	Pinnacle West Capital Corporation	13,280

1,200	PPL Corporation	34,452

1,300	Progress Energy, Inc.	47,138

3,200	Southern Company	97,984

900	TECO Energy, Inc.	10,035
	Total Electric Utilities	740,771

	Electrical Equipment – 0.4%

500	Cooper Industries, Ltd., Class A	12,930

2,000	Emerson Electric Company	57,160

400	Rockwell Automation, Inc.	8,736
	Total Electrical Equipment	78,826

	Electronic Equipment & Instruments – 0.5%

700	Agilent Technologies, Inc., (2)	10,759

400	Amphenol Corporation, Class A	11,396

200	Jabil Circuit Inc.	1,112

200	Molex Inc.	2,748

1,000	Thermo Fisher Scientific, Inc., (2)	35,670

2,100	Tyco Electronics, Limited	23,184

200	Waters Corporation, (2)	7,390
	Total Electronic Equipment & Instruments	92,259

	Energy Equipment & Services – 1.7%

1,700	Anadarko Petroleum Corporation	66,113

900	Baker Hughes Incorporated	25,695

900	BJ Services Company	8,955

100	Cabot Oil & Gas Corporation	2,357

400	Cooper Cameron Corporation, (2)	8,772

200	Diamond Offshore Drilling, Inc.	12,572

500	ENSCO International Incorporated	13,200

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

1,700	Halliburton Company	$26,299

1,500	Nabors Industries Inc., (2)	14,985

1,000	National-Oilwell Varco Inc., (2)	28,710

1,000	Noble Corporation	24,090

500	Rowan Companies Inc.	5,985

2,100	Schlumberger Limited	85,302

400	Smith International, Inc.	8,592
	Total Energy Equipment & Services	331,627

	Food & Staples Retailing – 3.6%

900	Costco Wholesale Corporation	41,688

3,500	CVS Caremark Corporation	96,215

2,400	Kroger Co.	50,928

1,500	Safeway Inc.	30,285

1,200	SUPERVALU INC.	17,136

1,900	Sysco Corporation	43,320

2,600	Walgreen Co.	67,496

7,300	Wal-Mart Stores, Inc.	380,330

100	Whole Foods Market, Inc.	1,680
	Total Food & Staples Retailing	729,078

	Food Products – 2.6%

2,200	Archer-Daniels-Midland Company	61,116

700	Campbell Soup Company	19,152

1,700	ConAgra Foods, Inc.	28,679

600	Dean Foods Company, (2)	10,848

1,200	General Mills, Inc.	59,856

1,000	H.J. Heinz Company	33,060

500	Hershey Foods Corporation	17,375

200	Hormel Foods Corporation	6,342

400	JM Smucker Company	14,908

800	Kellogg Company	29,304

5,300	Kraft Foods Inc.	118,137

500	McCormick & Company, Incorporated	14,785

900	Monsanto Company	74,790

2,100	Sara Lee Corporation	16,968

700	Tyson Foods, Inc., Class A	6,573
	Total Food Products	511,893

	Gas Utilities – 0.3%

200	EQT Corporation	6,266

200	Nicor Inc.	6,646

500	Questar Corporation	14,715

2,400	Spectra Energy Corporation	33,936
	Total Gas Utilities	61,563

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 2.0%

400	AmerisourceBergen Corporation	$13,064

1,800	Baxter International, Inc.	92,196

600	Becton, Dickinson and Company	40,344

2,000	Boston Scientific Corporation, (2)	15,900

200	C. R. Bard, Inc.	15,944

1,000	Cardinal Health, Inc.	31,480

1,400	Covidien Limited	46,536

300	DENTSPLY International Inc.	8,055

300	Hospira Inc., (2)	9,258

2,400	Medtronic, Inc.	70,728

200	Patterson Companies, Inc., (2)	3,772

600	Saint Jude Medical Inc., (2)	21,798

400	Stryker Corporation	13,616

200	Varian Medical Systems, Inc., (2)	6,088

400	Zimmer Holdings, Inc., (2)	14,600
	Total Health Care Equipment & Supplies	403,379

	Health Care Providers & Services – 1.7%

1,200	Aetna Inc.	29,196

600	CIGNA Corporation	10,554

500	Coventry Health Care, Inc., (2)	6,470

400	Davita Inc., (2)	17,580

700	Express Scripts, Inc., (2)	32,319

400	Humana Inc., (2)	10,432

300	Laboratory Corporation of America Holdings, (2)	17,547

800	McKesson HBOC Inc.	28,032

1,400	Medco Health Solutions, Inc., (2)	57,876

500	Quest Diagnostics Incorporated	23,740

2,500	UnitedHealth Group Incorporated	52,325

1,600	Wellpoint Inc., (2)	60,752
	Total Health Care Providers & Services	346,823

	Health Care Technology – 0.0%

400	IMS Health Incorporated	4,988
	Hotels, Restaurants & Leisure – 1.6%

1,700	Carnival Corporation	36,720

400	Darden Restaurants, Inc.	13,704

200	International Game Technology	1,844

400	Marriott International, Inc., Class A	6,544

3,900	McDonald’s Corporation	212,823

600	Starbucks Corporation, (2)	6,666

400	Starwood Hotels & Resorts Worldwide, Inc.	5,080

500	Wyndham Worldwide Corporation	2,100

100	Wynn Resorts Ltd, (2)	1,997

1,300	YUM! Brands, Inc.	35,724
	Total Hotels, Restaurants & Leisure	323,202

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Household Durables – 0.3%

200	Black & Decker Corporation	$6,312

100	Centex Corporation	750

300	D.R. Horton, Inc.	2,910

500	Fortune Brands Inc.	12,275

100	KB Home	1,318

400	Leggett and Platt Inc.	5,196

200	Lennar Corporation, Class A	1,502

400	Newell Rubbermaid Inc.	2,552

400	Pulte Corporation	4,372

200	Snap-on Incorporated	5,020

300	Stanley Works	8,736

300	Whirlpool Corporation	8,877
	Total Household Durables	59,820

	Household Products – 3.0%

400	Clorox Company	20,592

1,300	Colgate-Palmolive Company	76,674

1,400	Kimberly-Clark Corporation	64,554

9,400	Procter & Gamble Company	442,646
	Total Household Products	604,466

	Independent Power Producers & Energy Traders – 0.2%

4,300	AES Corporation, (2)	24,983

400	Constellation Energy Group	8,264
	Total Independent Power Producers & Energy Traders	33,247

	Industrial Conglomerates – 2.4%

1,900	3M Co.	94,468

32,700	General Electric Company	330,597

500	Genuine Parts Company	14,930

1,500	Textron Inc.	8,610

1,900	Tyco International Ltd.	37,164
	Total Industrial Conglomerates	485,769

	Insurance – 2.0%

500	AFLAC Incorporated	9,680

900	Allstate Corporation	17,235

1,200	Aon Corporation	48,984

200	Assurant Inc.	4,356

1,500	Chubb Corporation	63,480

700	Cincinnati Financial Corporation	16,009

800	Lincoln National Corporation	5,352

1,300	Loews Corporation	28,730

1,300	Marsh & McLennan Companies, Inc.	26,325

100	MBIA Inc., (2)	458

1,700	MetLife, Inc.	38,709

900	Progressive Corporation, (2)	12,096

Shares	Description (1)	Value

	Insurance (continued)

500	Prudential Financial, Inc.	$9,510

200	Torchmark Corporation	5,246

2,500	Travelers Companies, Inc.	101,600

800	Unum Group	10,000

600	XL Capital Ltd, Class A	3,276
	Total Insurance	401,046

	Internet & Catalog Retail – 0.3%

700	Amazon.com, Inc., (2)	51,408

400	Expedia, Inc., (2)	3,632
	Total Internet & Catalog Retail	55,040

	Internet Software & Services – 1.2%

1,800	eBay Inc., (2)	22,608

600	Google Inc., Class A, (2)	208,836

800	Yahoo! Inc., (2)	10,248
	Total Internet Software & Services	241,692

	IT Services – 0.9%

400	Affiliated Computer Services, Inc., (2)	19,156

1,600	Automatic Data Processing, Inc.	56,256

1,000	Computer Sciences Corporation, (2)	36,840

100	Convergys Corporation, (2)	808

700	Fidelity National Information Services	12,740

400	Fiserv, Inc., (2)	14,584

200	Iron Mountain Inc., (2)	4,434

800	Paychex, Inc.	20,536

500	Total System Services Inc.	6,905
	Total IT Services	172,259

	Leisure Equipment & Products – 0.1%

1,200	Eastman Kodak Company	4,560

400	Hasbro, Inc.	10,028

1,300	Mattel, Inc.	14,989
	Total Leisure Equipment & Products	29,577

	Life Sciences Tools & Services – 0.1%

400	Life Technologies Corporation, (2)	12,992

100	Millipore Corporation, (2)	5,741

300	Perkinelmer Inc.	3,831
	Total Life Sciences Tools & Services	22,564

	Machinery – 1.5%

2,000	Caterpillar Inc.	55,920

600	Cummins Inc.	15,270

600	Danaher Corporation	32,532

800	Deere & Company	26,296

600	Dover Corporation	15,828

600	Eaton Corporation	22,116

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Machinery (continued)

100	Flowserve Corporation	$5,612

1,100	Illinois Tool Works, Inc.	33,935

1,400	Ingersoll Rand Company Limited, Class A	19,320

500	ITT Industries, Inc.	19,235

1,100	PACCAR Inc.	28,336

300	Pall Corporation	6,129

500	Parker Hannifin Corporation	16,990
	Total Machinery	297,519

	Media – 3.0%

4,800	CBS Corporation, Class B	18,432

9,200	Comcast Corporation, Class A	125,488

1,500	DIRECTV Group, Inc., (2)	34,185

300	Gannett Company Inc.	660

1,400	Interpublic Group Companies, Inc., (2)	5,768

700	McGraw-Hill Companies, Inc.	16,009

100	Meredith Corporation	1,664

8,600	News Corporation, Class A	56,932

900	Omnicom Group, Inc.	21,060

100	Scripps Networks Interactive, Class A Shares	2,251

987	Time Warner Cable, Class A	24,478

8,000	Time Warner Inc.	154,400

3,200	Viacom Inc., Class B, (2)	55,616

5,100	Walt Disney Company	92,616
	Total Media	609,559

	Metals & Mining – 0.7%

2,000	Alcoa Inc.	14,680

300	Allegheny Technologies, Inc.	6,579

100	CONSOL Energy Inc.	2,524

500	Freeport-McMoRan Copper & Gold, Inc.	19,055

1,000	Newmont Mining Corporation	44,760

1,000	Nucor Corporation	38,170

100	Titanium Metals Corporation	547

600	United States Steel Corporation	12,678
	Total Metals & Mining	138,993

	Multiline Retail – 0.8%

300	Big Lots, Inc., (2)	6,234

400	Family Dollar Stores, Inc.	13,348

2,300	Federated Department Stores, Inc.	20,470

700	J.C. Penney Company, Inc.	14,049

900	Kohl’s Corporation, (2)	38,088

400	Nordstrom, Inc.	6,700

100	Sears Holding Corporation, (2)	4,571

1,900	Target Corporation	65,341
	Total Multiline Retail	168,801

Shares	Description (1)	Value

	Multi-Utilities – 1.8%

1,900	CenterPoint Energy, Inc.	$19,817

700	CMS Energy Corporation	8,288

2,400	Dominion Resources, Inc.	74,376

5,400	Duke Energy Corporation	77,328

1,100	Dynegy Inc., (2)	1,551

300	Integrys Energy Group, Inc.	7,812

1,100	NiSource Inc.	10,780

1,500	Public Service Enterprise Group Incorporated	44,205

500	Scana Corporation	15,445

900	Sempra Energy	41,616

500	Wisconsin Energy Corporation	20,585

2,100	Xcel Energy, Inc.	39,123
	Total Multi-Utilities	360,926

	Office Electronics – 0.1%

2,700	Xerox Corporation	12,285
	Oil, Gas & Consumable Fuels – 13.3%

1,400	Apache Corporation	89,726

1,800	Chesapeake Energy Corporation	30,708

7,000	Chevron Corporation	470,680

5,400	ConocoPhillips	211,464

2,100	Devon Energy Corporation	93,849

3,400	El Paso Corporation	21,250

700	EOG Resources, Inc.	38,332

17,100	Exxon Mobil Corporation	1,164,509

1,000	Hess Corporation	54,200

3,000	Marathon Oil Corporation	78,870

700	Murphy Oil Corporation	31,339

600	Noble Energy, Inc.	32,328

3,100	Occidental Petroleum Corporation	172,515

500	Peabody Energy Corporation	12,520

400	Pioneer Natural Resources Company	6,588

200	Range Resources Corporation	8,232

800	Southwestern Energy Company, (2)	23,752

600	Sunoco, Inc.	15,888

300	Tesoro Corporation	4,041

1,500	Valero Energy Corporation	26,850

2,300	Williams Companies, Inc.	26,174

1,800	XTO Energy, Inc.	55,116
	Total Oil, Gas & Consumable Fuels	2,668,931

	Paper & Forest Products – 0.1%

1,800	International Paper Company	12,672

500	MeadWestvaco Corporation	5,995

300	Weyerhaeuser Company	8,271
	Total Paper & Forest Products	26,938

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Personal Products – 0.1%

800	Avon Products, Inc.	$15,384

300	Estee Lauder Companies Inc., Class A	7,395
	Total Personal Products	22,779

	Pharmaceuticals – 9.0%

5,100	Abbott Laboratories	243,270

400	Allergan, Inc.	19,104

7,300	Bristol-Myers Squibb Company	160,016

2,200	Eli Lilly and Company	73,502

800	Forest Laboratories, Inc., (2)	17,568

9,200	Johnson & Johnson	483,920

1,100	King Pharmaceuticals Inc., (2)	7,777

6,300	Merck & Co. Inc.	168,525

800	Mylan Laboratories Inc., (2)	10,728

24,900	Pfizer Inc.	339,138

2,700	Schering-Plough Corporation	63,585

500	Watson Pharmaceuticals Inc., (2)	15,555

4,700	Wyeth	202,288
	Total Pharmaceuticals	1,804,976

	Real Estate – 0.9%

900	Apartment Investment & Management Company, Class A	4,932

300	AvalonBay Communities, Inc.	14,118

200	Boston Properties, Inc.	7,006

1,500	Developers Diversified Realty Corporation	3,195

900	Equity Residential	16,515

1,000	Health Care Property Investors Inc.	17,850

500	Health Care REIT, Inc.	15,295

3,200	Host Hotels & Resorts Inc.	12,544

1,000	Kimco Realty Corporation	7,620

400	Plum Creek Timber Company	11,628

1,900	ProLogis	12,350

400	Public Storage, Inc.	22,100

500	Simon Property Group, Inc.	17,320

400	Ventas Inc.	9,044

400	Vornado Realty Trust	13,296
	Total Real Estate	184,813

	Road & Rail – 1.0%

900	Burlington Northern Santa Fe Corporation	54,135

1,200	CSX Corporation	31,020

1,300	Norfolk Southern Corporation	43,875

100	Ryder System, Inc.	2,831

1,500	Union Pacific Corporation	61,665
	Total Road & Rail	193,526

Shares	Description (1)	Value

	Semiconductors & Equipment – 2.0%

200	Advanced Micro Devices, Inc., (2)	$610

700	Altera Corporation	12,285

1,000	Analog Devices, Inc.	19,270

1,900	Applied Materials, Inc.	20,425

800	Broadcom Corporation, Class A, (2)	15,984

14,400	Intel Corporation	216,720

100	KLA-Tencor Corporation	2,000

600	Linear Technology Corporation	13,788

1,200	LSI Logic Corporation, (2)	3,648

500	Microchip Technology Incorporated	10,595

1,400	Micron Technology, Inc., (2)	5,684

600	National Semiconductor Corporation	6,162

200	Novellus Systems, Inc., (2)	3,326

400	NVIDIA Corporation, (2)	3,944

200	QLogic Corporation, (2)	2,224

2,800	Texas Instruments Incorporated	46,228

800	Xilinx, Inc.	15,328
	Total Semiconductors & Equipment	398,221

	Software – 3.4%

700	Adobe Systems Incorporated, (2)	14,973

200	Akamai Technologies, Inc., (2)	3,880

300	Autodesk, Inc., (2)	5,043

500	BMC Software, Inc., (2)	16,500

1,100	CA Inc.	19,371

300	Citrix Systems, (2)	6,792

600	Cognizant Technology Solutions Corporation, Class A, (2)	12,474

800	Compuware Corporation, (2)	5,272

800	Intuit, Inc., (2)	21,600

19,200	Microsoft Corporation	352,704

100	Novell Inc., (2)	426

9,800	Oracle Corporation	177,086

2,200	Symantec Corporation, (2)	32,868

100	VeriSign, Inc., (2)	1,887
	Total Software	670,876

	Specialty Retail – 2.0%

200	Abercrombie & Fitch Co., Class A	4,760

200	AutoNation Inc., (2)	2,776

100	AutoZone, Inc., (2)	16,262

700	Bed Bath and Beyond Inc., (2)	17,325

800	Best Buy Co., Inc.	30,368

400	GameStop Corporation, (2)	11,208

1,200	Gap, Inc.	15,588

5,600	Home Depot, Inc.	131,936

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Specialty Retail (continued)

1,100	Limited Brands, Inc.	$9,570

4,200	Lowe’s Companies, Inc.	76,650

300	Office Depot, Inc., (2)	393

300	RadioShack Corporation	2,571

300	Sherwin-Williams Company	15,591

1,800	Staples, Inc.	32,598

300	Tiffany & Co.	6,468

1,100	TJX Companies, Inc.	28,204
	Total Specialty Retail	402,268

	Textiles, Apparel & Luxury Goods – 0.4%

600	Coach, Inc., (2)	10,020

1,000	Nike, Inc., Class B	46,890

100	Polo Ralph Lauren Corporation	4,225

300	VF Corporation	17,133
	Total Textiles, Apparel & Luxury Goods	78,268

	Thrifts & Mortgage Finance – 0.2%

1,600	Hudson City Bancorp, Inc.	18,704

1,300	People’s United Financial, Inc.	23,361
	Total Thrifts & Mortgage Finance	42,065

	Tobacco – 2.1%

9,400	Altria Group, Inc.	150,588

500	Lorillard Inc.	30,870

6,100	Philip Morris International	217,038

700	Reynolds American Inc.	25,088
	Total Tobacco	423,584

	Trading Companies & Distributors – 0.1%

200	W.W. Grainger, Inc.	14,036
	Wireless Telecommunication Services – 0.1%

600	American Tower Corporation, (2)	18,258
	Total Common Stocks (cost $29,813,094)	19,958,430

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.9%

$180	Repurchase Agreement with State Street Bank, dated 3/31/09, repurchase price $179,899, collateralized by $185,000 U.S. Treasury Bills, 0.000%, due 8/27/09, value $184,778	0.100%	4/01/09	$179,898

	Total Short-Term Investments (cost $179,898)			179,898

	Total Investments (cost $29,992,992) – 100.7%			20,138,328

	Other Assets Less Liabilities – (0.7)%			(131,338)

	Net Assets – 100%			$20,006,990

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$20,138,328	$—	$—	$20,138,328

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments was $29,995,155.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$86,319
Depreciation	(9,943,146)
Net unrealized appreciation (depreciation) of investments	$(9,856,827)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend in the past twelve months.

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund

March 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 94.4%

	Aerospace & Defense – 0.9%

10	Alliant Techsystems Inc., (2)	$670

20	FLIR Systems Inc., (2)	410

130	Goodrich Corporation	4,926

100	L-3 Communications Holdings, Inc.	6,780

20	Precision Castparts Corporation	1,198

50	Rockwell Collins, Inc.	1,632
	Total Aerospace & Defense	15,616

	Air Freight & Logistics – 0.2%

70	C.H. Robinson Worldwide, Inc.	3,193

10	UTI Worldwide, Inc.	120
	Total Air Freight & Logistics	3,313

	Airlines – 0.1%

20	Copa Holdings SA	573

190	Southwest Airlines Co.	1,203
	Total Airlines	1,776

	Auto Components – 0.7%

110	Advance Auto Parts, Inc.	4,519

70	Autoliv Inc.	1,300

10	BorgWarner Inc.	203

10	Federal Mogul Corporation, Class A Shares, (2)	67

710	Goodyear Tire & Rubber Company, (2)	4,445

30	LKQ Corporation, (2)	428

10	WABCO Holdings Inc.	123
	Total Auto Components	11,085

	Automobile – 0.3%

330	Harley-Davidson, Inc.	4,419
	Automobiles – 0.8%

4,730	Ford Motor Company, (2)	12,440

10	Thor Industries, Inc.	156
	Total Automobiles	12,596

	Beverages – 1.0%

60	Brown-Forman Corporation	2,330

370	Coca-Cola Enterprises Inc.	4,880

60	Dr. Pepper Snapple Group, (2)	1,015

130	Molson Coors Brewing Company, Class B	4,456

150	Pepsi Bottling Group, Inc.	3,321

10	PepsiAmericas Inc.	173
	Total Beverages	16,175

	Biotechnology – 0.0%

10	Sepracor Inc., (2)	147
	Building Products – 0.2%

10	Armstrong World Industries Inc., (2)	110

Shares	Description (1)	Value

	Building Products (continued)

70	Fastenal Company	$2,251

50	Lennox International Inc.	1,323

10	Owens Corning, (2)	90
	Total Building Products	3,774

	Capital Markets – 1.0%

490	American Capital Limited	916

370	Ameriprise Financial, Inc.	7,581

250	Invesco LTD	3,465

30	Jefferies Group, Inc.	414

10	Lazard Limited	294

110	Raymond James Financial Inc.	2,167

60	SEI Investments Company	733

70	TD Ameritrade Holding Corporation, (2)	967

10	Waddell & Reed Financial, Inc., Class A	181
	Total Capital Markets	16,718

	Chemicals – 3.3%

40	Airgas, Inc.	1,352

10	Albemarle Corporation	218

40	Ashland Inc.	413

40	Cabot Corporation	420

350	Celanese Corporation, Series A	4,680

90	CF Industries Holdings, Inc.	6,402

80	Chemtura Corporation	4

10	Cytec Industries, Inc.	150

180	Eastman Chemical Company	4,824

10	Ecolab Inc.	347

60	FMC Corporation	2,588

60	International Flavors & Fragrances Inc.	1,828

40	Lubrizol Corporation	1,360

230	PPG Industries, Inc.	8,487

90	Rayonier Inc.	2,720

170	Rohm and Haas Company	13,403

30	RPM International, Inc.	382

30	Sigma-Aldrich Corporation	1,134

70	Terra Industries, Inc.	1,966

130	Valspar Corporation	2,596
	Total Chemicals	55,274

	Commercial Banks – 2.7%

150	Associated Banc-Corp.	2,316

110	BancorpSouth Inc.	2,292

60	Bank of Hawaii Corporation	1,979

20	BOK Financial Corporation	691

40	City National Corporation	1,351

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Commercial Banks (continued)

310	Comerica Incorporated	$5,676

80	Commerce Bancshares Inc.	2,904

90	Cullen/Frost Bankers, Inc.	4,225

280	Fulton Financial Corporation	1,856

340	Huntington BancShares Inc.	564

90	M&T Bank Corporation	4,072

490	Marshall and Ilsley Corporation	2,759

20	Northern Trust Corporation	1,196

320	Popular, Inc.	698

840	Regions Financial Corporation	3,578

80	Synovus Financial Corp.	260

240	TCF Financial Corporation	2,822

110	Valley National Bancorp.	1,361

20	Webster Financial Corporation	85

90	Whitney Holding Corporation	1,031

70	Wilmington Trust Corporation	678

170	Zions Bancorporation	1,671
	Total Commercial Banks	44,065

	Commercial Services & Supplies – 2.0%

150	Avery Dennison Corporation	3,351

20	Brinks Company	529

20	Career Education Corporation, (2)	479

180	Cintas Corporation	4,450

10	Corporate Executive Board Company	145

50	Dun and Bradstreet Inc.	3,850

70	Equifax Inc.	1,712

10	FTI Consulting Inc., (2)	495

30	Genpact Limited, (2)	266

20	IHS Inc., (2)	824

200	Pitney Bowes Inc.	4,670

330	R.R. Donnelley & Sons Company	2,419

400	Republic Services, Inc.	6,860

90	Steelcase Inc.	451

10	Strayer Education Inc.	1,799

30	Zebra Technologies Corporation, Class A, (2)	571
	Total Commercial Services & Supplies	32,871

	Communication Equipment – 0.1%

40	Harris Corporation	1,158

470	Level 3 Communications Inc., (2)	432

10	NeuStar, Inc., (2)	168

50	Tellabs Inc., (2)	229
	Total Communication Equipment	1,987

Shares	Description (1)	Value

	Computers & Peripherals – 1.4%

140	Ingram Micro, Inc., (2)	$1,770

160	Lexmark International, Inc., Class A, (2)	2,699

10	MSCI Inc., Class A Shares, (2)	169

1,370	Seagate Technology	8,234

60	Teradata Corporation, (2)	973

450	Western Digital Corporation, (2)	8,703
	Total Computers & Peripherals	22,548

	Construction & Engineering – 0.1%

90	AECOM Technology Corporation, (2)	2,347
	Construction Materials – 0.2%

80	Vulcan Materials Company	3,543
	Consumer Finance – 0.2%

70	Americredit Corp., (2)	410

600	Capitalsource Inc.	732

330	Discover Financial Services	2,082
	Total Consumer Finance	3,224

	Containers & Packaging – 1.3%

60	AptarGroup Inc.	1,868

110	Ball Corporation	4,774

140	Bemis Company, Inc.	2,936

40	Crown Holdings Inc., (2)	909

10	Greif Inc.	333

110	Owens-Illinois, Inc., (2)	1,588

110	Packaging Corp. of America	1,432

170	Pactiv Corporation, (2)	2,480

210	Sealed Air Corporation	2,898

1,080	Smurfit-Stone Container Corporation, (2)	40

100	Sonoco Products Company	2,098

40	Temple-Inland Inc.	215
	Total Containers & Packaging	21,571

	Diversified Consumer Services – 0.7%

20	Apollo Group, Inc., (2)	1,567

60	Devry, Inc.	2,891

290	H & R Block Inc.	5,275

50	Hillenbrand Inc.	801

100	Service Corporation International	349
	Total Diversified Consumer Services	10,883

	Diversified Financial Services – 0.1%

120	Allied Capital Corporation	191

20	Eaton Vance Corporation	457

40	Nasdaq Stock Market, Inc., (2)	783
	Total Diversified Financial Services	1,431

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Diversified REIT – 0.6%

320	Duke Realty Corporation	$1,760

170	Liberty Property Trust	3,220

132	Vornado Realty Trust	4,388
	Total Diversified REIT	9,368

	Diversified Telecommunication Services – 1.8%

240	CenturyTel, Inc.	6,749

220	Embarq Corporation	8,327

410	Frontier Communications Corporation	2,944

1,980	Qwest Communications International Inc.	6,772

690	Windstream Corporation	5,561
	Total Diversified Telecommunication Services	30,353

	Electric Utilities – 7.5%

140	Alliant Energy Corporation	3,457

250	Ameren Corporation	5,798

450	American Electric Power Company, Inc.	11,367

390	Consolidated Edison, Inc.	15,448

20	Covanta Holding Corporation, (2)	262

130	DPL Inc.	2,930

190	DTE Energy Company	5,263

460	Edison International	13,253

150	Great Plains Energy Incorporated	2,021

120	Hawaiian Electric Industries	1,649

180	Northeast Utilities	3,886

240	NV Energy Inc.	2,254

110	OGE Energy Corp.	2,620

350	Pepco Holdings, Inc.	4,368

420	PG&E Corporation	16,049

140	Pinnacle West Capital Corporation	3,718

470	PPL Corporation	13,494

290	Progress Energy, Inc.	10,515

530	Reliant Energy Inc., (2)	1,691

340	TECO Energy, Inc.	3,791
	Total Electric Utilities	123,834

	Electrical Equipment – 0.6%

40	Ametek Inc.	1,251

180	Cooper Industries, Ltd., Class A	4,655

40	Hubbell Incorporated, Class B	1,078

30	Lincoln Electric Holdings Inc.	951

60	Rockwell Automation, Inc.	1,310
	Total Electrical Equipment	9,245

	Electronic Equipment & Instruments – 0.8%

140	Agilent Technologies, Inc., (2)	2,152

130	Arrow Electronics, Inc., (2)	2,478

Shares	Description (1)	Value

	Electronic Equipment & Instruments (continued)

210	Avnet Inc., (2)	$3,677

40	AVX Group	363

70	Diebold Inc.	1,495

20	Gentex Corporation	199

30	Molex Inc.	412

20	National Instruments Corporation	373

30	Roper Industries Inc.	1,274

10	Tech Data Corporation, (2)	218

30	Trimble Navigation Limited, (2)	458

80	Vishay Intertechnology Inc., (2)	278

10	Waters Corporation, (2)	370
	Total Electronic Equipment & Instruments	13,747

	Energy Equipment & Services – 4.2%

420	BJ Services Company	4,179

120	Cabot Oil & Gas Corporation	2,828

60	Diamond Offshore Drilling, Inc.	3,772

20	Dresser Rand Group, Inc., (2)	442

350	ENSCO International Incorporated	9,240

240	Helmerich & Payne Inc.	5,465

20	Key Energy Services Inc., (2)	58

960	Nabors Industries Inc., (2)	9,590

480	Noble Corporation	11,563

90	Oil States International Inc., (2)	1,208

480	Patterson-UTI Energy, Inc.	4,301

370	Pride International Inc., (2)	6,653

290	Rowan Companies Inc.	3,471

30	SeaCor Smit Inc., (2)	1,749

90	Tidewater Inc.	3,342

70	Unit Corporation, (2)	1,464
	Total Energy Equipment & Services	69,325

	Food & Staples Retailing – 1.1%

70	BJ’s Wholesale Club, (2)	2,239

820	Rite Aid Corporation, (2)	295

560	Safeway Inc.	11,306

320	SUPERVALU INC.	4,570
	Total Food & Staples Retailing	18,410

	Food Products – 4.1%

250	Bunge Limited	14,163

300	Campbell Soup Company	8,208

630	ConAgra Foods, Inc.	10,628

80	Corn Products International, Inc.	1,696

160	Del Monte Foods Company	1,166

350	H.J. Heinz Company	11,571

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Food Products (continued)

140	Hershey Foods Corporation	$4,865

60	Hormel Foods Corporation	1,903

170	JM Smucker Company	6,336

90	McCormick & Company, Incorporated	2,661

450	Sara Lee Corporation	3,636

210	Tyson Foods, Inc., Class A	1,972
	Total Food Products	68,805

	Gas Utilities – 1.7%

90	AGL Resources Inc.	2,388

120	Atmos Energy Corporation	2,774

80	Energen Corporation	2,330

40	EQT Corporation	1,253

200	Questar Corporation	5,886

10	Southern Union Company	152

700	Spectra Energy Corporation	9,898

120	UGI Corporation	2,833
	Total Gas Utilities	27,514

	Health Care Equipment & Supplies – 0.6%

10	Beckman Coulter, Inc.	510

30	C. R. Bard, Inc.	2,392

50	Hill Rom Holdings Inc.	495

70	Hospira Inc., (2)	2,160

40	Lincare Holdings, (2)	872

20	ResMed Inc., (2)	707

50	Saint Jude Medical Inc., (2)	1,817

10	Varian Medical Systems, Inc., (2)	304
	Total Health Care Equipment & Supplies	9,257

	Health Care Providers & Services – 1.2%

170	Coventry Health Care, Inc., (2)	2,200

80	Davita Inc., (2)	3,516

10	Express Scripts, Inc., (2)	462

60	Laboratory Corporation of America Holdings, (2)	3,509

50	Lifepoint Hospitals Inc., (2)	1,043

10	Medax Inc., (2)	295

120	Omnicare, Inc.	2,939

10	Pharmaceutical Product Development Inc.	237

90	Quest Diagnostics Incorporated	4,273

40	Universal Health Services, Inc., Class B	1,534

20	VCA Antech, Inc., (2)	451
	Total Health Care Providers & Services	20,459

	Health Care Technology – 0.1%

170	Health Corporation, (2)	1,760

40	IMS Health Incorporated	499
	Total Health Care Technology	2,259

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 1.3%

40	Burger King Holdings Inc.	$918

10	Chipotle Mexican Grill, (2)	664

10	Choice Hotels International, Inc.	258

110	Darden Restaurants, Inc.	3,769

30	International Game Technology	277

50	Interval Leisure Group Inc., (2)	265

10	Intl Speedway Corporation	221

30	MGM Mirage Inc., (2)	70

30	Panera Bread Company, (2)	1,677

10	Penn National Gaming, Inc., (2)	242

290	Royal Caribbean Cruises Limited	2,323

80	Tim Hortons Inc.	2,030

90	Wyndham Worldwide Corporation	378

330	YUM! Brands, Inc.	9,068
	Total Hotels, Restaurants & Leisure	22,160

	Household Durables – 1.9%

100	Black & Decker Corporation	3,156

180	Fortune Brands Inc.	4,419

60	KB Home	791

170	Leggett and Platt Inc.	2,208

130	Lennar Corporation, Class A	976

30	MDC Holdings Inc.	934

140	Mohawk Industries Inc., (2)	4,182

390	Newell Rubbermaid Inc.	2,488

130	Pulte Corporation	1,421

70	Snap-on Incorporated	1,757

120	Stanley Works	3,494

200	Whirlpool Corporation	5,918
	Total Household Durables	31,744

	Household Products – 0.7%

70	Church & Dwight Company Inc.	3,656

150	Clorox Company	7,722
	Total Household Products	11,378

	Independent Power Producers & Energy Traders – 1.1%

1,100	AES Corporation, (2)	6,391

200	Calpine Corporation, (2)	1,362

180	Constellation Energy Group	3,719

410	NRG Energy Inc., (2)	7,216
	Total Independent Power Producers & Energy Traders	18,688

	Industrial Conglomerates – 0.7%

20	Carlisle Companies Inc.	393

220	Genuine Parts Company	6,569

50	Teleflex Inc.	1,955

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Industrial Conglomerates (continued)

340	Textron Inc.	$1,952
	Total Industrial Conglomerates	10,869

	Industrial REIT – 0.2%

90	AMB Property Corp.	1,296

430	ProLogis	2,795
	Total Industrial REIT	4,091

	Insurance – 6.8%

40	Allied World Assurance Holdings	1,521

100	American Financial Group Inc.	1,605

430	Aon Corporation	17,550

90	Arch Capital Group Limited, (2)	4,847

120	Arthur J. Gallagher & Co.	2,040

170	Axis Capital Holdings Limited	3,832

100	Brown & Brown Inc.	1,891

160	Cincinnati Financial Corporation	3,659

50	Conseco Inc., (2)	46

70	Endurance Specialty Holdings, Limited	1,746

30	Erie Indemnity Company	1,025

50	Everest Reinsurance Group Ltd	3,540

220	Fidelity National Title Group Inc., Class A	4,292

70	First American Corporation	1,856

710	Genworth Financial Inc., Class A	1,349

50	Hanover Insurance Group Inc.	1,441

170	HCC Insurance Holdings Inc.	4,282

230	Lincoln National Corporation	1,539

10	Markel Corporation, (2)	2,839

770	Marsh & McLennan Companies, Inc.	15,590

30	Mercury General Corporation	891

260	Old Republic International Corporation	2,813

20	OneBeacon Insurance Group Limited, Class A	193

60	PartnerRe Limited	3,724

740	Progressive Corporation, (2)	9,946

60	Protective Life Corporation	315

70	Reinsurance Group of America Inc.	2,267

50	RenaisasnceRE Holdings, Limited	2,472

40	StanCorp Financial Group Inc.	911

60	Torchmark Corporation	1,574

20	Transatlantic Holdings Inc.	713

40	Unitrin, Inc.	559

340	Unum Group	4,250

10	White Mountain Insurance Group	1,719

190	WR Berkley Corporation	4,285
	Total Insurance	113,122

Shares	Description (1)	Value

	Internet & Catalog Retail – 0.2%

40	Hosting Site Network, Inc., (2)	$206

140	IAC/InterActiveCorp., (2)	2,132

50	MSC Industrial Direct Inc., Class A	1,554

40	Ticketmaster Online-Citysearch, Inc., (2)	148
	Total Internet & Catalog Retail	4,040

	Internet Software & Services – 0.1%

50	F5 Networks, Inc., (2)	1,048

40	Metavante Technologies Inc., (2)	798
	Total Internet Software & Services	1,846

	IT Services – 1.9%

120	Affiliated Computer Services, Inc., (2)	5,747

40	Broadridge Financial Solutions, Inc.	744

190	Computer Sciences Corporation, (2)	7,000

40	Convergys Corporation, (2)	323

240	Fidelity National Information Services	4,368

30	Fiserv, Inc., (2)	1,094

40	Global Payments Inc.	1,336

80	Iron Mountain Inc., (2)	1,774

90	Lender Processing Services Inc.	2,755

100	Paychex, Inc.	2,567

140	SAIC, Inc., (2)	2,614

80	Total System Services Inc.	1,105
	Total IT Services	31,427

	Leisure Equipment & Products – 0.7%

710	Eastman Kodak Company	2,698

190	Hasbro, Inc.	4,763

420	Mattel, Inc.	4,843
	Total Leisure Equipment & Products	12,304

	Life Sciences Tools & Services – 0.3%

40	Edwards Lifesciences Corporation, (2)	2,425

30	Perkinelmer Inc.	383

30	Techne Corporation	1,641
	Total Life Sciences Tools & Services	4,449

	Machinery – 3.5%

240	Cummins Inc.	6,108

20	Donaldson Company, Inc.	537

220	Dover Corporation	5,804

250	Eaton Corporation	9,215

40	Flowserve Corporation	2,245

60	Gardner Denver, Inc., (2)	1,304

10	Graco Inc.	171

110	Harsco Corporation	2,439

30	IDEX Corporation	656

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Machinery (continued)

510	Ingersoll Rand Company Limited, Class A	$7,038

140	ITT Industries, Inc.	5,386

40	John Bean Technologies Corporation	418

20	Kennametal Inc.	324

40	Pall Corporation	817

200	Parker Hannifin Corporation	6,796

140	Pentair, Inc.	3,034

40	SPX Corporation	1,880

230	Terex Corporation, (2)	2,128

90	Timken Company	1,256

130	Trinity Industries Inc.	1,188
	Total Machinery	58,744

	Marine – 0.1%

40	Alexander and Bald, Inc.	761

50	Overseas Shipholding Group Inc.	1,134
	Total Marine	1,895

	Media – 2.0%

10	Ascent Media Corporation, (2)	250

220	Cablevision Systems Corporation	2,847

1,150	CBS Corporation, Class B	4,416

10	Clear Channel Outdoor Holdings Inc., Class A, (2)	37

60	Discovery Communications Inc., Class C Shares, (2)	879

80	Dreamworks Animation SKG Inc., (2)	1,731

100	E.W. Scripps Company, Class A	135

240	Echostar Communications Corporation, Variable Prepaid Forward, (2)	2,666

60	Echostar Holding Corproation, Class A, (2)	890

160	Gannett Company Inc.	352

40	Hearst-Argyle Television Inc.	166

440	Interpublic Group Companies, Inc., (2)	1,813

40	John Wiley and Sons Inc., Class A	1,191

360	Liberty Global Inc, A Shares, (2)	5,242

80	Liberty Media Corporation, Entertainment Tracking Shares, Class A, (2)	1,596

640	Liberty Media Holding Corporation Interactive, Class A, (2)	1,856

100	McGraw-Hill Companies, Inc.	2,287

30	New York Times, Class A	136

40	Scripps Networks Interactive, Class A Shares	900

660	Virgin Media, Inc.	3,168

20	Warner Music Group Corporation, (2)	47
	Total Media	32,605

	Metals & Mining – 0.5%

80	Allegheny Technologies, Inc.	1,754

160	Cliffs Natural Resources Inc.	2,906

60	Reliance Steel & Aluminum Company	1,580

Shares	Description (1)	Value

	Metals & Mining (continued)

20	Schnitzer Steel Industries, Inc.	$628

100	Steel Dynamics Inc.	881
	Total Metals & Mining	7,749

	Mortgage REIT – 0.9%

1,060	Annaly Capital Management Inc.	14,702

110	iStar Financial Inc.	309
	Total Mortgage REIT	15,011

	Multiline Retail – 3.2%

130	Big Lots, Inc., (2)	2,701

100	Dollar Tree Stores Inc., (2)	4,455

210	Family Dollar Stores, Inc.	7,008

1,260	Federated Department Stores, Inc.	11,214

500	J.C. Penney Company, Inc.	10,035

250	Kohl’s Corporation, (2)	10,580

280	Nordstrom, Inc.	4,690

60	Sears Holding Corporation, (2)	2,743
	Total Multiline Retail	53,426

	Multi-Utilities – 3.9%

530	CenterPoint Energy, Inc.	5,528

130	Integrys Energy Group, Inc.	3,385

210	MDU Resources Group Inc.	3,389

100	National Fuel Gas Company	3,067

460	NiSource Inc.	4,508

110	NSTAR	3,507

140	ONEOK, Inc.	3,168

130	Scana Corporation	4,016

330	Sempra Energy	15,259

90	Vectren Corporation	1,898

180	Wisconsin Energy Corporation	7,411

510	Xcel Energy, Inc.	9,501
	Total Multi-Utilities	64,637

	Office Electronics – 0.2%

640	Xerox Corporation	2,912
	Office REIT – 0.4%

20	Boston Properties, Inc.	701

180	Brandywine Realty Trust	513

410	HRPT Properties Trust	1,308

30	Kilroy Realty Corporation	516

90	Mack-Cali Realty Corporation	1,783

140	SL Green Realty Corporation	1,512
	Total Office REIT	6,333

	Oil, Gas & Consumable Fuels – 6.3%

150	Alpha Natural Resources Inc., (2)	2,663

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

120	Arch Coal Inc.	$1,604

230	Cimarex Energy Company	4,227

30	CNX Gas Corporation, (2)	711

30	Continental Resources Inc., (2)	636

1,330	El Paso Corporation	8,313

80	Encore Acquisition Company, (2)	1,862

180	Forest Oil Corporation, (2)	2,367

190	Frontline Limited	3,304

110	Mariner Energy Inc., (2)	853

320	Murphy Oil Corporation	14,326

290	Newfield Exploration Company, (2)	6,583

340	Noble Energy, Inc.	18,316

270	Petrohawk Energy Corporation, (2)	5,192

340	Pioneer Natural Resources Company	5,600

230	Plains Exploration & Production Company, (2)	3,963

160	Range Resources Corporation	6,586

370	Southwestern Energy Company, (2)	10,985

120	Sunoco, Inc.	3,178

30	Teekay Shipping Corporation	427

60	W&T Offshore Inc.	369

70	Whiting Petroleum Corporation, (2)	1,810
	Total Oil, Gas & Consumable Fuels	103,875

	Paper & Forest Products – 0.7%

950	International Paper Company	6,688

250	MeadWestvaco Corporation	2,998

80	Weyerhaeuser Company	2,206
	Total Paper & Forest Products	11,892

	Personal Products – 0.2%

100	Alberto Culver Company	2,261

10	Bare Escentuals, Inc., (2)	41

40	Estee Lauder Companies Inc., Class A	986
	Total Personal Products	3,288

	Pharmaceuticals – 0.9%

70	Allergan, Inc.	3,343

90	Endo Pharmaceuticals Holdings Inc., (2)	1,591

130	Forest Laboratories, Inc., (2)	2,855

290	King Pharmaceuticals Inc., (2)	2,050

80	Perrigo Company	1,986

20	Warner Chilcott Limited, (2)	210

100	Watson Pharmaceuticals Inc., (2)	3,111
	Total Pharmaceuticals	15,146

	Professional Services – 0.4%

40	Hewitt Associates Inc., Class A, (2)	1,190

Shares	Description (1)	Value

	Professional Services (continued)

90	Manpower Inc.	$2,838

160	Robert Half International Inc.	2,853
	Total Professional Services	6,881

	Real Estate Management & Development – 0.0%

10	St Joe Company, (2)	167
	Residential REIT – 1.3%

361	Apartment Investment & Management Company, Class A	1,978

90	AvalonBay Communities, Inc.	4,235

60	BRE Properties, Inc.	1,178

70	Camden Property Trust	1,511

400	Equity Residential	7,340

30	Essex Property Trust Inc.	1,720

422	UDR Inc.	3,633
	Total Residential REIT	21,595

	Retail REIT – 0.4%

60	CBL & Associates Properties Inc.	142

640	Developers Diversified Realty Corporation	1,363

20	Federal Realty Investment Trust	920

530	General Growth Properties Inc.	376

130	Kimco Realty Corporation	991

100	Macerich Company	626

30	Regency Centers Corporation	797

80	Weingarten Realty Investors Trust	762
	Total Retail REIT	5,977

	Road & Rail – 0.4%

300	Avis Budget Group Inc., (2)	273

30	Con-Way, Inc.	538

60	Hertz Global Holdings, Inc., (2)	236

100	J.B. Hunt Transports Serives Inc.	2,411

90	Ryder System, Inc.	2,548
	Total Road & Rail	6,006

	Semiconductors & Equipment – 1.5%

80	Altera Corporation	1,404

260	Analog Devices, Inc.	5,010

10	Cree, Inc., (2)	235

20	Fairchild Semiconductor International Inc., Class A, (2)	75

60	Intersil Holding Corporation, Class A	690

100	Linear Technology Corporation	2,298

360	LSI Logic Corporation, (2)	1,094

210	Microchip Technology Incorporated	4,450

1,110	Micron Technology, Inc., (2)	4,507

10	QLogic Corporation, (2)	111

10	Varian Semiconductor Equipment Associate, (2)	217

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

250	Xilinx, Inc.	$4,790
	Total Semiconductors & Equipment	24,881

	Software – 0.7%

620	Activision Blizzard Inc., (2)	6,485

20	Amdocs Limited, (2)	370

10	BMC Software, Inc., (2)	330

100	CA Inc.	1,761

130	Compuware Corporation, (2)	857

150	Novell Inc., (2)	639

20	Synopsys Inc., (2)	415
	Total Software	10,857

	Specialized REIT – 2.0%

310	Health Care Property Investors Inc.	5,534

160	Health Care REIT, Inc.	4,894

250	Hospitality Properties Trust	3,000

1,320	Host Hotels & Resorts Inc.	5,174

160	Nationwide Health Properties, Inc.	3,550

100	Plum Creek Timber Company	2,907

130	Public Storage, Inc.	7,183

70	Ventas Inc.	1,583
	Total Specialized REIT	33,825

	Specialty Retail – 3.7%

110	Abercrombie & Fitch Co., Class A	2,618

210	American Eagle Outfitters, Inc.	2,570

110	AutoNation Inc., (2)	1,527

40	AutoZone, Inc., (2)	6,505

20	Barnes & Noble Inc.	428

10	Bed Bath and Beyond Inc., (2)	248

40	CarMax, Inc., (2)	498

200	Foot Locker, Inc.	2,096

510	Gap, Inc.	6,625

530	Limited Brands, Inc.	4,611

70	OfficeMax Inc.	218

20	O’Reilly Automotive Inc., (2)	700

40	Penske Auto Group, Inc.	373

110	PetSmart Inc.	2,306

80	RadioShack Corporation	686

170	Ross Stores, Inc.	6,100

140	Sherwin-Williams Company	7,276

40	Signet Jewelers Limited	458

60	Tiffany & Co.	1,294

530	TJX Companies, Inc.	13,589
	Total Specialty Retail	60,726

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – 0.5%

10	Hanesbrands Inc., (2)	$96

70	Jones Apparel Group, Inc.	295

40	Polo Ralph Lauren Corporation	1,690

120	VF Corporation	6,853
	Total Textiles, Apparel & Luxury Goods	8,934

	Thrifts & Mortgage Finance – 1.8%

100	Astoria Financial Corporation	919

20	Capitol Federal Financial	756

920	Hudson City Bancorp, Inc.	10,755

440	New York Community Bancorp, Inc.	4,915

550	People’s United Financial, Inc.	9,884

120	TFS Financial Corporation	1,456

10	Tree.com Inc., (2)	46

120	Washington Federal Inc.	1,595
	Total Thrifts & Mortgage Finance	30,326

	Tobacco – 0.5%

140	Lorillard Inc.	8,644
	Trading Companies & Distributors – 0.4%

70	GATX Corporation	1,416

10	United Rentals Inc., (2)	42

80	W.W. Grainger, Inc.	5,614
	Total Trading Companies & Distributors	7,072

	Water Utilities – 0.2%

70	American water Works Company	1,347

140	Aqua America Inc.	2,800
	Total Water Utilities	4,147

	Wireless Telecommunication Services – 0.3%

10	American Tower Corporation, (2)	304

20	CLearwire Corporation, (2)	103

60	Metropcs Communications Inc., (2)	1,025

110	Telephone and Data Systems Inc.	2,916

10	United States Cellular Corporation, (2)	333
	Total Wireless Telecommunication Services	4,681

	Total Common Stocks (cost $2,447,296)	1,566,289

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 3.9%

1,200	iShares Russell MidCap Index Fund	$64,807

	Total Investment Companies (cost $66,918)	64,807

	Total Investments (cost $2,514,214) – 98.3%	1,631,096

	Other Assets Less Liabilities – 1.7%	27,801

	Net Assets – 100%	$1,658,897

Portfolio of Investments (Unaudited)

Nuveen Enhanced Mid-Cap Fund (continued)

March 31, 2009

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$1,631,096	$—	$—	$1,631,096

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments was $2,514,214.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$23,981
Depreciation	(907,099)
Net unrealized appreciation (depreciation) of investments	$(883,118)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Plus Fund

March 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 104.7%

	Aerospace & Defense – 2.0%

140	Boeing Company, (3)	$4,981

130	General Dynamics Corporation, (3)	5,407

200	Honeywell International Inc., (3)	5,572

150	Lockheed Martin Corporation	10,355

170	Northrop Grumman Corporation, (3)	7,419

240	Raytheon Company	9,346

410	United Technologies Corporation	17,622
	Total Aerospace & Defense	60,702

	Air Freight & Logistics – 0.7%

80	C.H. Robinson Worldwide, Inc., (3)	3,649

120	FedEx Corporation, (3)	5,339

240	United Parcel Service, Inc., Class B, (3)	11,813
	Total Air Freight & Logistics	20,801

	Beverages – 2.2%

800	Coca-Cola Company	35,160

610	PepsiCo, Inc.	31,403
	Total Beverages	66,563

	Biotechnology – 2.2%

820	Amgen Inc., (2)(3)	40,606

70	Celgene Corporation, (2)(3)	3,108

90	Genzyme Corporation, (2)	5,345

400	Gilead Sciences, Inc., (2)(3)	18,528
	Total Biotechnology	67,587

	Capital Markets – 0.5%

430	Bank of New York Company, Inc.	12,148

270	Charles Schwab Corporation, (3)	4,185
	Total Capital Markets	16,333

	Chemicals – 1.3%

780	Dow Chemical Company, (3)	6,575

600	E.I. Du Pont de Nemours and Company, (3)	13,398

110	PPG Industries, Inc.	4,059

110	Praxair, Inc., (3)	7,402

90	Rohm and Haas Company, (3)	7,096
	Total Chemicals	38,530

	Commercial Banks – 7.2%

5,410	Bank of America Corporation, (3)	36,896

720	BB&T Corporation, (3)	12,182

120	Goldman Sachs Group, Inc., (3)	12,722

2,730	JPMorgan Chase & Co.	72,563

310	PNC Financial Services Group, Inc., (3)	9,080

240	SunTrust Banks, Inc., (3)	2,818

1,760	U.S. Bancorp	25,714

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Plus Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Commercial Banks (continued)

3,520	Wells Fargo & Company, (3)	$50,125
	Total Commercial Banks	222,100

	Commercial Services & Supplies – 0.3%

360	Waste Management, Inc., (3)	9,216
	Communications Equipment – 1.7%

890	Cisco Systems, Inc., (2)	14,925

1,020	Corning Incorporated, (3)	13,535

610	QUALCOMM, Inc., (3)	23,735
	Total Communications Equipment	52,195

	Computers & Peripherals – 3.3%

840	Hewlett-Packard Company	26,930

760	International Business Machines Corporation (IBM), (3)	73,636
	Total Computers & Peripherals	100,566

	Consumer Finance – 0.2%

420	Capital One Financial Corporation, (3)	5,141
	Diversified Consumer Services – 0.2%

60	Apollo Group, Inc., (2)(3)	4,700
	Diversified Telecommunication Services – 7.4%

5,240	AT&T Inc.	132,048

150	CenturyTel, Inc., (3)	4,218

160	Embarq Corporation, (3)	6,056

1,740	Qwest Communications International Inc., (3)	5,951

2,460	Verizon Communications Inc.	74,292

640	Windstream Corporation, (3)	5,158
	Total Diversified Telecommunication Services	227,723

	Electric Utilities – 4.3%

220	Ameren Corporation, (3)	5,102

340	American Electric Power Company, Inc., (3)	8,588

320	Consolidated Edison, Inc., (3)	12,675

190	DTE Energy Company	5,263

200	Edison International	5,762

110	Entergy Corporation, (3)	7,490

310	Exelon Corporation, (3)	14,071

290	FirstEnergy Corp.	11,194

220	FPL Group, Inc., (3)	11,161

310	PG&E Corporation, (3)	11,848

230	PPL Corporation, (3)	6,603

270	Progress Energy, Inc., (3)	9,790

700	Southern Company	21,434
	Total Electric Utilities	130,981

	Electrical Equipment – 0.3%

290	Emerson Electric Company	8,288

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 0.3%

130	Thermo Fisher Scientific, Inc., (2)(3)	$4,637

360	Tyco Electronics, Limited, (3)	3,974
	Total Electronic Equipment & Instruments	8,611

	Energy Equipment & Services – 0.3%

270	Anadarko Petroleum Corporation, (3)	10,500
	Food & Staples Retailing – 4.2%

130	Costco Wholesale Corporation	6,022

550	CVS Caremark Corporation	15,120

470	Kroger Co., (3)	9,973

190	Safeway Inc., (3)	3,836

300	Sysco Corporation, (3)	6,840

370	Walgreen Co., (3)	9,605

1,480	Wal-Mart Stores, Inc., (3)	77,108
	Total Food & Staples Retailing	128,504

	Food Products – 2.7%

380	Archer-Daniels-Midland Company	10,556

160	Campbell Soup Company, (3)	4,378

320	ConAgra Foods, Inc., (3)	5,398

260	General Mills, Inc.	12,969

200	H.J. Heinz Company, (3)	6,612

90	JM Smucker Company, (3)	3,354

130	Kellogg Company, (3)	4,762

1,100	Kraft Foods Inc., (3)	24,519

130	Monsanto Company, (3)	10,803
	Total Food Products	83,351

	Gas Utilities – 0.2%

540	Spectra Energy Corporation, (3)	7,636
	Health Care Equipment & Supplies – 1.0%

270	Baxter International, Inc.	13,829

80	Becton, Dickinson and Company, (3)	5,379

250	Covidien Limited	8,310

150	Medtronic, Inc., (3)	4,421
	Total Health Care Equipment & Supplies	31,939

	Health Care Providers & Services – 0.6%

90	Express Scripts, Inc., (2)(3)	4,155

210	Medco Health Solutions, Inc., (2)(3)	8,681

150	Wellpoint Inc., (2)	5,696
	Total Health Care Providers & Services	18,532

	Hotels, Restaurants & Leisure – 1.8%

320	Carnival Corporation, (3)	6,912

840	McDonald’s Corporation	45,839

160	YUM! Brands, Inc., (3)	4,397
	Total Hotels, Restaurants & Leisure	57,148

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Plus Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Household Products – 3.6%

90	Clorox Company, (3)	$4,633

180	Colgate-Palmolive Company	10,616

300	Kimberly-Clark Corporation	13,833

1,770	Procter & Gamble Company	83,349
	Total Household Products	112,431

	Industrial Conglomerates – 2.9%

470	3M Co.	23,368

5,490	General Electric Company	55,504

120	Genuine Parts Company, (3)	3,583

290	Tyco International Ltd.	5,672
	Total Industrial Conglomerates	88,127

	Insurance – 2.9%

170	AFLAC Incorporated	3,291

130	Allstate Corporation, (3)	2,490

2,470	American International Group, Inc., (3)	2,470

230	Aon Corporation, (3)	9,389

370	Chubb Corporation	15,658

160	Cincinnati Financial Corporation	3,659

320	Loews Corporation	7,072

630	Marsh & McLennan Companies, Inc., (3)	12,758

180	MetLife, Inc., (3)	4,099

360	Progressive Corporation, (2)(3)	4,838

550	Travelers Companies, Inc.	22,352
	Total Insurance	88,076

	IT Services – 0.4%

320	Automatic Data Processing, Inc.	11,251
	Machinery – 0.6%

330	Caterpillar, Inc., (3)	9,227

100	Eaton Corporation	3,686

170	Illinois Tool Works, Inc., (3)	5,245
	Total Machinery	18,158

	Marine – 0.5%

290	Transocean Inc., (2)(3)	17,064
	Media – 3.0%

1,030	CBS Corporation, Class B, (3)	3,955

1,990	Comcast Corporation, Class A, (3)	27,144

360	DIRECTV Group, Inc., (2)	8,204

890	News Corporation, Class A, (3)	5,892

240	Time Warner Cable, Class A	5,952

956	Time Warner Inc.	18,451

350	Viacom Inc., Class B, (2)(3)	6,083

890	Walt Disney Company	16,162
	Total Media	91,843

Shares	Description (1)	Value

	Metals & Mining – 0.8%

470	Alcoa Inc., (3)	$3,450

330	Freeport-McMoRan Copper & Gold, Inc., (3)	12,576

220	Nucor Corporation, (3)	8,397
	Total Metals & Mining	24,423

	Multiline Retail – 0.5%

140	Kohl’s Corporation, (2)	5,925

230	Target Corporation, (3)	7,910
	Total Multiline Retail	13,835

	Multi-Utilities – 2.0%

330	CenterPoint Energy, Inc., (3)	3,442

440	Dominion Resources, Inc.	13,636

1,400	Duke Energy Corporation	20,048

240	Public Service Enterprise Group Incorporated	7,073

190	Sempra Energy	8,786

430	Xcel Energy, Inc., (3)	8,011
	Total Multi-Utilities	60,996

	Oil, Gas & Consumable Fuels – 21.4%

310	Apache Corporation, (3)	19,868

290	Chesapeake Energy Corporation, (3)	4,947

2,350	Chevron Corporation, (3)	158,014

1,930	ConocoPhillips, (3)	75,579

400	Devon Energy Corporation, (3)	17,876

250	EOG Resources, Inc., (3)	13,690

3,830	Exxon Mobil Corporation	260,823

220	Hess Corporation	11,924

590	Marathon Oil Corporation, (3)	15,511

160	Murphy Oil Corporation, (3)	7,163

130	Noble Energy, Inc., (3)	7,004

710	Occidental Petroleum Corporation	39,512

280	Southwestern Energy Company, (2)(3)	8,313

320	Valero Energy Corporation, (3)	5,728

310	XTO Energy, Inc., (3)	9,492
	Total Oil, Gas & Consumable Fuels	655,444

	Paper & Forest Products – 0.1%

440	International Paper Company, (3)	3,098
	Pharmaceuticals – 9.9%

880	Abbott Laboratories	41,976

1,210	Bristol-Myers Squibb Company, (3)	26,523

450	Eli Lilly and Company	15,035

1,760	Johnson & Johnson, (3)	92,576

490	Merck & Co. Inc., (3)	13,108

6,000	Pfizer Inc., (3)	81,720

760	Wyeth	32,710
	Total Pharmaceuticals	303,648

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Plus Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Real Estate – 0.5%

240	Equity Residential, (3)	$4,404

180	Health Care Property Investors Inc., (3)	3,213

590	Host Hotels & Resorts Inc., (3)	2,313

70	Public Storage, Inc., (3)	3,868

71	Vornado Realty Trust, (3)	2,360
	Total Real Estate	16,158

	Road & Rail – 1.4%

190	Burlington Northern Santa Fe Corporation, (3)	11,429

340	CSX Corporation	8,789

340	Norfolk Southern Corporation, (3)	11,475

310	Union Pacific Corporation, (3)	12,744
	Total Road & Rail	44,437

	Semiconductors & Equipment – 1.1%

1,840	Intel Corporation, (3)	27,692

300	Texas Instruments Incorporated, (3)	4,953
	Total Semiconductors & Equipment	32,645

	Software – 2.3%

2,000	Microsoft Corporation, (3)	36,740

1,580	Oracle Corporation, (2)(3)	28,551

380	Symantec Corporation, (2)(3)	5,677
	Total Software	70,968

	Specialty Retail – 1.9%

1,180	Home Depot, Inc., (3)	27,801

900	Lowe’s Companies, Inc., (3)	16,425

70	Sherwin-Williams Company, (3)	3,638

290	Staples, Inc., (3)	5,252

230	TJX Companies, Inc., (3)	5,897
	Total Specialty Retail	59,013

	Textiles, Apparel & Luxury Goods – 0.3%

180	Nike, Inc., Class B, (3)	8,440
	Thrifts & Mortgage Finance – 0.4%

490	Hudson City Bancorp, Inc.	5,728

300	People’s United Financial, Inc., (3)	5,391
	Total Thrifts & Mortgage Finance	11,119

	Tobacco – 3.3%

2,310	Altria Group, Inc.	37,006

90	Lorillard Inc.	5,557

1,530	Philip Morris International, (3)	54,437

140	Reynolds American Inc.	5,018
	Total Tobacco	102,018

	Total Investments (cost $3,650,022) – 104.7%	3,210,839

Shares	Description (1)	Value

	Common Stocks Sold Short – (5.8)%

	Commercial Banks – (0.6)%

(400)	American Express Company	$(5,452)

(570)	Morgan Stanley	(12,979)
	Total Commercial Banks	(18,431)

	Communications Equipment – (0.3)%

(1,890)	Motorola, Inc.	(7,995)
	Computers & Peripherals – (1.0)%

(290)	Apple, Inc., (2)	(30,485)
	Consumer Finance – (0.1)%

(840)	SLM Corporation, (2)	(4,158)
	Diversified Financial Services – (0.8)%

(2,420)	Citigroup Inc.	(6,123)

(70)	CME Group, Inc.	(17,247)
	Total Diversified Financial Services	(23,370)

	Internet & Catalog Retail – (0.4)%

(180)	Amazon.com, Inc., (2)	(13,219)
	Internet Software & Services – (2.0)%

(150)	Google Inc., Class A, (2)	(52,209)

(560)	Yahoo! Inc., (2)	(7,174)
	Total Internet Software & Services	(59,383)

	Pharmaceuticals – (0.3)%

(430)	Schering-Plough Corporation	(10,127)
	Software – (0.3)%

(550)	Electronic Arts Inc. (EA), (2)	(10,005)
	Total Common Stocks Sold Short (proceeds $162,153)	(177,173)

	Other Assets Less Liabilities – 1.1%	33,138

	Net Assets – 100%	$3,066,804

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$3,210,839	$—	$—	$3,210,839
Securities sold short	(177,173)	—	—	(177,173)
Total	$3,033,666	$—	$—	$3,033,666

Portfolio of Investments (Unaudited)

Nuveen Enhanced Core Equity Plus Fund (continued)

March 31, 2009

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At March 31, 2009, the cost of investments (excluding proceeds received on securities sold short) was $3,650,022.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding proceeds received on securities sold short) at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$62,564
Depreciation	(501,747)
Net unrealized appreciation (depreciation) of investments	$(439,183)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, segregated as collateral for securities lending.

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund

March 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 95.8%

	Aerospace & Defense – 2.5%

500	Alliant Techsystems Inc., (2)	$33,490

100	BE Aerospace Inc., (2)	867

8,400	General Dynamics Corporation	349,356

73,650	Honeywell International Inc.	2,051,889

500	L-3 Communications Holdings, Inc.	33,900

27,150	Lockheed Martin Corporation	1,874,165

4,700	Northrop Grumman Corporation	205,108

29,410	Raytheon Company	1,145,225

2,500	Spirit AeroSystems Holdings Inc., (2)	24,925

7,700	United Technologies Corporation	330,946
	Total Aerospace & Defense	6,049,871

	Air Freight & Logistics – 0.6%

31,940	FedEx Corporation	1,421,011

200	UTI Worldwide, Inc.	2,390
	Total Air Freight & Logistics	1,423,401

	Airlines – 0.2%

43,400	Continental Airlines, Inc., (2)	382,354

200	Copa Holdings SA	5,734

23,200	Delta Air Lines, Inc., (2)	130,616

4,300	Southwest Airlines Co.	27,219
	Total Airlines	545,923

	Auto Components – 0.0%

1,800	Autoliv Inc.	33,426

100	BorgWarner Inc.	2,030

300	Federal Mogul Corporation, Class A Shares, (2)	2,004

2,900	Goodyear Tire & Rubber Company, (2)	18,154

3,500	Johnson Controls, Inc.	42,000

400	TRW Automotive Holdings Corporation, (2)	1,288
	Total Auto Components	98,902

	Automobile – 0.0%

700	Harley-Davidson, Inc.	9,373
	Automobiles – 0.1%

91,400	Ford Motor Company, (2)	240,382

200	Thor Industries, Inc.	3,124
	Total Automobiles	243,506

	Beverages – 3.3%

400	Brown-Forman Corporation	15,532

69,450	Coca-Cola Company	3,052,328

8,100	Coca-Cola Enterprises Inc.	106,839

1,800	Constellation Brands, Inc., Class A, (2)	21,420

3,500	Dr. Pepper Snapple Group, (2)	59,185

57,970	Molson Coors Brewing Company, Class B	1,987,212

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Beverages (continued)

2,900	Pepsi Bottling Group, Inc.	$64,206

1,500	PepsiAmericas Inc.	25,875

52,900	PepsiCo, Inc.	2,723,292
	Total Beverages	8,055,889

	Biotechnology – 1.2%

57,020	Amgen Inc., (2)	2,823,630
	Building Products – 0.0%

600	Armstrong World Industries Inc., (2)	6,606

3,000	Masco Corporation	20,940

500	Owens Corning, (2)	4,520
	Total Building Products	32,066

	Capital Markets – 2.8%

28,450	Ameriprise Financial, Inc.	582,941

148,984	Bank of New York Company, Inc.	4,208,798

1,300	E*Trade Group Inc., (2)	1,664

800	Franklin Resources, Inc.	43,096

47,170	Invesco LTD	653,776

100	Investment Technology Group, (2)	2,552

100	Janus Capital Group Inc.	665

800	Jefferies Group, Inc.	11,040

77,950	Legg Mason, Inc.	1,239,405

1,800	Raymond James Financial Inc.	35,460

4,000	State Street Corporation	123,120
	Total Capital Markets	6,902,517

	Chemicals – 2.3%

1,100	Cabot Corporation	11,561

600	Celanese Corporation, Series A	8,022

3,400	Chemtura Corporation	162

40,000	Dow Chemical Company	337,200

143,000	E.I. Du Pont de Nemours and Company	3,193,190

2,100	Eastman Chemical Company	56,280

900	FMC Corporation	38,826

1,200	Huntsman Corporation	3,756

200	Interpid Potash Inc., (2)	3,690

1,300	Lubrizol Corporation	44,213

26,610	Mosaic Company	1,117,088

100	Nalco Holding Company	1,307

2,900	PPG Industries, Inc.	107,010

19,340	Rayonier Inc.	584,455

400	Rohm and Haas Company	31,536

1,500	RPM International, Inc.	19,095

100	Scotts Miracle Gro Company	3,470

600	Sigma-Aldrich Corporation	22,674

Shares	Description (1)	Value

	Chemicals (continued)

100	Valhi Inc.	$938

2,200	Valspar Corporation	43,934
	Total Chemicals	5,628,407

	Commercial Banks – 6.4%

2,100	American Express Company	28,623

3,700	Associated Banc-Corp.	57,128

2,000	BancorpSouth Inc.	41,680

90,000	Bank of America Corporation	613,800

1,300	Bank of Hawaii Corporation	42,874

16,900	BB&T Corporation	285,948

300	BOK Financial Corporation	10,365

700	City National Corporation	23,639

2,700	Comerica Incorporated	49,437

1,400	Commerce Bancshares Inc.	50,820

1,500	Cullen/Frost Bankers, Inc.	70,410

100	First Citizens Bancshs Inc.	13,180

2,601	First Horizon National Corporation	27,931

3,100	Fulton Financial Corporation	20,553

5,300	Goldman Sachs Group, Inc.	561,906

7,900	Huntington BancShares Inc.	13,114

316,870	JPMorgan Chase & Co.	8,422,401

1,700	KeyCorp.	13,379

1,400	M&T Bank Corporation	63,336

1,400	Marshall and Ilsley Corporation	7,882

38,480	Morgan Stanley	876,190

17,320	Northern Trust Corporation	1,036,082

9,600	PNC Financial Services Group, Inc.	281,184

6,300	Popular, Inc.	13,734

8,900	Regions Financial Corporation	37,914

5,200	SunTrust Banks, Inc.	61,048

2,200	Synovus Financial Corp.	7,150

3,400	TCF Financial Corporation	39,984

40,900	U.S. Bancorp	597,549

2,500	Valley National Bancorp.	30,925

148,750	Wells Fargo & Company	2,118,200

1,300	Whitney Holding Corporation	14,885

200	Wilmington Trust Corporation	1,938
	Total Commercial Banks	15,535,189

	Commercial Services & Supplies – 0.6%

2,300	Avery Dennison Corporation	51,382

2,200	Career Education Corporation, (2)	52,712

2,400	Cintas Corporation	59,328

71,590	Corrections Corporation of America, (2)	917,068

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

200	Dun and Bradstreet Inc.	$15,400

900	Equifax Inc.	22,005

300	Pitney Bowes Inc.	7,005

8,900	R.R. Donnelley & Sons Company	65,237

3,200	Republic Services, Inc.	54,880

1,300	Steelcase Inc.	6,513

9,200	Waste Management, Inc.	235,520

100	Zebra Technologies Corporation, Class A, (2)	1,902
	Total Commercial Services & Supplies	1,488,952

	Communications Equipment – 1.7%

158,350	Cisco Systems, Inc., (2)	2,655,530

4,800	Motorola, Inc.	20,304

38,450	QUALCOMM, Inc.	1,496,090

5,100	Tellabs Inc., (2)	23,358
	Total Communications Equipment	4,195,282

	Computers & Peripherals – 1.5%

4,100	Brocade Communications Systems Inc., (2)	14,145

6,400	EMC Corporation, (2)	72,960

103,850	Hewlett-Packard Company	3,329,431

5,200	Ingram Micro, Inc., (2)	65,728

2,400	Lexmark International, Inc., Class A, (2)	40,488

100	McAfee Inc., (2)	3,350

200	NCR Corporation, (2)	1,590

6,800	Seagate Technology	40,868

1,400	Sun Microsystems Inc., (2)	10,248

1,300	Teradata Corporation, (2)	21,086
	Total Computers & Peripherals	3,599,894

	Construction & Engineering – 0.1%

200	AECOM Technology Corporation, (2)	5,216

300	KBR Inc.	4,143

9,990	Quanta Services Incorporated, (2)	214,286

1,500	URS Corporation, (2)	60,615
	Total Construction & Engineering	284,260

	Construction Materials – 0.0%

1,500	Vulcan Materials Company	66,435
	Consumer Finance – 1.0%

5,400	Capital One Financial Corporation	66,096

8,400	Capitalsource Inc.	10,248

18,500	Discover Financial Services	116,735

100	Student Loan Corporation	4,344

38,600	Visa Inc.	2,146,160
	Total Consumer Finance	2,343,583

Shares	Description (1)	Value

	Containers & Packaging – 0.1%

1,100	AptarGroup Inc.	$34,254

1,600	Ball Corporation	69,440

2,400	Bemis Company, Inc.	50,328

1,700	Owens-Illinois, Inc., (2)	24,548

1,700	Packaging Corp. of America	22,134

3,300	Pactiv Corporation, (2)	48,147

2,500	Sealed Air Corporation	34,500

2,400	Sonoco Products Company	50,352

4,000	Temple-Inland Inc.	21,480
	Total Containers & Packaging	355,183

	Diversified Consumer Services – 0.0%

4,500	Service Corporation International	15,705

100	Weight Watcher’s International Inc.	1,855
	Total Diversified Consumer Services	17,560

	Diversified Financial Services – 0.6%

3,000	Allied Capital Corporation	4,770

24,300	Citigroup Inc.	61,479

100	CME Group, Inc.	24,639

3,200	Leucadia National Corporation, (2)	47,648

1,700	Moody’s Corporation	38,964

800	Nasdaq Stock Market, Inc., (2)	15,664

77,530	New York Stock Exchange Euronext	1,387,787
	Total Diversified Financial Services	1,580,951

	Diversified REIT – 0.1%

7,100	Duke Realty Corporation	39,050

2,600	Liberty Property Trust	49,244

2,900	Vornado Realty Trust	96,396
	Total Diversified REIT	184,690

	Diversified Telecommunication Services – 4.6%

224,620	AT&T Inc.	5,660,424

52,650	BCE INC.	1,047,735

4,000	CenturyTel, Inc.	112,480

44,710	Embarq Corporation	1,692,274

9,200	Frontier Communications Corporation	66,056

33,000	Qwest Communications International Inc.	112,860

99,600	Sprint Nextel Corporation, (2)	355,572

73,300	Verizon Communications Inc.	2,213,660

9,800	Windstream Corporation	78,988
	Total Diversified Telecommunication Services	11,340,049

	Electric Utilities – 3.6%

3,700	Alliant Energy Corporation	91,353

7,500	Ameren Corporation	173,925

13,100	American Electric Power Company, Inc.	330,906

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Electric Utilities (continued)

8,400	Consolidated Edison, Inc.	$332,724

2,800	DPL Inc.	63,112

5,900	DTE Energy Company	163,430

20,450	Edison International	589,165

6,950	Entergy Corporation	473,226

22,370	Exelon Corporation	1,015,374

8,200	FirstEnergy Corp.	316,520

53,380	FPL Group, Inc.	2,707,967

3,300	Great Plains Energy Incorporated	44,451

2,700	Hawaiian Electric Industries	37,098

4,600	Northeast Utilities	99,314

4,900	NV Energy Inc.	46,011

2,600	OGE Energy Corp.	61,932

6,300	Pepco Holdings, Inc.	78,624

9,200	PG&E Corporation	351,624

3,400	Pinnacle West Capital Corporation	90,304

7,800	Progress Energy, Inc.	282,828

41,510	Southern Company	1,271,036

6,300	TECO Energy, Inc.	70,245
	Total Electric Utilities	8,691,169

	Electrical Equipment – 0.3%

900	Cooper Industries, Ltd., Class A	23,274

22,040	Emerson Electric Company	629,903

900	Hubbell Incorporated, Class B	24,264

300	Lincoln Electric Holdings Inc.	9,507

1,700	Thomas & Betts Corporation, (2)	42,534
	Total Electrical Equipment	729,482

	Electronic Equipment & Instruments – 0.2%

2,700	Arrow Electronics, Inc., (2)	51,462

900	Avnet Inc., (2)	15,759

900	AVX Group	8,172

300	Diebold Inc.	6,405

800	Jabil Circuit Inc.	4,448

900	Molex Inc.	12,366

900	Tech Data Corporation, (2)	19,602

3,100	Thermo Fisher Scientific, Inc., (2)	110,577

16,900	Tyco Electronics, Limited	186,576

1,100	Vishay Intertechnology Inc., (2)	3,828
	Total Electronic Equipment & Instruments	419,195

	Energy Equipment & Services – 1.2%

11,500	Anadarko Petroleum Corporation	447,235

67,900	Baker Hughes Incorporated	1,938,545

6,300	BJ Services Company	62,685

400	Cabot Oil & Gas Corporation	9,428

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

300	ENSCO International Incorporated	$7,920

800	Exterran Holdings, Inc., (2)	12,816

1,600	Helix Energy Solutions Group, (2)	8,224

2,600	Helmerich & Payne Inc.	59,202

2,400	Hercules Offshore Inc., (2)	3,792

1,100	Key Energy Services Inc., (2)	3,168

9,700	Nabors Industries Inc., (2)	96,903

600	Oil States International Inc., (2)	8,052

2,000	Patterson-UTI Energy, Inc.	17,920

1,400	Pride International Inc., (2)	25,172

2,400	Rowan Companies Inc.	28,728

600	SeaCor Smit Inc., (2)	34,986

1,400	Tidewater Inc.	51,982

400	Unit Corporation, (2)	8,368
	Total Energy Equipment & Services	2,825,126

	Food & Staples Retailing – 3.3%

1,500	BJ’s Wholesale Club, (2)	47,985

126,650	CVS Caremark Corporation	3,481,609

28,060	Kroger Co.	595,433

15,000	Rite Aid Corporation, (2)	5,400

53,100	Safeway Inc.	1,072,089

7,300	SUPERVALU INC.	104,244

1,100	Walgreen Co.	28,556

52,720	Wal-Mart Stores, Inc.	2,746,712
	Total Food & Staples Retailing	8,082,028

	Food Products – 1.7%

13,900	Archer-Daniels-Midland Company	386,142

3,000	Bunge Limited	169,950

2,300	Campbell Soup Company	62,928

11,900	ConAgra Foods, Inc.	200,753

1,800	Corn Products International, Inc.	38,160

500	Dean Foods Company, (2)	9,040

5,300	Del Monte Foods Company	38,637

15,420	General Mills, Inc.	769,150

30,790	H.J. Heinz Company	1,017,917

15,270	Hershey Foods Corporation	530,633

1,000	Hormel Foods Corporation	31,710

1,900	JM Smucker Company	70,813

1,800	Kellogg Company	65,934

32,100	Kraft Foods Inc.	715,509

1,200	McCormick & Company, Incorporated	35,484

11,000	Sara Lee Corporation	88,880

2,800	Tyson Foods, Inc., Class A	26,292
	Total Food Products	4,257,932

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Gas Utilities – 0.2%

2,600	AGL Resources Inc.	$68,978

2,800	Atmos Energy Corporation	64,736

1,200	Energen Corporation	34,956

2,000	Questar Corporation	58,860

2,400	Southern Union Company	36,528

16,400	Spectra Energy Corporation	231,896

3,400	UGI Corporation	80,274
	Total Gas Utilities	576,228

	Health Care Equipment & Supplies – 1.6%

1,400	AmerisourceBergen Corporation	45,724

10,950	Beckman Coulter, Inc.	558,560

6,900	Boston Scientific Corporation, (2)	54,855

600	Cooper Companies, Inc.	15,864

76,360	Covidien Limited	2,538,206

800	Hill Rom Holdings Inc.	7,912

1,200	Hospira Inc., (2)	37,032

600	Inverness Medical Innovation, (2)	15,978

200	Lincare Holdings, (2)	4,360

19,000	Medtronic, Inc.	559,930

1,000	Zimmer Holdings, Inc., (2)	36,500
	Total Health Care Equipment & Supplies	3,874,921

	Health Care Providers & Services – 1.4%

2,900	Aetna Inc.	70,557

1,400	Cardinal Health, Inc.	44,072

3,400	CIGNA Corporation	59,806

600	Community Health Systems Inc., (2)	9,204

3,100	Coventry Health Care, Inc., (2)	40,114

400	Davita Inc., (2)	17,580

2,200	Health Management Associates Inc., (2)	5,676

800	Health Net Inc., (2)	11,584

100	Henry Schein Inc., (2)	4,001

1,400	Humana Inc., (2)	36,512

1,700	Lifepoint Hospitals Inc., (2)	35,462

1,200	McKesson HBOC Inc.	42,048

100	Medax Inc., (2)	2,947

46,500	Omnicare, Inc.	1,138,785

27,810	Quest Diagnostics Incorporated	1,320,419

10,000	UnitedHealth Group Incorporated	209,300

1,000	Universal Health Services, Inc., Class B	38,340

9,600	Wellpoint Inc., (2)	364,512
	Total Health Care Providers & Services	3,450,919

Shares	Description (1)	Value

	Health Care Technology – 0.0%

4,100	Health Corporation, (2)	$42,435

1,900	IMS Health Incorporated	23,693
	Total Health Care Technology	66,128

	Hotels, Restaurants & Leisure – 0.7%

100	Boyd Gaming Corporation	373

8,900	Carnival Corporation	192,240

400	Choice Hotels International, Inc.	10,328

300	Interval Leisure Group Inc., (2)	1,590

500	Intl Speedway Corporation	11,030

25,070	McDonald’s Corporation	1,368,070

700	MGM Mirage Inc., (2)	1,631

7,000	Royal Caribbean Cruises Limited	56,070

5,600	Wyndham Worldwide Corporation	23,520
	Total Hotels, Restaurants & Leisure	1,664,852

	Household Durables – 0.2%

1,600	Black & Decker Corporation	50,496

700	Centex Corporation	5,250

1,400	D.R. Horton, Inc.	13,580

3,300	Fortune Brands Inc.	81,015

100	Harman International Industries Inc.	1,353

1,000	Jarden Corporation, (2)	12,670

500	KB Home	6,590

2,500	Leggett and Platt Inc.	32,475

1,400	Lennar Corporation, Class A	10,514

400	MDC Holdings Inc.	12,456

900	Mohawk Industries Inc., (2)	26,883

2,400	Newell Rubbermaid Inc.	15,312

1,200	Pulte Corporation	13,116

1,200	Snap-on Incorporated	30,120

1,800	Stanley Works	52,416

1,000	Toll Brothers Inc., (2)	18,160

2,800	Whirlpool Corporation	82,852
	Total Household Durables	465,258

	Household Products – 0.8%

1,500	Clorox Company	77,220

5,100	Kimberly-Clark Corporation	235,161

35,600	Procter & Gamble Company	1,676,404
	Total Household Products	1,988,785

	Independent Power Producers & Energy Traders – 0.1%

300	Constellation Energy Group	6,198

2,700	Mirant Corporation, (2)	30,780

5,400	NRG Energy Inc., (2)	95,040
	Total Independent Power Producers & Energy Traders	132,018

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Industrial Conglomerates – 1.0%

700	Carlisle Companies Inc.	$13,741

220,500	General Electric Company	2,229,255

3,500	Genuine Parts Company	104,510

1,300	Teleflex Inc.	50,817

6,200	Tyco International Ltd.	121,272
	Total Industrial Conglomerates	2,519,595

	Industrial REIT – 0.0%

700	AMB Property Corp.	10,080

15,700	ProLogis	102,050
	Total Industrial REIT	112,130

	Insurance – 4.4%

74,060	Ace Limited	2,992,024

102	Alleghany Corporation, Term Loan, (2)	27,625

1,700	Allied World Assurance Holdings	64,651

5,700	Allstate Corporation	109,155

2,100	American Financial Group Inc.	33,705

200	American National Insurance Company	10,482

8,600	Aon Corporation	351,052

1,800	Arch Capital Group Limited, (2)	96,948

1,800	Arthur J. Gallagher & Co.	30,600

1,500	Assurant Inc.	32,670

19,260	Axis Capital Holdings Limited	434,120

1,900	Brown & Brown Inc.	35,929

39,600	Chubb Corporation	1,675,872

4,200	Cincinnati Financial Corporation	96,054

200	CNA Financial Corporation	1,832

1,400	Endurance Specialty Holdings, Limited	34,916

500	Erie Indemnity Company	17,090

1,000	Everest Reinsurance Group Ltd	70,800

4,200	Fidelity National Title Group Inc., Class A	81,942

17,974	First American Corporation	476,491

1,100	Hanover Insurance Group Inc.	31,702

3,500	HCC Insurance Holdings Inc.	88,165

7,600	Lincoln National Corporation	50,844

8,600	Loews Corporation	190,060

100	Markel Corporation, (2)	28,388

7,400	Marsh & McLennan Companies, Inc.	149,850

1,300	MBIA Inc., (2)	5,954

500	Mercury General Corporation	14,850

9,300	MetLife, Inc.	211,761

4,600	Old Republic International Corporation	49,772

1,000	OneBeacon Insurance Group Limited, Class A	9,660

1,100	PartnerRe Limited	68,277

Shares	Description (1)	Value

	Insurance (continued)

800	Principal Financial Group, Inc.	$6,544

45,300	Progressive Corporation, (2)	608,832

400	Protective Life Corporation	2,100

4,200	Prudential Financial, Inc.	79,884

1,000	Reinsurance Group of America Inc.	32,390

1,000	RenaisasnceRE Holdings, Limited	49,440

800	StanCorp Financial Group Inc.	18,224

1,500	Torchmark Corporation	39,345

200	Transatlantic Holdings Inc.	7,134

53,470	Travelers Companies, Inc.	2,173,021

600	Unitrin, Inc.	8,388

6,900	Unum Group	86,250

100	White Mountain Insurance Group	17,191

3,300	WR Berkley Corporation	74,415

3,300	XL Capital Ltd, Class A	18,018
	Total Insurance	10,794,417

	Internet & Catalog Retail – 0.0%

2,600	Expedia, Inc., (2)	23,608

300	Hosting Site Network, Inc., (2)	1,542

2,700	IAC/InterActiveCorp., (2)	41,121
	Total Internet & Catalog Retail	66,271

	IT Services – 0.8%

15,150	Accenture Limited	416,474

12,580	Affiliated Computer Services, Inc., (2)	602,456

6,600	Computer Sciences Corporation, (2)	243,144

800	Convergys Corporation, (2)	6,464

100	DST Systems Inc., (2)	3,462

36,080	Fidelity National Information Services	656,656

2,000	Lender Processing Services Inc.	61,220

2,800	SAIC, Inc., (2)	52,276

1,100	Unisys Corporation, (2)	583
	Total IT Services	2,042,735

	Leisure Equipment & Products – 0.5%

9,200	Eastman Kodak Company	34,960

39,960	Hasbro, Inc.	1,001,797

8,700	Mattel, Inc.	100,311
	Total Leisure Equipment & Products	1,137,068

	Life Sciences Tools & Services – 0.0%

400	Charles River Laboratories International, Inc., (2)	10,884

600	Life Technologies Corporation, (2)	19,488

1,000	Perkinelmer Inc.	12,770
	Total Life Sciences Tools & Services	43,142

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Machinery – 0.7%

500	AGCO Corporation, (2)	$9,800

800	Crane Company	13,504

900	Danaher Corporation	48,798

500	Dover Corporation	13,190

2,500	Eaton Corporation	92,150

16,050	Flowserve Corporation	900,726

1,300	Gardner Denver, Inc., (2)	28,262

200	IDEX Corporation	4,374

8,100	Illinois Tool Works, Inc.	249,885

10,800	Ingersoll Rand Company Limited, Class A	149,040

800	ITT Industries, Inc.	30,776

1,200	Kennametal Inc.	19,452

2,300	Pentair, Inc.	49,841

5,400	Terex Corporation, (2)	49,950

1,800	Timken Company	25,128

2,800	Trinity Industries Inc.	25,592
	Total Machinery	1,710,468

	Marine – 0.0%

1,100	Alexander and Bald, Inc.	20,933

1,300	Overseas Shipholding Group Inc.	29,471
	Total Marine	50,404

	Media – 2.5%

400	Ascent Media Corporation, (2)	10,000

49,740	Cablevision Systems Corporation	643,636

37,300	CBS Corporation, Class B	143,232

200	Clear Channel Outdoor Holdings Inc., Class A, (2)	734

35,500	Comcast Corporation, Class A	484,220

1,900	Discovery Communications Inc., Class C Shares, (2)	27,835

400	Echostar Holding Corproation, Class A, (2)	5,932

5,500	Gannett Company Inc.	12,100

300	Hearst-Argyle Television Inc.	1,248

1,300	Interpublic Group Companies, Inc., (2)	5,356

3,900	Liberty Global Inc, A Shares, (2)	56,784

6,600	Liberty Media Holding Corporation Interactive, Class A, (2)	19,140

900	Liberty Media Holding Corporation, Capital Tracking Stock, Class A, (2)	6,282

2,600	McGraw-Hill Companies, Inc.	59,462

500	Meredith Corporation	8,320

40,200	News Corporation, Class A	266,124

33,700	Omnicom Group, Inc.	788,580

1,100	Regal Entertainment Group, Class A	14,751

600	Scripps Networks Interactive, Class A Shares	13,506

8,931	Time Warner Cable, Class A, (2)	221,489

31,600	Time Warner Inc.	609,880

Shares	Description (1)	Value

	Media (continued)

122,050	Viacom Inc., Class B, (2)	$2,121,229

14,600	Virgin Media, Inc.	70,080

29,700	Walt Disney Company	539,352

100	Warner Music Group Corporation, (2)	235
	Total Media	6,129,507

	Metals & Mining – 1.6%

2,900	Alcoa Inc.	21,286

1,000	Carpenter Technology Inc.	14,120

2,000	Commercial Metals Company	23,100

45,123	Freeport-McMoRan Copper & Gold, Inc.	1,719,638

38,250	Newmont Mining Corporation	1,712,070

5,800	Nucor Corporation	221,386

1,500	Reliance Steel & Aluminum Company	39,495

400	Schnitzer Steel Industries, Inc.	12,556

2,400	Steel Dynamics Inc.	21,144

1,100	Titanium Metals Corporation	6,017

400	United States Steel Corporation	8,452
	Total Metals & Mining	3,799,264

	Mortgage REIT – 0.6%

98,210	Annaly Capital Management Inc.	1,362,173

1,700	iStar Financial Inc.	4,777
	Total Mortgage REIT	1,366,950

	Multiline Retail – 1.7%

41,770	Family Dollar Stores, Inc.	1,393,865

17,900	Federated Department Stores, Inc.	159,310

5,800	J.C. Penney Company, Inc.	116,406

17,390	Kohl’s Corporation, (2)	735,945

500	Sears Holding Corporation, (2)	22,855

49,200	Target Corporation	1,691,988
	Total Multiline Retail	4,120,369

	Multi-Utilities – 1.1%

4,300	CenterPoint Energy, Inc.	44,849

4,200	CMS Energy Corporation	49,728

14,700	Dominion Resources, Inc.	455,553

31,900	Duke Energy Corporation	456,808

8,800	Dynegy Inc., (2)	12,408

1,800	Integrys Energy Group, Inc.	46,872

31,520	MDU Resources Group Inc.	508,733

1,900	National Fuel Gas Company	58,273

6,800	NiSource Inc.	66,640

2,700	NSTAR	86,076

2,700	ONEOK, Inc.	61,101

3,300	Scana Corporation	101,937

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Multi-Utilities (continued)

6,100	Sempra Energy	$282,064

2,500	Vectren Corporation	52,725

2,600	Wisconsin Energy Corporation	107,042

12,100	Xcel Energy, Inc.	225,423
	Total Multi-Utilities	2,616,232

	Office Electronics – 0.0%

19,300	Xerox Corporation	87,815
	Office REIT – 0.1%

600	Alexandria Real Estate Equities Inc.	21,840

800	Boston Properties, Inc.	28,024

8,000	Brandywine Realty Trust	22,800

400	Digital Realty Trust Inc.	13,272

1,200	Douglas Emmett Inc.	8,868

11,800	HRPT Properties Trust	37,642

400	Kilroy Realty Corporation	6,876

1,500	Mack-Cali Realty Corporation	29,715

4,200	SL Green Realty Corporation	45,360
	Total Office REIT	214,397

	Oil, Gas & Consumable Fuels – 13.9%

9,500	Apache Corporation	608,855

47,240	Chesapeake Energy Corporation	805,914

122,190	Chevron Corporation	8,216,054

4,100	Cimarex Energy Company	75,358

33,900	ConocoPhillips	1,327,524

12,110	Continental Resources Inc., (2)	256,853

14,000	Devon Energy Corporation	625,660

18,500	El Paso Corporation	115,625

1,000	Encore Acquisition Company, (2)	23,270

19,260	EOG Resources, Inc.	1,054,678

100,550	Exxon Mobil Corporation, Sponsored ADR	6,847,453

4,700	Forest Oil Corporation, (2)	61,805

34,600	Hess Corporation	1,875,320

89,550	Marathon Oil Corporation	2,354,270

1,000	Mariner Energy Inc., (2)	7,750

3,900	Newfield Exploration Company, (2)	88,530

3,700	Noble Energy, Inc.	199,356

106,490	Occidental Petroleum Corporation	5,926,167

200	Petrohawk Energy Corporation, (2)	3,846

3,300	Pioneer Natural Resources Company	54,351

600	Plains Exploration & Production Company, (2)	10,338

800	St Mary Land and Exploration Company	10,584

1,600	Sunoco, Inc.	42,368

1,400	Teekay Shipping Corporation	19,922

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

1,100	Tesoro Corporation	$14,817

43,450	Total SA, Sponsored ADR	2,131,657

46,620	Valero Energy Corporation	834,498

9,300	XTO Energy, Inc.	284,766
	Total Oil, Gas & Consumable Fuels	33,877,589

	Paper & Forest Products – 0.1%

36,300	Domtar Corporation, (2)	34,485

14,200	International Paper Company	99,968

3,300	MeadWestvaco Corporation	39,567

1,200	Weyerhaeuser Company	33,084
	Total Paper & Forest Products	207,104

	Personal Products – 0.2%

2,100	Alberto Culver Company	47,481

27,300	Avon Products, Inc.	524,979

600	NBTY Inc., (2)	8,448
	Total Personal Products	580,908

	Pharmaceuticals – 10.7%

95,820	Bristol-Myers Squibb Company	2,100,374

58,850	Eli Lilly and Company	1,966,179

300	Endo Pharmaceuticals Holdings Inc., (2)	5,304

5,000	Forest Laboratories, Inc., (2)	109,800

111,230	Johnson & Johnson	5,850,696

8,700	King Pharmaceuticals Inc., (2)	61,509

27,500	Merck & Co. Inc.	735,625

3,200	Mylan Laboratories Inc., (2)	42,912

61,400	Novartis AG	2,322,762

297,700	Pfizer Inc.	4,054,674

126,300	Schering-Plough Corporation	2,974,365

56,870	Watson Pharmaceuticals Inc., (2)	1,769,226

96,600	Wyeth	4,157,664
	Total Pharmaceuticals	26,151,090

	Professional Services – 0.0%

1,400	Manpower Inc.	44,142
	Real Estate Management & Development – 0.0%

500	CB Richard Ellis Group, Inc., Class A, (2)	2,015

400	Jones Lang LaSalle Inc.	9,304
	Total Real Estate Management & Development	11,319

	Residential REIT – 0.1%

5,100	Apartment Investment & Management Company, Class A	27,948

2,000	AvalonBay Communities, Inc.	94,120

1,200	BRE Properties, Inc.	23,556

500	Camden Property Trust	10,790

5,600	Equity Residential	102,760

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Residential REIT (continued)

300	Essex Property Trust Inc.	$17,202

8,100	UDR Inc.	69,741
	Total Residential REIT	346,117

	Retail REIT – 0.1%

2,900	CBL & Associates Properties Inc.	6,844

11,600	Developers Diversified Realty Corporation	24,708

600	Federal Realty Investment Trust	27,600

22,000	General Growth Properties Inc.	15,620

7,300	Kimco Realty Corporation	55,626

1,300	Regency Centers Corporation	34,541

3,200	Weingarten Realty Investors Trust	30,464
	Total Retail REIT	195,403

	Road & Rail – 1.4%

5,300	Avis Budget Group Inc., (2)	4,823

13,700	Burlington Northern Santa Fe Corporation	824,055

300	Con-Way, Inc.	5,379

76,150	CSX Corporation	1,968,478

1,600	Hertz Global Holdings, Inc., (2)	6,288

400	Kansas City Southern Industries, (2)	5,084

6,200	Norfolk Southern Corporation	209,250

700	Ryder System, Inc.	19,817

6,970	Union Pacific Corporation	286,537
	Total Road & Rail	3,329,711

	Semiconductors & Equipment – 1.6%

1,700	Advanced Micro Devices, Inc., (2)	5,185

11,400	ASM Lithography Holding NV	199,614

5,800	Atmel Corporation, (2)	21,054

600	Cree, Inc., (2)	14,118

1,000	Integrated Device Technology, Inc., (2)	4,550

118,500	Intel Corporation	1,783,425

600	International Rectifier Corporation, (2)	8,106

700	Intersil Holding Corporation, Class A	8,050

100	Lam Research Corporation, (2)	2,277

1,500	LSI Logic Corporation, (2)	4,560

6,800	Micron Technology, Inc., (2)	27,608

600	Novellus Systems, Inc., (2)	9,978

1,900	QLogic Corporation, (2)	21,128

108,550	Texas Instruments Incorporated	1,792,161
	Total Semiconductors & Equipment	3,901,814

	Software – 1.1%

2,200	Amdocs Limited, (2)	40,744

78,020	CA Inc.	1,373,932

800	Cadence Design Systems, Inc., (2)	3,360

Shares	Description (1)	Value

	Software (continued)

2,700	Compuware Corporation, (2)	$17,793

200	Novell Inc., (2)	852

77,550	Symantec Corporation, (2)	1,158,597

2,200	Synopsys Inc., (2)	45,606
	Total Software	2,640,884

	Specialized REIT – 0.2%

5,500	Health Care Property Investors Inc.	98,175

2,400	Health Care REIT, Inc.	73,416

4,000	Hospitality Properties Trust	48,000

21,700	Host Hotels & Resorts Inc.	85,064

3,000	Nationwide Health Properties, Inc.	66,570

1,200	Plum Creek Timber Company	34,884

1,900	Public Storage, Inc.	104,975

1,400	Ventas Inc.	31,654
	Total Specialized REIT	542,738

	Specialy Retail – 3.5%

900	American Eagle Outfitters, Inc.	11,016

300	Ann Taylor Stores Corporation, (2)	1,560

1,400	AutoNation Inc., (2)	19,432

800	Barnes & Noble Inc.	17,104

700	Bed Bath and Beyond Inc., (2)	17,325

4,200	Foot Locker, Inc.	44,016

4,400	Gap, Inc.	57,156

119,780	Home Depot, Inc.	2,822,017

2,800	Limited Brands, Inc.	24,360

247,570	Lowe’s Companies, Inc.	4,518,153

800	Office Depot, Inc., (2)	1,048

27,470	O’Reilly Automotive Inc., (2)	961,725

700	Penske Auto Group, Inc.	6,531

2,700	RadioShack Corporation	23,139

800	Signet Jewelers Limited	9,160

1,400	Staples, Inc.	25,354

1,300	Williams-Sonoma Inc.	13,104
	Total Specialy Retail	8,572,200

	Textiles, Apparel & Luxury Goods – 0.0%

200	Jones Apparel Group, Inc.	844

1,300	Liz Claiborne, Inc.	3,211

100	Phillips-Van Heusen Corporation	2,268

1,800	VF Corporation	102,798
	Total Textiles, Apparel & Luxury Goods	109,121

	Thrifts & Mortgage Finance – 1.1%

900	Astoria Financial Corporation	8,271

300	Capitol Federal Financial	11,343

3,200	Federal Home Loan Mortgage Corporation	2,432

Portfolio of Investments (Unaudited)

Nuveen Multi-Manager Large-Cap Value Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Thrifts & Mortgage Finance (continued)

69,900	Federal National Mortgage Association	$48,930

109,510	Hudson City Bancorp, Inc.	1,280,172

400	MGIC Investment Corporation	568

6,400	New York Community Bancorp, Inc.	71,488

65,530	People’s United Financial, Inc.	1,177,574

1,600	TFS Financial Corporation	19,408

200	Tree.com Inc., (2)	924

600	Washington Federal Inc.	7,974
	Total Thrifts & Mortgage Finance	2,629,084

	Tobacco – 1.1%

16,700	Altria Group, Inc.	267,534

1,500	Lorillard Inc.	92,610

58,360	Philip Morris International	2,076,449

4,300	Reynolds American Inc.	154,112
	Total Tobacco	2,590,705

	Trading Companies & Distributors – 0.0%

1,300	GATX Corporation	26,299

300	WESCO International Inc., (2)	5,436
	Total Trading Companies & Distributors	31,735

	Water Utilities – 0.0%

2,000	American Water Works Company	38,480

1,900	Aqua America Inc.	38,000
	Total Water Utilities	76,480

	Wireless Telecommunication Services – 0.7%

400	Leap Wireless International, Inc., (2)	13,948

1,200	Telephone and Data Systems Inc.	31,812

200	United States Cellular Corporation, (2)	6,668

89,700	Vodafone Group PLC, Sponsored ADR	1,562,574
	Total Wireless Telecommunication Services	1,615,002

	Total Common Stocks (cost $296,114,332)	234,293,464

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 1.3%

80,000	i-Shares Russell 1000 Value Index Fund	$3,247,200
	Total Investment Companies (cost $3,759,600)	3,247,200

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.5%

$6,096	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $6,096,252, collateralized by $4,065,000 U.S. Treasury Bonds, 7.625%, due 2/15/25, value $6,221,076	0.100%	4/01/09	$6,096,235

	Total Short-Term Investments (cost $6,096,235)			6,096,235

	Total Investments (cost $305,970,167) – 99.6%			243,636,899

	Other Assets Less Liabilities – 0.4%			995,201

	Net Assets – 100%			$244,632,100

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$243,636,899	$—	$—	$243,636,899

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments was $309,205,333.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$12,140,613
Depreciation	(77,709,047)
Net unrealized appreciation (depreciation) of investments	$(65,568,434)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund

March 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 81.3%

	Aerospace & Defense – 4.2%

5,800	Lockheed Martin Corporation	$400,374

21,000	Raytheon Company	817,740
	Total Aerospace & Defense	1,218,114

	Biotechnology – 2.8%

16,300	Amgen Inc., (2)	807,176
	Chemicals – 1.0%

6,900	Mosaic Company	289,662
	Commercial Banks – 3.6%

25,100	JPMorgan Chase & Co.	667,158

27,100	Wells Fargo & Company	385,904
	Total Commercial Banks	1,053,062

	Commercial Services & Supplies – 3.3%

40,900	Pitney Bowes Inc.	955,015
	Communications Equipment – 2.5%

175,800	Motorola, Inc.	743,634
	Diversified Telecommunication Services – 1.2%

14,100	AT&T Inc.	355,320
	Electronic Equipment & Instruments – 1.4%

26,200	Agilent Technologies, Inc., (2)	402,694
	Energy Equipment & Services – 0.8%

15,100	Halliburton Company	233,597
	Food Products – 1.3%

16,976	Kraft Foods Inc.	378,395
	Health Care Providers & Services – 1.5%

18,150	Aetna Inc.	441,590
	Household Products – 2.2%

13,900	Kimberly-Clark Corporation	640,929
	Independent Power Producers & Energy Traders – 1.3%

22,500	NRG Energy Inc., (2)	396,000
	Insurance – 8.7%

19,200	Aon Corporation	783,744

60,100	Genworth Financial Inc., Class A	114,190

24,100	Hartford Financial Services Group, Inc.	189,185

35,241	Loews Corporation	778,826

29,500	MetLife, Inc.	671,715
	Total Insurance	2,537,660

	Machinery – 1.8%

7,800	Illinois Tool Works, Inc.	240,630

20,400	Ingersoll Rand Company Limited, Class A	281,520
	Total Machinery	522,150

Shares	Description (1)	Value

	Media – 4.9%

21,300	CBS Corporation, Class B	$81,792

16,200	Comcast Corporation, Special Class A	208,494

66,100	Viacom Inc., Class B, (2)	1,148,818
	Total Media	1,439,104

	Metals & Mining – 10.4%

36,801	AngloGold Ashanti Limited, Sponsored ADR	1,352,805

28,500	Barrick Gold Corporation	923,970

13,400	Newmont Mining Corporation	599,784

8,700	United States Steel Corporation	183,831
	Total Metals & Mining	3,060,390

	Oil, Gas & Consumable Fuels – 10.7%

15,000	Apache Corporation	961,350

5,700	EOG Resources, Inc.	312,132

5,700	Hess Corporation	308,940

22,500	Noble Energy, Inc.	1,212,300

32,500	Talisman Energy Inc.	341,250
	Total Oil, Gas & Consumable Fuels	3,135,972

	Pharmaceuticals – 4.7%

19,800	Merck & Co. Inc.	529,650

30,100	Sanofi-Aventis, ADR	840,693
	Total Pharmaceuticals	1,370,343

	Road & Rail – 2.5%

18,200	Union Pacific Corporation	748,202
	Software – 6.7%

77,900	CA Inc.	1,371,819

32,800	Microsoft Corporation	602,536
	Total Software	1,974,355

	Tobacco – 3.8%

7,561	Lorillard Inc.	466,816

17,900	Philip Morris International	636,882
	Total Tobacco	1,103,698

	Total Common Stocks (cost $34,675,834)	23,807,062

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 15.3%

$4,480	Repurchase Agreement with State Street Bank, dated 3/31/09, repurchase price $4,479,641, collateralized by $4,575,000 U.S. Treasury Bills, 0.000%, due 8/27/09, value $4,569,510	0.100%	4/01/09	$4,479,629

	Total Short-Term Investments (cost $4,479,629)			4,479,629

	Total Investments (cost $39,155,463) – 96.6%			28,286,691

	Other Assets Less Liabilities – 3.4%			997,518

	Net Assets – 100%			$29,284,209

Portfolio of Investments (Unaudited)

Nuveen NWQ Large-Cap Value Fund (continued)

March 31, 2009

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$28,286,691	$—	$—	$28,286,691

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments was $39,277,537.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$438,983
Depreciation	(11,429,829)
Net unrealized appreciation (depreciation) of investments	$(10,990,846)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund

March 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 97.3%

	Biotechnology – 3.5%

153,900	Sepracor Inc., (2)	$2,256,174
	Building Products – 4.0%

345,450	Griffon Corporation, (2)	2,590,875
	Chemicals – 3.5%

31,450	CF Industries Holdings, Inc.	2,237,039
	Commercial Banks – 3.1%

67,200	Pacwest Bancorp.	962,976

90,250	Texas Capital BancShares, Inc., (2)	1,016,215
	Total Commercial Banks	1,979,191

	Communications Equipment – 2.3%

120,950	Avocent Corporation, (2)	1,468,333
	Computers & Peripherals – 2.7%

509,050	Brocade Communications Systems Inc., (2)	1,756,223
	Containers & Packaging – 4.0%

87,300	Packaging Corp. of America	1,136,646

269,300	Temple-Inland Inc.	1,446,141
	Total Containers & Packaging	2,582,787

	Electrical Equipment – 6.7%

127,000	Belden Inc.	1,588,770

81,650	General Cable Corporation, (2)	1,618,303

34,000	Lincoln Electric Holdings Inc.	1,077,460
	Total Electrical Equipment	4,284,533

	Electronic Equipment & Instruments – 1.4%

271,340	Keithley Instruments, Inc.	919,843
	Energy Equipment & Services – 3.4%

357,500	ACERGY S.A., ADR	2,209,350
	Hotels, Restaurants & Leisure – 3.4%

96,200	Bob Evans Farms	2,156,804
	Household Durables – 2.3%

176,900	Hooker Furniture Corporation	1,493,036
	Household Products – 1.0%

26,024	WD-40 Company	628,219
	Insurance – 18.4%

125,250	Aspen Insurance Holdings Limited	2,813,115

101,400	Assurant Inc.	2,208,492

193,850	PMA Capital Corporation, Class A, (2)	808,355

65,600	Reinsurance Group of America Inc.	2,124,784

70,250	StanCorp Financial Group Inc.	1,600,295

91,850	Tower Group Inc.	2,262,266
	Total Insurance	11,817,307

Portfolio of Investments (Unaudited)

Nuveen NWQ Small-Cap Value Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Machinery – 4.5%

95,200	Albany International Corporation, Class A	$861,560

33,509	Kadant Inc., (2)	386,024

55,740	Kennametal Inc.	903,545

36,400	RBC Bearings Inc., (2)	556,192

61,850	Sauer-Danfoss, Inc.	150,914
	Total Machinery	2,858,235

	Metals & Mining – 3.8%

112,630	Gibraltar Industries Inc.	531,614

205,100	Yamana Gold Inc.	1,897,175
	Total Metals & Mining	2,428,789

	Multiline Retail – 3.0%

71,150	Casey’s General Stores, Inc.	1,896,859
	Oil, Gas & Consumable Fuels – 11.0%

262,150	Approach Resources Inc., (2)	1,625,330

95,550	Bill Barrett Corporation, (2)	2,125,032

98,500	Denbury Resources Inc., (2)	1,463,710

237,500	Petroquest Energy Inc., (2)	570,000

94,400	St Mary Land and Exploration Company	1,248,912
	Total Oil, Gas & Consumable Fuels	7,032,984

	Paper & Forest Products – 2.7%

171,203	Buckeye Technologies Inc., (2)	364,662

260,704	Wausau Paper Corp.	1,371,303
	Total Paper & Forest Products	1,735,965

	Personal Products – 2.1%

231,250	Elizabeth Arden, Inc., (2)	1,348,188
	Road & Rail – 3.3%

112,955	Marten Transport, Ltd., (2)	2,109,999
	Semiconductors & Equipment – 6.7%

184,700	Actel Corporation, (2)	1,869,164

129,700	Standard Microsystems Corporation, (2)	2,412,420
	Total Semiconductors & Equipment	4,281,584

	Specialy Retail – 0.5%

325,591	Golfsmith International Holdings Inc., (2)	322,333
	Total Common Stocks (cost $98,255,964)	62,394,650

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 8.1%

$5,185	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $5,184,984, collateralized by $4,655,000 U.S. Treasury Bonds, 4.375%, due 2/15/38, value $5,292,735	0.100%	4/01/09	$5,184,970

	Total Short-Term Investments (cost $5,184,970)			5,184,970

	Total Investments (cost $103,440,934) – 105.4%			67,579,620

	Other Assets Less Liabilities – (5.4)%			(3,438,271)

	Net Assets – 100%			$64,141,349

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$67,579,620	$—	$—	$67,579,620

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments was $103,614,321.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$3,678,974
Depreciation	(39,713,675)
Net unrealized appreciation (depreciation) of investments	$(36,034,701)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund

March 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 79.6%

	Auto Components – 1.5%

386,900	Magna International Inc., Class A	$10,349,575
	Automobiles – 1.7%

2,301,200	Tata Motors Limited, ADR	11,344,916
	Biotechnology – 0.4%

50,000	Amgen Inc., (2)	2,476,000
	Capital Markets – 0.7%

528,337	UBS AG, (2)	4,982,218
	Chemicals – 0.7%

121,200	The Mosaic Company	5,087,976
	Commercial Banks – 1.8%

366,500	ICICI Bank Limited, ADR	4,870,785

1,873,200	Sumitomo Trust & Banking Company ADR	7,136,892
	Total Commercial Banks	12,007,677

	Commercial Services & Supplies – 0.8%

299,974	Republic Services, Inc.	5,144,554
	Computers & Peripherals – 1.6%

867,700	Ingram Micro, Inc., (2)	10,967,728
	Construction & Engineering – 1.0%

238,673	Shaw Group Inc., (2)	6,542,027
	Diversified Telecommunication Services – 3.0%

120,500	KT Corporation, Sponsored ADR	1,661,695

1,635,500	Sprint Nextel Corporation, (2)	5,838,735

472,000	Telus Corporation	12,441,920
	Total Diversified Telecommunication Services	19,942,350

	Electric Utilities – 3.9%

248,211	Ameren Corporation	5,756,013

556,400	Centrais Electricas Brasileiras S.A., ADR Pref, (2)	5,936,788

983,500	Korea Electric Power Corporation, Sponsored ADR, (2)	8,999,025

662,600	PNM Resources Inc.	5,473,076
	Total Electric Utilities	26,164,902

	Electronic Equipment & Instruments – 1.7%

516,100	Tech Data Corporation, (2)	11,240,658
	Energy Equipment & Services – 1.3%

881,100	BJ Services Company	8,766,945
	Food & Staples Retailing – 2.0%

789,200	Whole Foods Market, Inc.	13,258,560
	Food Products – 5.1%

577,700	Cresud S.A., ADR	4,194,102

1,062,457	Smithfield Foods, Inc., (2)	10,050,843

2,155,400	Tyson Foods, Inc., Class A	20,239,206
	Total Food Products	34,484,151

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 0.9%

176,100	Zimmer Holdings, Inc., (2)	$6,427,650
	Health Care Providers & Services – 3.5%

1,149,000	Health Net Inc., (2)	16,637,520

257,300	Humana Inc., (2)	6,710,384
	Total Health Care Providers & Services	23,347,904

	Household Durables – 0.3%

271,000	Sekisui House, Ltd., Sponsored ADR	2,056,890
	Household Products – 0.7%

24,900	KAO Corporation, Sponsored ADR	4,837,816
	Insurance – 0.8%

573,100	CNA Financial Corporation	5,249,596
	Internet Software & Services – 2.1%

1,143,340	eBay Inc., (2)	14,360,350
	Machinery – 1.7%

420,700	AGCO Corporation, (2)	8,245,720

330,000	Alamo Group Inc.	3,517,800
	Total Machinery	11,763,520

	Media – 3.0%

609,000	Scholastic Corporation	9,177,630

622,300	Viacom Inc., Class B, (2)	10,815,574
	Total Media	19,993,204

	Metals & Mining – 21.1%

1,721,300	Alumina Limited, Sponsored ADR	6,386,023

1,494,900	Banro Corporation, (2)	2,421,738

741,800	Barrick Gold Corporation	24,049,156

2,156,100	Crystallex International Corporation, (2)	560,586

1,474,000	Geovic Mining Corporation, (2)	619,622

1,219,800	Gold Fields Limited Sponsored ADR	13,832,532

590,000	Gold Reserve Inc., Class A, (2)	395,300

1,986	Golden Minerals Co, (2), (3)	391

756,280	IAMGOLD Corporation	6,466,194

577,600	Ivanhoe Mines Ltd., (2)	3,552,240

1,306,800	Kinross Gold Corporation	23,352,516

1,303,400	Lihir Gold Limited, Sponsored ADR, (2)	29,600,214

673,100	Newmont Mining Corporation	30,127,956

290,100	NovaGold Resources Inc., (2)	800,676

1,181,687	Orezone Gold Corporation, (2)	323,352
	Total Metals & Mining	142,488,496

	Oil, Gas & Consumable Fuels – 9.2%

1,107,219	Arch Coal Inc.	14,803,518

298,600	Cameco Corporation	5,126,962

71,900	Chevron Corporation	4,834,556

100,000	ConocoPhillips	3,916,000

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

March 31, 2009

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

152,300	CONSOL Energy Inc.	$3,844,052

134,300	Nexen Inc.	2,277,728

177,900	Peabody Energy Corporation	4,454,616

107,300	Petro-Canada	2,852,034

417,000	Pioneer Natural Resources Company	6,867,990

141,500	Suncor Energy, Inc.	3,142,715

398,000	Tesoro Corporation	5,361,060

805,600	USEC Inc., (2)	3,866,880

720,000	Warren Resources Inc., (2)	691,200
	Total Oil, Gas & Consumable Fuels	62,039,311

	Paper & Forest Products – 0.9%

6,111,179	Domtar Corporation, (2)	5,805,620
	Pharmaceuticals – 2.8%

896,300	Pfizer Inc.	12,207,606

161,600	Wyeth	6,955,264
	Total Pharmaceuticals	19,162,870

	Road & Rail – 0.9%

154,000	Union Pacific Corporation	6,330,940
	Semiconductors & Equipment – 0.6%

252,900	Advantest Corporation	3,811,203

690,700	Axcelis Technologies Inc., (2)	262,466

28,200	Mattson Technology, Inc., (2)	23,716
	Total Semiconductors & Equipment	4,097,385

	Software – 2.0%

738,700	Microsoft Corporation	13,569,919
	Specialy Retail – 0.9%

191,100	Lowe’s Companies, Inc.	3,487,575

1,761,900	Office Depot, Inc., (2)	2,308,089
	Total Specialy Retail	5,795,664

	Wireless Telecommunication Services – 1.0%

158,000	TIM Participacoes S.A., ADR	1,962,360

199,900	Turkcell Iletisim Hizmetleri A.S., ADR	2,456,771

183,900	Vivo Participacoes S.A., ADR	2,399,897
	Total Wireless Telecommunication Services	6,819,028

	Total Common Stocks (cost $710,304,010)	536,906,400

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 2.1%

	Communications Equipment – 1.3%

31,300	Lucent Technologies Capital Trust I	7.750%	B3	8,857,900
	Road & Rail – 0.8%

8,762	Kansas City Southern Industries Inc.	5.125%	CCC	5,125,770
	Total Convertible Preferred Securities (cost $33,263,039)			13,983,670

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 12.6%

	Airlines – 1.1%

$8,343	JetBlue Airways Corporation	3.750%	3/15/35	CCC	$7,300,125
	Building Products – 0.9%

6,661	Griffon Corporation	4.000%	7/18/23	N/A	6,219,709
	Health Care Providers & Services – 2.2%

22,578	Omnicare, Inc.	3.250%	12/15/35	B+	14,901,480
	Machinery – 3.1%

19,020	Albany International Corporation	2.250%	3/15/26	N/A	10,651,200

22,850	Trinity Industries Inc.	3.875%	6/01/36	Ba2	9,911,188
41,870	Total Machinery				20,562,388
	Metals & Mining – 1.7%

16,320	Coeur d’Alene Mines Corporation	1.250%	1/15/24	CCC–	10,016,400

3,018	Gold Reserve, Inc.	5.500%	6/15/22	N/A	1,210,973
19,338	Total Metals & Mining				11,227,373
	Oil, Gas & Consumable Fuels – 1.2%

15,035	USEC Inc.	3.000%	10/01/14	CCC	8,363,219
	Semiconductors & Equipment – 0.3%

6,457	Credence Systems Corporation	3.500%	5/15/10	N/R	1,977,456

3,600	Qimonda Finance LLC	6.750%	3/22/13	N/A	108,000
10,057	Total Semiconductors & Equipment				2,085,456
	Wireless Telecommunication Services – 2.1%

3,363	Nextel Communications, Inc.	5.250%	1/15/10	BB	3,257,905

15,465	NII Holdings Inc.	3.125%	6/15/12	N/A	10,825,500
18,828	Total Wireless Telecommunication Services				14,083,405
$142,710	Total Convertible Bonds (cost $109,849,703)				84,743,155

Shares	Description (1)				Value
	WARRANTS – 0.0%

457,600	Banro Corporation				$205,920
	Total Warrants (cost $0)				205,920

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.0%

$33,454	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $33,453,858, collateralized by $23,405,000 U.S. Treasury Bonds, 8.125%, due 8/15/19, value $34,129,171	0.100%	4/01/09	$33,453,765

	Total Short-Term Investments (cost $33,453,765)			33,453,765

	Total Investments (cost $886,870,517) – 99.3%			669,292,910

	Other Assets Less Liabilities – 0.7%			5,033,895

	Net Assets – 100%			$674,326,805

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Value Opportunities Fund (continued)

March 31, 2009

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$556,534,096	$112,758,423	$391	$669,292,910

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance at beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(112,767)
Net purchases at cost (sales at proceeds)	113,158
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at end of period	$391

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments was $888,561,054.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$33,786,094
Depreciation	(253,054,238)
Net unrealized appreciation (depreciation) of investments	$(219,268,144)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend in the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(4)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

N/A	Not applicable/not available.

N/R	Not rated.

ADR	American Depositary Receipt.

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments

March 31, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 97.0%

	Aerospace & Defense – 1.9%

60	AAR Corporation, (2)	$752

50	Applied Signal Technology, Inc.	1,012

50	BE Aerospace Inc., (2)	434

300	Boeing Company	10,674

130	Curtiss Wright Corporation	3,647

40	Ducommon Inc.	582

40	FLIR Systems Inc., (2)	819

160	GenCorp Inc., (2)	339

170	General Dynamics Corporation	7,070

10	Goodrich Corporation	379

10	Heico Corporation	243

330	Hexcel Corporation, (2)	2,168

210	Honeywell International Inc.	5,851

30	L-3 Communications Holdings, Inc.	2,034

100	Lockheed Martin Corporation	6,903

40	Moog Inc., Class A Shares, (2)	915

130	Northrop Grumman Corporation	5,673

50	Precision Castparts Corporation	2,995

220	Raytheon Company	8,567

20	Rockwell Collins, Inc.	653

100	Spirit AeroSystems Holdings Inc., (2)	997

100	Stanley, Inc., (2)	2,539

10	Taser International, Inc., (2)	47

120	Triumph Group Inc.	4,584

320	United Technologies Corporation	13,754
	Total Aerospace & Defense	83,631

	Air Freight & Logistics – 0.5%

40	Atlas Air Worldwide Holdings Inc., (2)	694

50	C.H. Robinson Worldwide, Inc.	2,281

20	Dynamex, Inc., (2)	262

40	Expeditors International of Washington, Inc.	1,132

210	FedEx Corporation	9,343

60	Forward Air Corporation	974

100	Hub Group, Inc., (2)	1,700

160	United Parcel Service, Inc., Class B	7,875

40	UTI Worldwide, Inc.	478
	Total Air Freight & Logistics	24,739

	Airlines – 0.4%

200	Aircastle LTD	930

530	Alaska Air Group, Inc., (2)	9,312

20	AMR Corporation, (2)	64

10	Continental Airlines, inc., (2)	88

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Airlines (continued)

10	Copa Holdings SA	$287

410	Delta Air Lines, Inc., (2)	2,308

140	Republic Airways Holdings, Inc., (2)	907

240	Southwest Airlines Co.	1,519

160	UAL Corporation, (2)	717

20	US Airways Group Inc., (2)	51
	Total Airlines	16,183

	Auto Components – 0.2%

70	Advance Auto Parts, Inc.	2,876

40	Asbury Automotive Group, Inc.	172

30	Autoliv Inc.	557

80	Dorman Products, Inc., (2)	746

60	Drew Industries Inc., (2)	521

130	Exide Technologies, (2)	390

310	Federal Signal Corporation	1,634

20	Gen Tek Inc., (2)	350

30	Goodyear Tire & Rubber Company, (2)	188

230	Johnson Controls, Inc.	2,760

70	Lear Corporation, (2)	53

200	Modine Manufacturing Company	500

20	WABCO Holdings Inc.	246
	Total Auto Components	10,993

	Automobiles – 0.3%

4,090	Ford Motor Company, (2)	10,757

240	Harley-Davidson, Inc.	3,214

50	Thor Industries, Inc.	781
	Total Automobiles	14,752

	Beverages – 1.4%

30	Coca Cola Bottling Company Consolidated	1,562

580	Coca-Cola Company	25,491

170	Constellation Brands, Inc., Class A, (2)	2,023

300	Dr. Pepper Snapple Group, (2)	5,073

10	Molson Coors Brewing Company, Class B	343

550	PepsiCo, Inc.	28,314
	Total Beverages	62,806

	Biotechnology – 2.0%

30	Acorda Therapeutics, Inc., (2)	594

10	Affymetrix, Inc., (2)	33

230	Alkermes Inc., (2)	2,790

40	Alnylam Pharmaceuticals, Inc., (2)	762

380	Amgen Inc., (2)	18,818

220	Arena Pharmaceuticals, Inc., (2)	662

100	Biogen Idec Inc., (2)	5,242

Shares	Description (1)	Value

	Biotechnology (continued)

100	Celgene Corporation, (2)	$4,440

20	Cephalon, Inc., (2)	1,362

60	Cougar Biotechnology Inc., (2)	1,932

100	Cyberonics, (2)	1,327

440	Dendreon Corporation, (2)	1,848

70	Enzo Biochem Inc., (2)	281

210	Enzon Inc., (2)	1,275

110	Genzyme Corporation, (2)	6,533

80	Geron Corporation, (2)	358

280	Gilead Sciences, Inc., (2)	12,970

210	GTX, Inc., (2)	2,222

60	Halozyme Therapeutics, Inc., (2)	328

20	Idexx Labs Inc., (2)	692

50	Intermune, Inc., (2)	822

190	ISIS Pharmaceuticals, Inc., (2)	2,852

60	Martek Biosciences Corporation, (2)	1,095

70	Metabolix, Inc., (2)	477

10	Momenta Pharmaceuticals, Inc., (2)	110

140	Myriad Genentics Inc., (2)	6,366

50	Onyx Pharmaceuticals Inc., (2)	1,428

70	Orexigen Therapeutics Inc., (2)	183

120	Osiris Therapeutics, Inc., (2)	1,656

110	PDL Biopahrma Inc.	779

10	Progenics Pharmaceuticals, Inc., (2)	66

80	Regeneron Pharmaceuticals, Inc., (2)	1,109

150	Rigel Pharmaceuticals, Inc., (2)	921

60	Seattle Genetics, Inc., (2)	592

10	Sepracor Inc., (2)	147

100	Synta Pharmaceuticals Corporation, (2)	214

160	Theravance Inc., (2)	2,720

70	Vertex Pharmaceuticals Inc., (2)	2,011

140	XOMA Limited, (2)	74
	Total Biotechnology	88,091

	Building Products – 0.2%

150	Aaon, Inc.	2,718

10	Ameron International Corp.	527

70	Apogee Enterprises, Inc.	769

20	Griffon Corporation, (2)	150

10	Lennox International Inc.	265

120	Owens Corning, (2)	1,085

100	Tennant Company	937

30	Universal Forest Products, Inc.	798
	Total Building Products	7,249

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Capital Markets – 1.2%

600	American Capital Limited	$1,122

370	Bank of New York Company, Inc.	10,453

30	BlackRock Inc.	3,901

110	Calamos Asset Management, Inc. Class A	529

230	Charles Schwab Corporation	3,565

20	Diamond Hill Investment Group, Inc., (2)	786

140	E*Trade Group Inc., (2)	179

110	Franklin Resources, Inc.	5,926

310	GFI Group, Inc.	995

20	Greenhill & Co Inc.	1,477

390	Invesco LTD	5,405

310	Janus Capital Group Inc.	2,062

40	LaBranche & Company Inc., (2)	150

20	Legg Mason, Inc.	318

240	MCG Capital Corporation	307

70	OptionsXpress Holdings Inc.	796

100	Piper Jaffray Companies, (2)	2,579

100	SEI Investments Company	1,221

170	State Street Corporation	5,233

40	Stifel Financial Corporation, (2)	1,732

140	T. Rowe Price Group Inc.	4,040

90	TradeStation Group, Inc., (2)	594

120	Waddell & Reed Financial, Inc., Class A	2,168
	Total Capital Markets	55,538

	Chemicals – 1.6%

50	Air Products & Chemicals Inc.	2,813

80	Airgas, Inc.	2,705

20	Albemarle Corporation	435

60	American Vanguard Corp.	774

20	Ashland Inc.	207

20	Balchem Corporation	503

80	Cabot Corporation	841

80	Calgon Carbon Corporation, (2)	1,134

280	Celanese Corporation, Series A	3,744

60	CF Industries Holdings, Inc.	4,268

70	Chemtura Corporation	3

80	Cytec Industries, Inc.	1,202

790	Dow Chemical Company	6,660

550	E.I. Du Pont de Nemours and Company	12,282

10	Eastman Chemical Company	268

10	Ecolab Inc.	347

30	FMC Corporation	1,294

50	H.B. Fuller Company	650

Shares	Description (1)	Value

	Chemicals (continued)

10	Innophos Holdings, Inc.	$113

40	Koppers Holdings Inc.	581

50	Landec Corporation, (2)	279

10	LSB Industries Inc., (2)	99

60	Lubrizol Corporation	2,041

20	Minerals Technologies Inc.	641

50	Mosaic Company	2,099

60	NewMarket Corporation	2,658

110	Olin Corporation	1,570

230	PolyOne Corporation, (2)	531

40	Polypore International Inc., (2)	161

120	PPG Industries, Inc.	4,428

70	Praxair, Inc.	4,710

110	Rockwood Holdings Inc., (2)	873

90	RPM International, Inc.	1,146

50	Sensient Technologies Corporation	1,175

60	Sigma-Aldrich Corporation	2,267

20	Stepan Company	546

10	Terra Industries, Inc.	281

90	Valspar Corporation	1,797

10	Zep Inc.	102

260	Zoltek Companies, Inc., (2)	1,771
	Total Chemicals	69,999

	Commercial Banks – 8.3%

230	American Express Company	3,135

20	Ames National Corporation	342

30	Arrow Financial Corporation	711

140	Associated Banc-Corp.	2,162

10	BancFirst Corporation	364

3	Banco Santander Central S.A	21

100	BancorpSouth Inc.	2,084

4,620	Bank of America Corporation	31,508

40	Bank of the Ozarks, Inc.	923

820	BB&T Corporation	13,874

40	Bryn Mawr Bank	674

90	Cathay General Bancorp.	939

20	Central Pacific Financial Corporation	112

30	Chemical Financial Corporation	624

350	Citizens Republic Bancorp., (2)	543

20	City Holding Company	546

10	City National Corporation	338

20	Cobiz, Inc.	105

50	Colonial BancGroup Inc.	45

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Commercial Banks (continued)

420	Comerica Incorporated	$7,690

70	Commerce Bancshares Inc.	2,541

330	Community Bank System Inc.	5,528

40	Community Trust Bancorp, Inc.	1,070

60	Cullen/Frost Bankers, Inc.	2,816

140	CVB Financial	928

80	East West Bancorp Inc.	366

590	F.N.B. Corporation PA	4,525

350	Fifth Third Bancorp.	1,022

500	First Bancorp of Puerto Rico	2,130

630	First Commonwealth Financial Corporation	5,588

60	First Financial Bancorp.	572

40	First Financial Bankshares, Inc.	1,927

90	First Financial Corporation	3,321

390	First Horizon National Corporation	4,190

70	First Merchants Corporation	755

110	First Midwest Bancorp, Inc.	945

240	FirstMerit Corporation	4,368

310	Frontier Financial Corporation	341

360	Fulton Financial Corporation	2,387

130	Glacier Bancorp, Inc.	2,042

150	Goldman Sachs Group, Inc.	15,903

100	Greene County Bankshares, Inc.	880

130	Hancock Holding Company	4,066

130	Harleysville National Corporation	788

80	Hatteras Financial Corp.	1,999

160	Home Bancshares, Inc.	3,195

310	Huntington BancShares Inc.	515

30	IberiaBank Corporation	1,378

20	Independent Bank Corporation	295

80	International Bancshares Corporation	624

2,480	JPMorgan Chase & Co.	65,918

150	KeyCorp.	1,181

130	Knight Trading Group Inc., (2)	1,916

50	M&T Bank Corporation	2,262

330	Marshall and Ilsley Corporation	1,858

70	MB Financial, Inc.	952

160	Morgan Stanley	3,643

200	MPS Group Inc., (2)	1,190

90	Nara Bancorp, Inc.	265

150	National Penn Bancshares, Inc.	1,245

40	NBT Bancorp, Inc.	866

60	Northern Trust Corporation	3,589

Shares	Description (1)	Value

	Commercial Banks (continued)

150	Northfield Bancorp Inc.	$1,640

130	Old National Bancorp.	1,452

30	Oriental Financial Group Inc.	146

320	Pacific Capital Bancorp.	2,166

40	Pacwest Bancorp.	573

20	Park National Corporation	1,115

50	Pinnacle Financial Partners, Inc., (2)	1,186

310	PNC Financial Services Group, Inc.	9,080

180	Privatebancorp, Inc.	2,603

50	Prosperity Bancshares, Inc.	1,368

120	Provident Bankshares Corporation	846

760	Regions Financial Corporation	3,238

140	S&T Bancorp, Inc.	2,969

40	Sandy Spring Bancorp, Inc.	446

10	SCBT Financial Corporation	209

50	Signature Bank, (2)	1,412

20	Simmons First National Corporation	504

40	Southside Bancshares, Inc.	756

20	Southwest Bancorp, Inc.	188

150	Sterling Bancshares Inc.	981

1,780	Sterling Financial Corporation	3,685

10	Suffolk Bancorp.	260

800	SunTrust Banks, Inc.	9,392

400	Susquehanna Bancshs Inc.	3,732

30	SVB Financial Group, (2)	600

20	SY Bancorp, Inc.	486

30	TCF Financial Corporation	353

40	Texas Capital BancShares, Inc., (2)	450

340	The South Financial Group Inc.	374

30	Towne Bank	490

340	TrustCo Bank Corporation NY	2,047

80	Trustmark Corporation	1,470

1,840	U.S. Bancorp	26,882

300	UCBH Holdings, Inc.	453

50	UMB Financial Corporation	2,125

100	Umpqua Holdings Corporation	906

90	United Bankshares, Inc.	1,552

101	United Community Banks, Inc.	419

50	Univest Corporation of Pennsylvania	875

120	Valley National Bancorp.	1,484

40	Washington Trust Bancorp, Inc.	650

740	Webster Financial Corporation	3,145

2,760	Wells Fargo & Company	39,302

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Commercial Banks (continued)

40	WesBanco, Inc.	$913

50	Westamerica Bancorp.	2,278

30	Whitney Holding Corporation	344

150	Wilmington Trust Corporation	1,454

90	Wilshire Bancorp, Inc.	464

290	Wintrust Financial Corporation	3,567

70	Zions Bancorporation	688
	Total Commercial Banks	372,348

	Commercial Services & Supplies – 1.9%

200	ABM Industries Inc.	3,280

30	Administaff, Inc.	634

20	American Reprographics Co, (2)	71

10	Avery Dennison Corporation	223

80	Brady Corporation	1,410

160	Cenveo Inc., (2)	520

20	Cintas Corporation	494

60	CLARCOR, Inc.	1,511

120	Corinthian Colleges Inc., (2)	2,334

40	Corrections Corporation of America, (2)	512

20	CoStar Group, Inc., (2)	605

320	CSG Systems International Inc., (2)	4,570

10	Deluxe Corporation	96

60	Duff & Phelps Corporation, Class A, (2)	945

30	Dun and Bradstreet Inc.	2,310

290	Ennis Inc.	2,569

70	FTI Consulting Inc., (2)	3,464

300	Gartner Inc., (2)	3,303

70	Geo Group Inc., (2)	928

30	GeoEye, Inc., (2)	593

70	Grand Canyon Education Inc., (2)	1,208

220	Healthcare Services Group, Inc.	3,293

110	Heartland Payment Systems Inc.	727

20	Heidrick & Struggles International, Inc.	355

10	Hewitt Associates Inc., Class A, (2)	298

20	HNI Corporation	208

50	Hudson Highland Group, Inc., (2)	56

50	Huron Consulting Group, Inc., (2)	2,122

20	Interface, Inc.	60

10	Kelly Services, Inc.	81

50	Knoll Inc.	307

40	Korn Ferry International, (2)	362

170	L-1 Identity Solutions Inc., (2)	869

20	Layne Christensen Company, (2)	321

Shares	Description (1)	Value

	Commercial Services & Supplies (continued)

10	Manpower Inc.	$315

30	McGrath Rentcorp.	473

60	Miller (Herman) Inc.	640

40	Mobile Mini, Inc., (2)	461

40	Multi Color Corporation	489

90	Navigant Consulting Inc., (2)	1,176

50	PHH Corporation, (2)	703

290	R.R. Donnelley & Sons Company	2,126

90	Republic Services, Inc.	1,544

230	Resources Connection, Inc., (2)	3,468

60	Robert Half International Inc.	1,070

90	Rollins Inc.	1,544

80	RSC Holdings, Inc., (2)	421

170	Spherion Corporation, (2)	354

10	Stericycle Inc., (2)	477

10	Strayer Education Inc.	1,799

10	TeleTech Holdings, Inc., (2)	109

120	Tetra Tech, Inc., (2)	2,446

20	TrueBlue Inc., (2)	165

40	Universal Technical Institute Inc., (2)	480

130	Viad Corporation	1,836

140	Waste Connections Inc., (2)	3,598

230	Waste Management, Inc.	5,888

520	Waste Services, Inc., (2)	2,226

130	Watson Wyatt Worldwide, Inc.	6,418

160	Zebra Technologies Corporation, Class A, (2)	3,043
	Total Commercial Services & Supplies	83,908

	Communications Equipment – 1.6%

500	3COM Corporation, (2)	1,545

60	Adaptec Inc., (2)	144

70	ADTRAN, Inc.	1,135

160	Arris Group Inc., (2)	1,179

50	Avocent Corporation, (2)	607

1,210	Cisco Systems, Inc., (2)	20,292

60	Cogo Group Inc., (2)	401

30	CommScope Inc., (2)	341

80	Comtech Telecom Corporation, (2)	1,982

1,150	Corning Incorporated	15,261

20	EMS Tech Inc., (2)	349

20	Emulex Corporation, (2)	101

30	Harris Corporation	868

30	Hughes Communications, Inc., (2)	361

120	Infinera Corporation, (2)	888

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Communications Equipment (continued)

20	Interdigital Inc., (2)	$516

130	Juniper Networks Inc., (2)	1,958

280	Motorola, Inc.	1,184

10	Netgear, Inc., (2)	121

70	Plantronics Inc.	845

110	Polycom Inc., (2)	1,693

430	QUALCOMM, Inc.	16,731

40	Starent Networks Corporation, (2)	632

150	Symmetricom Inc., (2)	525

160	Tekelec, (2)	2,117

30	ViaSat, Inc., (2)	625
	Total Communications Equipment	72,401

	Computers & Peripherals – 2.5%

170	Apple, Inc., (2)	17,870

30	Aruba Networks, Inc., (2)	94

180	BigBand Networks, Inc., (2)	1,179

10	Data Domain, Inc., (2)	126

700	Dell Inc., (2)	6,636

140	Electronics For Imaging, (2)	1,372

480	EMC Corporation, (2)	5,472

780	Hewlett-Packard Company	25,007

10	Hutchinson Technology Inc., (2)	26

50	Hypercom Corporation, (2)	48

30	Imation Corporation	230

170	Immersion Corporation, (2)	498

70	Intermec Inc, (2)	728

400	International Business Machines Corporation (IBM)	38,756

10	Lexmark International, Inc., Class A, (2)	169

10	McAfee Inc., (2)	335

50	Network Appliance Inc., (2)	742

120	Palm Inc., (2)	1,034

150	Rackable Systems, Inc., (2)	609

70	Rimage Corporation, (2)	935

360	Seagate Technology	2,164

420	Sun Microsystems Inc., (2)	3,074

130	Synaptics, Inc., (2)	3,479

10	Teradata Corporation, (2)	162

40	Western Digital Corporation, (2)	774
	Total Computers & Peripherals	111,519

	Construction & Engineering – 0.5%

90	AECOM Technology Corporation, (2)	2,347

240	Emcor Group Inc., (2)	4,121

110	Fluor Corporation	3,801

Shares	Description (1)	Value

	Construction & Engineering (continued)

110	Granite Construction Inc.	$4,123

10	Jacobs Engineering Group, Inc., (2)	387

10	KBR Inc.	138

40	Perini Corporation, (2)	492

50	Shaw Group Inc., (2)	1,371

50	Sterling Construction Company, Inc., (2)	892

90	URS Corporation, (2)	3,637
	Total Construction & Engineering	21,309

	Construction Materials – 0.1%

40	Martin Marietta Materials	3,172

10	Texas Industries Inc.	250

70	Vulcan Materials Company	3,100
	Total Construction Materials	6,522

	Consumer Finance – 0.6%

90	Advance America Cash Advance Centers Inc	152

380	Advanta Corporation, B	251

310	Capital One Financial Corporation	3,794

320	Discover Financial Services	2,019

10	Dollar Financial Corporation, (2)	95

70	EZCORP, Inc., (2)	810

150	First Cash Financial Services, Inc., (2)	2,238

20	Global Cash Access Holdings, Inc., (2)	76

40	MasterCard, Inc.	6,699

230	Nelnet Inc., (2)	2,033

10	SLM Corporation, (2)	50

130	Visa Inc.	7,228

140	Western Union Company	1,760

40	World Acceptance Corporation, (2)	684
	Total Consumer Finance	27,889

	Containers & Packaging – 0.3%

100	Ball Corporation	4,340

130	Crown Holdings Inc., (2)	2,955

10	Greif Inc.	333

100	Owens-Illinois, Inc., (2)	1,444

130	Sealed Air Corporation	1,794

80	Sonoco Products Company	1,678
	Total Containers & Packaging	12,544

	Distributors – 0.0%

60	Core-Mark Holding Company, Inc., (2)	1,093

80	DXP Enterprises, Inc., (2)	826
	Total Distributors	1,919

	Diversified Consumer Services – 0.4%

30	Apollo Group, Inc., (2)	2,350

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Diversified Consumer Services (continued)

20	Capella Education Company, (2)	$1,060

50	Devry, Inc.	2,409

270	H & R Block Inc.	4,911

50	ITT Educational Services, Inc., (2)	6,071

50	Jackson Hewitt Tax Services Inc.	261

80	K12, Inc., (2)	1,112

200	Sothebys Holdings Inc.	1,800
	Total Diversified Consumer Services	19,974

	Diversified Financial Services – 0.5%

1,220	Citigroup Inc.	3,087

20	CME Group, Inc.	4,928

30	Eaton Vance Corporation	686

220	Financial Federal Corporation	4,660

10	Interactive Brokers Group, Inc., (2)	161

10	Intercontinental Exchange, Inc., (2)	745

80	Leucadia National Corporation, (2)	1,191

80	Moody’s Corporation	1,834

90	Nasdaq Stock Market, Inc., (2)	1,762

70	New York Stock Exchange Euronext	1,253
	Total Diversified Financial Services	20,307

	Diversified Telecommunication Services – 3.5%

110	Alaska Communications Systems Group Inc.	737

2,550	AT&T Inc.	64,260

10	Atlantic Tele-Network, Inc.	192

250	CenturyTel, Inc.	7,030

230	Consolidated Communications Holdings, Inc.	2,360

550	Frontier Communications Corporation	3,949

450	Iowa Telecommunications Services, Inc.	5,157

320	NTELOS Holdings Corporation	5,805

100	Premiere Global Services, Inc., (2)	882

1,410	Qwest Communications International Inc.	4,822

130	Shenandoah Telecommunications Company	2,964

280	Sprint Nextel Corporation, (2)	1,000

10	TW Telecom Inc., (2)	88

1,880	Verizon Communications Inc.	56,776

330	Windstream Corporation	2,660
	Total Diversified Telecommunication Services	158,682

	Electric Utilities – 3.1%

90	Allegheny Energy, Inc.	2,085

10	ALLETE Inc	267

130	Alliant Energy Corporation	3,210

120	Ameren Corporation	2,783

290	American Electric Power Company, Inc.	7,325

Shares	Description (1)	Value

	Electric Utilities (continued)

50	Black Hills Corporation	$895

10	Central Vermont Public Service Corp.	173

120	Cleco Corporation	2,603

190	Consolidated Edison, Inc.	7,526

190	Covanta Holding Corporation, (2)	2,487

160	DPL Inc.	3,606

120	DTE Energy Company	3,324

170	Edison International	4,898

60	Entergy Corporation	4,085

260	Exelon Corporation	11,801

150	FirstEnergy Corp.	5,790

130	FPL Group, Inc.	6,595

170	Great Plains Energy Incorporated	2,290

200	IDACORP, INC	4,672

170	ITC Holdings Corporation	7,415

80	Northeast Utilities	1,727

40	OGE Energy Corp.	953

140	Otter Tail Power Corporation	3,087

100	Pepco Holdings, Inc.	1,248

220	PG&E Corporation	8,408

60	Pike Electric Corporation, (2)	555

50	Pinnacle West Capital Corporation	1,328

510	PNM Resources Inc.	4,213

80	Portland General Electric Company	1,407

100	PPL Corporation	2,871

150	Progress Energy, Inc.	5,439

10	Reliant Energy Inc., (2)	32

450	Southern Company	13,779

110	TECO Energy, Inc.	1,227

150	UIL Holdings Corporation	3,348

30	Unisource Energy Corporation	846

170	Westar Energy Inc.	2,980
	Total Electric Utilities	137,278

	Electrical Equipment – 0.5%

80	Acuity Brands Inc.	1,803

20	AZZ Inc., (2)	528

10	Baldor Electric Company	145

100	Belden Inc.	1,251

230	Emerson Electric Company	6,573

20	Energizer Holdings Inc., (2)	994

40	Energy Conversion Devices Inc., (2)	531

40	EnerSys, (2)	485

10	First Solar Inc., (2)	1,327

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Electrical Equipment (continued)

130	Franklin Electric Company, Inc.	$2,877

110	GrafTech International Ltd., (2)	678

50	Regal-Beloit Corporation	1,532

10	Rockwell Automation, Inc.	218

150	Thomas & Betts Corporation, (2)	3,753

110	Woodward Governor Company	1,230
	Total Electrical Equipment	23,925

	Electronic Equipment & Instruments – 0.8%

100	Agilent Technologies, Inc., (2)	1,537

10	American Science & Engineering Inc.	558

30	Amphenol Corporation, Class A	855

70	Anixter International Inc., (2)	2,218

60	Avnet Inc., (2)	1,051

130	Benchmark Electronics Inc., (2)	1,456

20	Brightpoint Inc., (2)	86

10	Cognex Corporation	134

140	Daktronics Inc.	917

10	Diebold Inc.	214

40	Dolby Laboratories, Inc., (2)	1,364

40	FARO Technologies, Inc., (2)	538

20	FEI Company, (2)	309

50	Gentex Corporation	498

10	II VI Inc., (2)	172

20	Itron Inc., (2)	947

30	Measurement Specialties, Inc., (2)	123

10	MEMC Electronic Materials, (2)	165

140	Methode Electronics, Inc.	501

60	MKS Instruments Inc., (2)	880

40	OSI Systems Inc., (2)	610

80	Plexus Corporation, (2)	1,106

20	Rogers Corporation, (2)	378

230	Tech Data Corporation, (2)	5,009

390	Technitrol, Inc.	667

200	Teledyne Technologies Inc., (2)	5,336

90	Thermo Fisher Scientific, Inc., (2)	3,210

90	TTM Technologies, Inc., (2)	522

520	Tyco Electronics, Limited	5,741

10	Waters Corporation, (2)	370
	Total Electronic Equipment & Instruments	37,472

	Energy Equipment & Services – 1.5%

350	Anadarko Petroleum Corporation	13,612

170	Baker Hughes Incorporated	4,854

30	BJ Services Company	299

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

50	Bristow Group Inc., (2)	$1,072

40	Cabot Oil & Gas Corporation	943

330	Complete Production Services, (2)	1,016

110	Cooper Cameron Corporation, (2)	2,412

10	Diamond Offshore Drilling, Inc.	629

90	Dril Quip Inc., (2)	2,763

90	ENSCO International Incorporated	2,376

10	FMC Technologies Inc., (2)	314

60	Gulfmark Offshore Inc., (2)	1,432

220	Halliburton Company	3,403

140	Hercules Offshore Inc., (2)	221

20	ION Geophysical Corporation, (2)	31

70	Matrix Service Company, (2)	575

20	Nabors Industries Inc., (2)	200

90	National-Oilwell Varco Inc., (2)	2,584

130	Noble Corporation	3,132

10	Oil States International Inc., (2)	134

20	Patterson-UTI Energy, Inc.	179

114	Precision Drilling Trust	306

290	Pride International Inc., (2)	5,214

20	RPC Inc.	133

310	Schlumberger Limited	12,592

20	Smith International, Inc.	430

180	Superior Energy Services, Inc., (2)	2,320

30	Superior Well Services, Inc., (2)	154

160	Weatherford International Ltd, (2)	1,771
	Total Energy Equipment & Services	65,101

	Food & Staples Retailing – 2.4%

10	BJ’s Wholesale Club, (2)	320

130	Central European Distribution Corporation, (2)	1,399

120	Costco Wholesale Corporation	5,558

460	CVS Caremark Corporation	12,645

110	Great Atlantic & Pacific Tea Company Inc., (2)	584

10	Ingles Markets, Inc.	149

760	Kroger Co.	16,127

10	Pantry, Inc., (2)	176

290	Safeway Inc.	5,855

20	Spartan Stores, Inc.	308

30	SUPERVALU INC.	428

170	Sysco Corporation	3,876

40	Village Super Market, Inc.	1,247

270	Walgreen Co.	7,009

1,010	Wal-Mart Stores, Inc.	52,621
	Total Food & Staples Retailing	108,302

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Food Products – 2.0%

240	Archer-Daniels-Midland Company	$6,667

90	Bunge Limited	5,099

60	Calavo Growers, Inc.	721

120	Campbell Soup Company	3,283

650	ConAgra Foods, Inc.	10,966

570	Darling International Inc., (2)	2,115

10	Dean Foods Company, (2)	181

80	Del Monte Foods Company	583

20	Diamond Foods Inc.	559

30	Farmer Brothers Company	534

120	Flowers Foods Inc.	2,818

180	General Mills, Inc.	8,978

10	Griffin Land & Nurseries, Inc.	350

140	H.J. Heinz Company	4,628

30	Hain Celestial Group Inc., (2)	427

140	Hershey Foods Corporation	4,865

60	JM Smucker Company	2,236

130	Kellogg Company	4,762

670	Kraft Foods Inc.	14,934

90	Monsanto Company	7,479

60	Ralcorp Holdings Inc., (2)	3,233

340	Sara Lee Corporation	2,747

155	Tootsie Roll Industries Inc.	3,356
	Total Food Products	91,521

	Gas Utilities – 0.5%

10	AGL Resources Inc.	265

140	Atmos Energy Corporation	3,237

30	EQT Corporation	940

80	New Jersey Resources Corporation	2,718

60	Nicor Inc.	1,994

90	Piedmont Natural Gas Company	2,330

50	Questar Corporation	1,472

80	South Jersey Industries Inc.	2,800

30	Southern Union Company	457

370	Spectra Energy Corporation	5,232

10	UGI Corporation	236

70	WGL Holdings Inc.	2,296
	Total Gas Utilities	23,977

	Health Care Equipment & Supplies – 2.2%

10	Abaxis, Inc., (2)	172

140	Accuray, Inc., (2)	704

50	Align Technology, Inc., (2)	397

50	American Medical Systems Holdings, Inc., (2)	558

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

10	AmerisourceBergen Corporation	$327

50	AngioDynamics, Inc., (2)	562

160	Arthrocare Corporation, (2)	784

150	Baxter International, Inc.	7,683

100	Becton, Dickinson and Company	6,724

380	Boston Scientific Corporation, (2)	3,021

20	C. R. Bard, Inc.	1,594

90	Cardinal Health, Inc.	2,833

130	Catalyst Health Soltuions Inc., (2)	2,577

20	Chattem Inc., (2)	1,121

40	Clinical Data, Inc., (2)	432

30	Conceptus Inc., (2)	353

40	Conmed Corporation, (2)	576

200	Covidien Limited	6,648

60	Cynosure, Inc., (2)	365

30	DENTSPLY International Inc.	806

40	ev3, Inc., (2)	284

20	Gen-Probe, Inc., (2)	912

310	Greatbatch, Inc., (2)	5,999

20	Hill Rom Holdings Inc.	198

10	Hologic Inc., (2)	131

40	Hospira Inc., (2)	1,234

10	ICU Medical, Inc., (2)	321

80	Immucor, Inc., (2)	2,012

30	Integra Lifesciences Holdings Corporation, (2)	742

50	Invacare Corporation	802

40	IRIS International, Inc., (2)	461

70	Kinetic Concepts Inc., (2)	1,478

50	Masimo Corporation, (2)	1,449

10	Maximus Inc.	399

320	Medtronic, Inc.	9,430

70	Meridian Bioscience, Inc.	1,268

60	Merit Medical Systems, Inc., (2)	733

30	Mine Safety Appliances Company	601

40	Natus Medical, Inc., (2)	340

30	Nektar Therapautics, (2)	162

20	Neogen Corporation, (2)	437

50	NuVasive, Inc., (2)	1,569

150	Owens and Minor Inc.	4,970

40	Patterson Companies, Inc., (2)	754

110	PSS World Medical Inc., (2)	1,579

20	Quidel Corporation, (2)	184

60	ResMed Inc., (2)	2,120

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

80	Saint Jude Medical Inc., (2)	$2,906

10	SonoSite, Inc., (2)	179

90	Stryker Corporation	3,064

20	Surmodics Inc., (2)	365

40	Synovis Life Technologies, Inc., (2)	554

190	Thoratec Corporation, (2)	4,881

70	Varian Inc., (2)	1,662

20	Varian Medical Systems, Inc., (2)	609

80	Volcano Corporation, (2)	1,164

70	West Pharmaceutical Services Inc.	2,297

30	Wright Medical Group, Inc., (2)	391

60	Zimmer Holdings, Inc., (2)	2,190

20	Zoll Medical Corporation, (2)	287
	Total Health Care Equipment & Supplies	99,355

	Health Care Providers & Services – 1.8%

140	Aetna Inc.	3,406

10	Almost Family, Inc., (2)	191

40	Amedisys, Inc., (2)	1,100

50	AmericGroup Corporation, (2)	1,377

30	AmSurg Corporation, (2)	476

44	Assisted Living Concepts Inc., (2)	597

100	AthenaHealth Inc., (2)	2,411

70	Bio-Reference Laboratories, Inc., (2)	1,464

100	CardioNet Inc., (2)	2,806

50	Centene Corporation, (2)	901

30	Chemed Corporation	1,167

10	Chindex International, Inc., (2)	50

80	CIGNA Corporation	1,407

30	Coventry Health Care, Inc., (2)	388

100	Cross Country Healthcare, Inc., (2)	655

230	CryoLife Inc., (2)	1,191

10	Davita Inc., (2)	440

10	Emeritus Corporation, (2)	66

40	Express Scripts, Inc., (2)	1,847

230	Gentiva Health Services, Inc., (2)	3,496

30	Haemonetics Corporation, (2)	1,652

40	Hanger Orthopedic Group Inc., (2)	530

20	Health Net Inc., (2)	290

100	HealthSouth Corporation, (2)	888

80	HealthSpring, Inc., (2)	670

20	Henry Schein Inc., (2)	800

40	HMS Holdings Corporation, (2)	1,316

40	Humana Inc., (2)	1,043

Shares	Description (1)	Value

	Health Care Providers & Services (continued)

30	Inventiv Health, Inc., (2)	$245

40	IPC The Hospitalist Company, Inc., (2)	761

10	Kindred Healthcare Inc., (2)	150

80	Laboratory Corporation of America Holdings, (2)	4,679

10	Landauer Inc.	507

40	LHC Group, Inc., (2)	891

50	Magellan Health Services, Inc., (2)	1,822

130	McKesson HBOC Inc.	4,555

60	Medax Inc., (2)	1,768

110	MedCath Corporation, (2)	800

120	Medco Health Solutions, Inc., (2)	4,961

120	Molina Healthcare Inc., (2)	2,282

50	Omnicare, Inc.	1,225

30	Pharmerica Corporation, (2)	499

80	Psychiatric Solutions, Inc., (2)	1,258

120	Quest Diagnostics Incorporated	5,698

20	Skilled Healthcare Group Inc., (2)	164

80	Steris Corporation	1,862

40	Sun Healthcare Group, Inc., (2)	338

400	UnitedHealth Group Incorporated	8,372

10	VCA Antech, Inc., (2)	226

160	Wellpoint Inc., (2)	6,075
	Total Health Care Providers & Services	81,763

	Health Care Technology – 0.2%

280	Allscripts Healthcare Solutions Inc.	2,881

20	Cerner Corporation, (2)	879

170	Eclipsys Corporation, (2)	1,724

50	Health Corporation, (2)	518

230	IMS Health Incorporated	2,868

30	Omnicell, Inc., (2)	235

40	Phase Forward, Inc., (2)	512
	Total Health Care Technology	9,617

	Hotels, Restaurants & Leisure – 1.7%

10	Ameristar Casinos, Inc.	126

60	Bally Technologies, Inc., (2)	1,105

60	BJ’s Restaurants, Inc., (2)	835

50	Boyd Gaming Corporation	187

470	Brinker International Inc.	7,097

20	Buffalo Wild Wings, Inc., (2)	732

60	California Pizza Kitchen, Inc., (2)	785

490	Carnival Corporation	10,584

280	Cheesecake Factory Inc., (2)	3,206

20	Choice Hotels International, Inc.	516

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

300	Darden Restaurants, Inc.	$10,278

30	Dominos Pizza Inc., (2)	197

20	Einstein Noah Restaurant Group, (2)	117

140	International Game Technology	1,291

20	Intl Speedway Corporation	441

10	Life Time Fitness Inc., (2)	126

210	Marcus Corporation	1,785

130	Marriott International, Inc., Class A	2,127

390	McDonald’s Corporation	21,282

360	MGM Mirage Inc., (2)	839

20	P.F. Changs China Bistro, Inc., (2)	458

10	Panera Bread Company, (2)	559

130	Papa John’s International, Inc., (2)	2,973

40	Peets Coffee and Tea Inc., (2)	865

80	Pinnacle Entertainment Inc., (2)	563

20	Red Robin Gourmet Burgers, Inc., (2)	353

60	Speedway Motorsports Inc.	709

110	Starbucks Corporation, (2)	1,222

30	Starwood Hotels & Resorts Worldwide, Inc.	381

70	Tim Hortons Inc.	1,776

10	WMS Industries Inc., (2)	209

150	YUM! Brands, Inc.	4,122
	Total Hotels, Restaurants & Leisure	77,846

	Household Durables – 0.8%

50	Beazer Homes USA, Inc., (2)	51

5	Blyth Inc.	131

20	Cavco Industries, Inc., (2)	472

70	Centex Corporation	525

80	CSS Industries Inc.	1,360

280	D.R. Horton, Inc.	2,716

30	Ethan Allen Interiors Inc.	338

120	Fortune Brands Inc.	2,946

220	KB Home	2,900

70	La Z Boy Inc.	88

30	Leggett and Platt Inc.	390

450	Lennar Corporation, Class A	3,380

180	M/I Homes, Inc.	1,258

30	MDC Holdings Inc.	934

10	Mohawk Industries Inc., (2)	299

10	National Presto Industries Inc.	610

400	Newell Rubbermaid Inc.	2,552

50	Ryland Group Inc.	833

50	Skyline Corporation	951

Shares	Description (1)	Value

	Household Durables (continued)

90	Take-Two Interactive Software, Inc., (2)	$752

350	Tempur Pedic International Inc.	2,555

50	Toll Brothers Inc., (2)	908

430	Tupperware Corporation	7,306
	Total Household Durables	34,255

	Household Products – 1.8%

40	Central Garden & Pet Company, (2)	301

80	Church & Dwight Company Inc.	4,178

220	Clorox Company	11,326

140	Colgate-Palmolive Company	8,257

190	Kimberly-Clark Corporation	8,761

980	Procter & Gamble Company	46,148
	Total Household Products	78,971

	Independent Power Producers & Energy Traders – 0.2%

570	AES Corporation, (2)	3,312

140	Constellation Energy Group	2,892

110	Mirant Corporation, (2)	1,254

130	NRG Energy Inc., (2)	2,288
	Total Independent Power Producers & Energy Traders	9,746

	Industrial Conglomerates – 1.7%

250	3M Co.	12,430

4,560	General Electric Company	46,102

210	Genuine Parts Company	6,271

50	Lancaster Colony Corporation	2,074

10	McDermott International Inc., (2)	134

20	Raven Industries, Inc.	416

190	Standex International Corporation	1,748

50	Teleflex Inc.	1,955

40	Textron Inc.	230

280	Tyco International Ltd.	5,477
	Total Industrial Conglomerates	76,837

	Insurance – 4.1%

50	Ace Limited	2,020

320	AFLAC Incorporated	6,195

470	Allstate Corporation	9,001

430	American Equity Investment Life Holding Company	1,789

20	American Financial Group Inc.	321

80	American Safety Insurance Holdings, (2)	921

60	Amerisafe, Inc., (2)	919

180	Amtrust Financial Services, Inc.	1,719

240	Aon Corporation	9,797

30	Arch Capital Group Limited, (2)	1,616

60	Argo Group International Holdings Inc., (2)	1,808

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Insurance (continued)

90	Arthur J. Gallagher & Co.	$1,530

180	Aspen Insurance Holdings Limited	4,043

50	Assurant Inc.	1,089

10	Assured Guaranty Limited	68

110	Axis Capital Holdings Limited	2,479

120	Brown & Brown Inc.	2,269

240	Chubb Corporation	10,157

120	Cincinnati Financial Corporation	2,744

130	CNA Financial Corporation	1,191

110	Conseco Inc., (2)	101

100	Crawford & Co, (2)	672

120	Delphi Financial Group, Inc.	1,615

60	eHealth, Inc., (2)	961

40	EMC Insurance Group Inc.	843

60	Employers Holdings, Inc.	572

10	Enstar Group, Limited, (2)	563

40	Everest Reinsurance Group Ltd	2,832

130	Fidelity National Title Group Inc., Class A	2,536

80	First American Corporation	2,121

10	FPIC Insurance Group Inc., (2)	370

20	Genworth Financial Inc., Class A	38

20	Hanover Insurance Group Inc.	576

10	Hartford Financial Services Group, Inc.	79

70	HCC Insurance Holdings Inc.	1,763

80	Horace Mann Educators Corporation	670

20	Infinity Property and Casualty Corporation	679

90	IPC Holdings Limited	2,434

40	Kansas City Life Insurance Company	1,434

40	Lincoln National Corporation	268

230	Loews Corporation	5,083

10	Markel Corporation, (2)	2,839

480	Marsh & McLennan Companies, Inc.	9,720

50	Max Capital Group Limited	862

20	MBIA Inc., (2)	92

10	Mercury General Corporation	297

200	MetLife, Inc.	4,554

130	Montpelier Re Holdings Limited	1,685

10	Navigators Group, Inc., (2)	472

30	Odyssey Re Holdings Corporation	1,138

30	PartnerRe Limited	1,862

150	Platinum Underwriters Holdings Limited	4,254

190	PMA Capital Corporation, Class A, (2)	792

80	Principal Financial Group, Inc.	654

Shares	Description (1)	Value

	Insurance (continued)

40	ProAssurance Corporation, (2)	$1,865

640	Progressive Corporation, (2)	8,602

90	Protective Life Corporation	473

100	Prudential Financial, Inc.	1,902

30	RenaisasnceRE Holdings, Limited	1,483

60	RLI Corporation	3,012

10	Seabright Insurance Holdings Inc., (2)	105

260	Selective Insurance Group Inc.	3,162

30	Stewart Information Services Corporation	585

100	Torchmark Corporation	2,623

120	Tower Group Inc.	2,956

610	Travelers Companies, Inc.	24,790

50	United America Indemnity Limited, (2)	201

30	United Fire and Casualty Company	659

100	Unitrin, Inc.	1,398

300	Unum Group	3,750

100	Valdius Holdings Limited	2,368

10	White Mountain Insurance Group	1,719

110	WR Berkley Corporation	2,481

30	XL Capital Ltd, Class A	164

50	Zenith National Insurance Corp.	1,206
	Total Insurance	182,611

	Internet & Catalog Retail – 0.2%

300	1-800-Flowers, (2)	621

40	Amazon.com, Inc., (2)	2,938

60	Blue Nile Inc., (2)	1,809

130	Expedia, Inc., (2)	1,180

20	IAC/InterActiveCorp., (2)	305

10	Insight Enterprises Inc., (2)	31

10	Overstock.com, Inc., (2)	92

40	PetMed Express, Inc., (2)	659

50	Stamps.com Inc., (2)	485

10	VistaPrint, Limited, (2)	275
	Total Internet & Catalog Retail	8,395

	Internet Software & Services – 1.1%

310	Ariba Inc., (2)	2,706

250	Asiainfo Holdings, Inc., (2)	4,213

100	Bankrate Inc., (2)	2,495

50	ComScore Inc., (2)	605

140	Cybersource Corporation, (2)	2,073

20	DivX Inc., (2)	101

220	Earthlink, Inc., (2)	1,445

300	eBay Inc., (2)	3,768

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Internet Software & Services (continued)

60	Google Inc., Class A, (2)	$20,884

70	Internap Network Services Corporation, (2)	188

120	Internet Brands, Inc., (2)	704

70	j2 Global Communications, Inc., (2)	1,532

70	Omniture, Inc., (2)	923

60	Online Resources Corporation, (2)	253

10	Sohu.com Inc., (2)	413

200	The Knot, Inc., (2)	1,640

270	Yahoo! Inc., (2)	3,459
	Total Internet Software & Services	47,402

	IT Services – 1.0%

190	Accenture Limited	5,223

100	Affiliated Computer Services, Inc., (2)	4,789

150	Automatic Data Processing, Inc.	5,274

30	Broadridge Financial Solutions, Inc.	558

130	CACI International Inc., (2)	4,744

240	Ciber, Inc., (2)	655

30	Computer Sciences Corporation, (2)	1,105

50	Convergys Corporation, (2)	404

70	Digital River, Inc., (2)	2,087

20	DST Systems Inc., (2)	692

10	Euronet Worldwide, Inc., (2)	131

50	Fair Isaac Corporation	704

100	Fidelity National Information Services	1,820

10	Fiserv, Inc., (2)	365

20	Forrester Research, Inc., (2)	411

40	Global Payments Inc.	1,336

90	Hackett Group, Inc., (2)	182

40	Iron Mountain Inc., (2)	887

70	Lender Processing Services Inc.	2,143

250	ModusLink Global Solutions Inc., (2)	648

30	Ness Technologies, Inc., (2)	89

90	Paychex, Inc.	2,310

110	Perot Systems Corporation, (2)	1,417

90	SAIC, Inc., (2)	1,680

20	Sapient Corporation, (2)	89

120	Scientific Games Corporation, (2)	1,453

30	SonicWALL, Inc., (2)	134

50	SRA International, Inc., (2)	735

160	Sykes Enterprises Inc., (2)	2,661

40	SYNNEX Corporation, (2)	787

40	Syntel Inc.	823

50	Websense Inc., (2)	600
	Total IT Services	46,936

Shares	Description (1)	Value

	Leisure Equipment & Products – 0.3%

180	Hasbro, Inc.	$4,513

250	JAKKS Pacific Inc., (2)	3,088

70	LeapFrog Enterprises Inc., (2)	97

140	Marvel Entertainment Inc., (2)	3,717

10	Mattel, Inc.	115

150	RC2 Corporation, (2)	791
	Total Leisure Equipment & Products	12,321

	Life Sciences Tools & Services – 0.3%

30	Bio-Rad Laboratories Inc., (2)	1,977

270	Cambrex Corporation, (2)	616

70	Celera Corporation, (2)	534

10	Charles River Laboratories International, Inc., (2)	272

10	Dionex Corporation, (2)	473

30	Edwards Lifesciences Corporation, (2)	1,819

30	eResearch Technology, Inc., (2)	158

80	Exelixis, Inc., (2)	368

90	Life Technologies Corporation, (2)	2,923

230	Luminex Corporation, (2)	4,168

30	Medivation, Inc., (2)	548

30	Millipore Corporation, (2)	1,722

10	Perkinelmer Inc.	128
	Total Life Sciences Tools & Services	15,706

	Machinery – 1.9%

10	Albany International Corporation, Class A	91

260	American Railcar Industries	1,984

20	Ampco-Pittsburgh Corporation	265

40	Astecx Industries Inc., (2)	1,049

10	Axsys Technologies, Inc., (2)	420

100	Badger Meter Inc.	2,889

270	Barnes Group Inc.	2,886

280	Blount International Inc., (2)	1,294

60	Bucyrus International, Inc.	911

40	Cascade Corporation	705

290	Caterpillar Inc.	8,108

70	Columbus McKinnon Corporation NY, (2)	610

170	Crane Company	2,870

220	Cummins Inc.	5,599

100	Danaher Corporation	5,422

110	Deere & Company	3,616

30	Donaldson Company, Inc.	805

50	Dover Corporation	1,319

30	Dynamic Material Corporation	275

70	Eaton Corporation	2,580

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Machinery (continued)

30	Greenbrier Companies Inc.	$110

160	Illinois Tool Works, Inc.	4,936

480	Ingersoll Rand Company Limited, Class A	6,624

50	ITT Industries, Inc.	1,924

50	Joy Global Inc.	1,065

30	Kadant Inc., (2)	346

80	Kennametal Inc.	1,297

70	Key Technology, Inc., (2)	616

60	Lufkin Industries Inc.	2,273

60	Mueller Industries Inc.	1,301

220	Nordson Corporation	6,255

120	PACCAR Inc.	3,091

60	Parker Hannifin Corporation	2,039

10	Robbins & Myers, Inc.	152

160	Terex Corporation, (2)	1,480

360	Timken Company	5,026

20	Titan Machinery, Inc., (2)	180

10	Toro Company	242

20	Valmont Industries, Inc.	1,004

80	Wabtec Corporation	2,110
	Total Machinery	85,769

	Marine – 0.1%

10	Alexander and Bald, Inc.	190

110	American Commercial Lines Inc., (2)	349

50	Horizon Lines Inc., Class A Shares	152

20	Kirby Corporation, (2)	533

50	Nordic American Tanker Shipping Ltd	1,465

40	Transocean Inc., (2)	2,354
	Total Marine	5,043

	Media – 2.6%

220	Cablevision Systems Corporation	2,847

890	CBS Corporation, Class B	3,418

1,310	Comcast Corporation, Class A	17,868

380	DIRECTV Group, Inc., (2)	8,660

180	Echostar Communications Corporation, Variable Prepaid Forward, (2)	2,000

40	Echostar Holding Corproation, Class A, (2)	593

240	Gannett Company Inc.	528

10	Interactive Data Corporation	249

60	Interpublic Group Companies, Inc., (2)	247

60	Lamar Advertising Company, (2)	585

270	Liberty Global Inc, A Shares, (2)	3,931

190	Liberty Media Corporation, Entertainment Tracking Shares, Class A, (2)	3,791

50	Liberty Media Holding Corporation Interactive, Class A, (2)	145

Shares	Description (1)	Value

	Media (continued)

30	Live Nation Inc., (2)	$80

110	McGraw-Hill Companies, Inc.	2,516

80	Monster Worldwide Inc., (2)	652

40	National CineMedia, Inc.	527

1,790	News Corporation, Class A	11,850

100	Omnicom Group, Inc.	2,340

20	Scholastic Corporation	301

460	Sinclair Broadcast Group, Series A	474

351	Time Warner Cable, Class A	8,705

1,150	Time Warner Inc.	22,195

250	TiVo, Inc., (2)	1,760

30	ValueClick, Inc., (2)	255

360	Viacom Inc., Class B, (2)	6,257

350	Virgin Media, Inc.	1,680

650	Walt Disney Company	11,804

110	World Wrestling Entertainment Inc.	1,269
	Total Media	117,527

	Metals & Mining – 1.2%

400	Alcoa Inc.	2,936

100	Allegheny Technologies, Inc.	2,193

100	AMCOL International Corp.	1,484

10	Brush Engineered Material, (2)	139

130	Cliffs Natural Resources Inc.	2,361

130	Compass Minerals International, Inc.	7,328

10	CONSOL Energy Inc.	252

250	Freeport-McMoRan Copper & Gold, Inc.	9,528

60	General Moly, Inc., (2)	64

80	Gibraltar Industries Inc.	378

30	Kaiser Aluminum Corporation	694

160	Newmont Mining Corporation	7,162

20	Northwest Pipe Company, (2)	569

340	Nucor Corporation	12,978

20	Olympic Steel Inc.	303

70	Reliance Steel & Aluminum Company	1,843

30	Royal Gold, Inc.	1,403

130	Southern Copper Corporation	2,265

100	Steel Dynamics Inc.	881

20	United States Steel Corporation	423
	Total Metals & Mining	55,184

	Multiline Retail – 0.8%

80	99 Cents Only Stores, (2)	739

40	Dollar Tree Stores Inc., (2)	1,782

60	Family Dollar Stores, Inc.	2,002

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Multiline Retail (continued)

400	Federated Department Stores, Inc.	$3,560

370	J.C. Penney Company, Inc.	7,426

140	Kohl’s Corporation, (2)	5,925

10	Nordstrom, Inc.	168

1,070	Saks Inc., (2)	2,001

10	Sears Holding Corporation, (2)	457

80	Stage Stores Inc.	806

270	Target Corporation	9,285
	Total Multiline Retail	34,151

	Multi-Utilities – 1.5%

50	Avista Corporation	689

180	CenterPoint Energy, Inc.	1,877

330	CMS Energy Corporation	3,907

290	Dominion Resources, Inc.	8,987

690	Duke Energy Corporation	9,881

40	Integrys Energy Group, Inc.	1,042

110	MDU Resources Group Inc.	1,775

540	NiSource Inc.	5,292

170	Northwestern Corporation	3,652

110	NSTAR	3,507

80	ONEOK, Inc.	1,810

170	Public Service Enterprise Group Incorporated	5,010

90	Scana Corporation	2,780

210	Sempra Energy	9,710

90	Vectren Corporation	1,898

60	Wisconsin Energy Corporation	2,470

250	Xcel Energy, Inc.	4,658
	Total Multi-Utilities	68,945

	Office Electronics – 0.0%

300	Xerox Corporation	1,365
	Oil, Gas & Consumable Fuels – 11.0%

80	Alpha Natural Resources Inc., (2)	1,420

220	Apache Corporation	14,100

20	Arch Coal Inc.	267

50	Arena Resources Inc., (2)	1,274

10	Atlas America, Inc.	88

280	ATP Oil & Gas Corporation, (2)	1,436

60	Berry Petroleum Company	658

40	Bill Barrett Corporation, (2)	890

20	BPZ Resources, Inc., (2)	74

10	Carrizo Oil & Gas, Inc., (2)	89

120	Cheniere Energy Inc., (2)	511

370	Chesapeake Energy Corporation	6,312

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

920	Chevron Corporation	$61,861

10	Cimarex Energy Company	184

10	Clean Energy Fuels Corporation, (2)	61

40	CNX Gas Corporation, (2)	948

120	Comstock Resources Inc., (2)	3,576

70	Concho Resources Inc., (2)	1,791

850	ConocoPhillips	33,286

30	Contango Oil & Gas Company, (2)	1,176

10	Continental Resources Inc., (2)	212

30	Denbury Resources Inc., (2)	446

310	Devon Energy Corporation	13,854

430	El Paso Corporation	2,688

160	EOG Resources, Inc.	8,762

60	Exco Resources Inc., (2)	600

3,790	Exxon Mobil Corporation, Sponsored ADR	258,099

170	Forest Oil Corporation, (2)	2,236

10	Frontier Oil Corporation	128

50	Frontline Limited	870

40	Goodrich Petroleum Corporation, (2)	774

30	Harvest Natural Resources Inc., (2)	102

100	Hess Corporation	5,420

10	Holly Corporation	212

90	Knightsbridge Tankers Limited	1,310

310	Marathon Oil Corporation	8,150

90	McMoran Exploration Corporation, (2)	423

80	Murphy Oil Corporation	3,582

90	Natural Gas Services Group, (2)	810

20	Newfield Exploration Company, (2)	454

100	Noble Energy, Inc.	5,388

330	Occidental Petroleum Corporation	18,365

80	Peabody Energy Corporation	2,003

120	Penn Virginia Corporation	1,318

10	Pertoleum Development Corporation, (2)	118

80	Petrohawk Energy Corporation, (2)	1,538

100	Petroquest Energy Inc., (2)	240

10	Pioneer Natural Resources Company	165

60	Plains Exploration & Production Company, (2)	1,034

80	Range Resources Corporation	3,293

190	SandRidge Energy Inc., (2)	1,252

50	Ship Financial International Limited	328

80	Southwestern Energy Company, (2)	2,375

10	St Mary Land and Exploration Company	132

20	Swift Energy Company, (2)	146

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

30	Teekay Shipping Corporation	$427

10	Tesoro Corporation	135

50	Vaalco Energy Inc., (2)	265

220	Valero Energy Corporation	3,938

10	Western Refining Inc.	119

20	Willbros Group Inc., (2)	194

310	Williams Companies, Inc.	3,528

50	World Fuel Services Corporation	1,582

210	XTO Energy, Inc.	6,430

	Total Oil, Gas & Consumable Fuels	493,447

	Paper & Forest Products – 0.3%

100	Buckeye Technologies Inc., (2)	213

70	Deltic Timber Corporation	2,759

420	International Paper Company	2,957

350	MeadWestvaco Corporation	4,197

60	Neenah Paper, Inc.	218

40	Potlatch Corporation	928

90	Weyerhaeuser Company	2,481
	Total Paper & Forest Products	13,753

	Personal Products – 0.2%

20	Alberto Culver Company	452

110	Avon Products, Inc.	2,115

130	Estee Lauder Companies Inc., Class A	3,205

210	Nutri System Inc.	2,997
	Total Personal Products	8,769

	Pharmaceuticals – 6.4%

430	Abbott Laboratories	20,511

20	Akorn, Inc., (2)	17

100	Alexion Pharmaceuticals Inc., (2)	3,766

60	Allergan, Inc.	2,866

20	AMAG Pharmaceuticals Inc., (2)	735

640	Bristol-Myers Squibb Company	14,029

80	China Sky One Medical Inc., (2)	920

80	Cubist Pharmaceuticals Inc., (2)	1,309

50	CV Therapeutics Inc., (2)	994

480	Eli Lilly and Company	16,037

10	Endo Pharmaceuticals Holdings Inc., (2)	177

80	Forest Laboratories, Inc., (2)	1,757

20	Idera Pharmaceuticals, Inc., (2)	129

160	Inspire Pharmaceuticals, Inc., (2)	650

1,340	Johnson & Johnson	70,484

1,660	KV Pharmaceutical Company., Class A, (2)	2,739

90	Medarex Inc., (2)	462

Shares	Description (1)	Value

	Pharmaceuticals (continued)

250	Medicines Company, (2)	$2,710

1,010	Merck & Co. Inc.	27,018

60	Mylan Laboratories Inc., (2)	805

40	Noven Pharmaceuticals Inc., (2)	379

110	OSI Pharmaceuticals, Inc., (2)	4,209

40	Pain Therapeutics, Inc., (2)	168

70	Perrigo Company	1,738

4,650	Pfizer Inc.	63,333

50	Pozen Inc., (2)	306

80	Salix Pharmaceuticals Limited, (2)	760

350	Schering-Plough Corporation	8,243

20	United Therapeutics Corporation, (2)	1,322

120	Valeant Pharmaceuticals International, (2)	2,135

390	ViroPharma, Inc., (2)	2,048

80	Vivus, Inc., (2)	346

140	Watson Pharmaceuticals Inc., (2)	4,355

660	Wyeth	28,406
	Total Pharmaceuticals	285,863

	Real Estate – 1.9%

91	Acadia Realty Trust	966

30	Alexandria Real Estate Equities Inc.	1,092

40	AMB Property Corp.	576

30	American Campus Communities Inc.	521

50	American Capital Agency Corporation	856

10	American Public Education Inc., (2)	421

470	Annaly Capital Management Inc.	6,519

250	Anworth Mortgage Asset Corporation	1,533

6	Apartment Investment & Management Company, Class A	33

30	AvalonBay Communities, Inc.	1,412

60	BioMed Realty Trust Inc.	406

70	Boston Properties, Inc.	2,452

170	Brandywine Realty Trust	485

70	Capstead Mortgage Corporation	752

180	CBL & Associates Properties Inc.	425

40	Corporate Office Properties	993

50	Cousins Properties, Inc.	322

180	DCT Industrial Trust Inc.	571

340	Developers Diversified Realty Corporation	724

20	Digital Realty Trust Inc.	664

90	Duke Realty Corporation	495

60	EastGroup Properties Inc.	1,684

70	Entertainment Properties Trust	1,103

20	Equity Lifestyles Properties Inc.	762

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Real Estate (continued)

100	Equity One Inc.	$1,219

190	Equity Residential	3,487

10	Essex Property Trust Inc.	573

170	Extra Space Storage Inc.	937

40	Federal Realty Investment Trust	1,840

70	Franklin Street Properties Corporation	861

100	Health Care Property Investors Inc.	1,785

50	Health Care REIT, Inc.	1,530

70	Healthcare Realty Trust, Inc.	1,049

260	Hersha Hospitality Trust	494

70	Highwoods Properties, Inc.	1,499

80	Home Properties New York, Inc.	2,452

330	Host Hotels & Resorts Inc.	1,294

80	Inland Real Estate Corporation	567

60	Investors Real Estate Trust	592

20	Kilroy Realty Corporation	344

150	Kimco Realty Corporation	1,143

80	Kite Realty Group Trust	196

100	LaSalle Hotel Properties	584

50	Liberty Property Trust	947

40	Macerich Company	250

160	Medical Properties Trust Inc.	584

170	MFA Mortgage Investments, Inc.	1,000

30	Mid-America Apartment Communities	925

80	Mission West Properties Inc.	512

30	National Health Investors Inc.	806

90	National Retail Properties, Inc.	1,426

50	Nationwide Health Properties, Inc.	1,110

5	Northstar Realty Finance Corporation	12

90	Omega Healthcare Investors Inc.	1,267

40	Parkway Properties Inc.	412

200	Penn Real Estate Investment Trust	710

60	Plum Creek Timber Company	1,744

40	Post Properties, Inc.	406

130	ProLogis	845

10	PS Business Parks Inc.	369

60	Public Storage, Inc.	3,315

320	RAIT Investment Trust	390

70	Rayonier Inc.	2,115

110	Realty Income Corporation	2,070

20	Redwood Trust Inc.	307

60	Regency Centers Corporation	1,594

110	Senior Housing Properties Trust	1,542

Shares	Description (1)	Value

	Real Estate (continued)

71	Simon Property Group, Inc.	$2,459

70	SL Green Realty Corporation	756

30	Sovran Self Storage Inc.	602

520	Sunstone Hotel Investors Inc.	1,368

50	Tanger Factory Outlet Centers	1,543

30	Taubman Centers Inc.	511

40	Urstadt Biddle Properties Inc.	537

50	Ventas Inc.	1,131

50	Vornado Realty Trust	1,662

60	Washington Real Estate Investment Trust	1,038
	Total Real Estate	84,478

	Real Estate Management & Development – 0.0%

10	Forest City Enterprises, Inc.	36

20	Forestar Real Estate Group Inc., (2)	153

60	St Joe Company, (2)	1,004
	Total Real Estate Management & Development	1,193

	Road & Rail – 1.1%

20	AMERCO, (2)	671

230	Arkansas Best Corporation	4,375

190	Burlington Northern Santa Fe Corporation	11,429

190	Con-Way, Inc.	3,407

240	CSX Corporation	6,204

140	Heartland Express, Inc.	2,073

70	J.B. Hunt Transports Serives Inc.	1,688

10	Kansas City Southern Industries, (2)	127

10	Landstar System	335

130	Marten Transport, Ltd., (2)	2,428

250	Norfolk Southern Corporation	8,438

40	Old Dominion Frght Line, (2)	940

170	Union Pacific Corporation	6,989

60	Werner Enterprises, Inc.	907

90	YRC Worldwide Inc., (2)	404
	Total Road & Rail	50,415

	Semiconductors & Equipment – 2.1%

80	Advanced Analogic, (2)	288

730	Advanced Micro Devices, Inc., (2)	2,227

150	Analog Devices, Inc.	2,891

290	Applied Materials, Inc.	3,118

50	Atheros Communications, Inc., (2)	733

90	ATMI Inc., (2)	1,389

100	Broadcom Corporation, Class A, (2)	1,998

50	Brooks Automation Inc., (2)	231

30	Cabot Microelectronics Corporation, (2)	721

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

170	Cavium Networks, Inc., (2)	$1,962

20	Cohu Inc.	144

140	Cymer, Inc., (2)	3,116

130	Diodes Inc., (2)	1,379

100	DSP Group Inc., (2)	432

30	FormFactor Inc., (2)	541

20	Hittite Microwave Corporation, (2)	624

1,760	Intel Corporation	26,488

70	International Rectifier Corporation, (2)	946

120	Intersil Holding Corporation, Class A	1,380

30	IXYS Corporation	242

40	KLA-Tencor Corporation	800

110	Lam Research Corporation, (2)	2,505

20	Linear Technology Corporation	460

90	Marvell Technology Group Ltd., (2)	824

10	Microchip Technology Incorporated	212

1,930	Micron Technology, Inc., (2)	7,836

120	Microsemi Corporation, (2)	1,392

450	National Semiconductor Corporation	4,622

10	Novellus Systems, Inc., (2)	166

20	NVIDIA Corporation, (2)	197

80	Pericom Semiconductor Corporation, (2)	585

440	PMC-Sierra, Inc., (2)	2,807

30	Power Integrations Inc.	516

490	QLogic Corporation, (2)	5,449

70	Semtech Corporation, (2)	935

190	Silicon Image, Inc., (2)	456

90	Silicon Laboratories Inc., (2)	2,376

140	Silicon Storage Technology Inc., (2)	231

250	Skyworks Solutions Inc., (2)	2,015

10	Supertex Inc., (2)	231

40	Techwell, Inc., (2)	252

160	Teradyne Inc., (2)	701

550	Texas Instruments Incorporated	9,081

20	Volterra Semiconductor Corporation, (2)	169

30	Xilinx, Inc.	575
	Total Semiconductors & Equipment	96,243

	Software – 2.8%

50	ACI Worldwide, Inc., (2)	938

100	Activision Blizzard Inc., (2)	1,046

150	Adobe Systems Incorporated, (2)	3,209

20	Advent Software Inc., (2)	666

50	Akamai Technologies, Inc., (2)	970

Shares	Description (1)	Value

	Software (continued)

20	Alliance Data Systems Corporation, (2)	$739

10	Amdocs Limited, (2)	185

30	Autodesk, Inc., (2)	504

50	Blackbaud, Inc.	581

20	Blackboard, Inc., (2)	635

60	BMC Software, Inc., (2)	1,980

60	Bottomline Technologies, Inc., (2)	395

240	CA Inc.	4,226

30	Citrix Systems, (2)	679

30	CommVault Systems, Inc., (2)	329

20	Compuware Corporation, (2)	132

70	Concur Technologies, Inc., (2)	1,343

50	Double-Take Software, (2)	338

30	EPIQ Systems, Inc., (2)	541

60	FGX International Limited, (2)	697

200	Henry Jack and Associates Inc.	3,264

280	Informatica Corporation, (2)	3,713

70	Intuit, Inc., (2)	1,890

120	Lawson Software, Inc., (2)	510

280	Macrovision Corporation, (2)	4,981

30	ManTech International Corporation, Class A, (2)	1,257

30	MedAssets Inc., (2)	428

130	Micros Systems, Inc., (2)	2,438

2,370	Microsoft Corporation	43,537

50	Net 1 Ueps Technologies, Inc., (2)	761

10	NetScout Systems, Inc., (2)	72

290	Novell Inc., (2)	1,235

30	Nuance Communications, Inc., (2)	326

1,080	Oracle Corporation	19,516

180	Parametric Technology Corporation, (2)	1,796

40	Pegasystems, Inc.	743

70	Progress Software Corporation, (2)	1,215

30	Quality Systems Inc.	1,358

190	Quest Software Inc., (2)	2,409

60	RealNetworks Inc., (2)	140

10	Red Hat, Inc., (2)	178

60	Solera Holdings Inc., (2)	1,487

20	SPSS Inc., (2)	569

110	Sybase, Inc., (2)	3,332

310	Symantec Corporation, (2)	4,631

40	Synopsys Inc., (2)	829

150	Tibco Software Inc., (2)	881

10	VeriSign, Inc., (2)	189

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Software (continued)

40	Vignette Corporation, (2)	$267

90	Wind River Systems Inc., (2)	576
	Total Software	124,661

	Specialty Retail – 2.2%

110	Aeropostale, Inc., (2)	2,922

150	American Eagle Outfitters, Inc.	1,836

40	Ann Taylor Stores Corporation, (2)	208

210	Barnes & Noble Inc.	4,490

80	Bed Bath and Beyond Inc., (2)	1,980

220	Best Buy Co., Inc.	8,351

30	Buckle Inc.	958

470	Charming Shoppes Inc., (2)	658

230	Chico’s FAS, Inc., (2)	1,235

70	Christopher & Banks Corporation	286

170	Dick’s Sporting Goods Inc., (2)	2,426

300	Foot Locker, Inc.	3,144

80	GameStop Corporation, (2)	2,242

260	Gap, Inc.	3,377

30	Genesco Inc., (2)	565

10	Group 1 Automotive Inc.	139

80	Gymboree Corporation, (2)	1,707

30	Hibbett Sporting Goods, Inc., (2)	576

680	Home Depot, Inc.	16,020

80	Hot Topic, Inc., (2)	894

840	Lowe’s Companies, Inc.	15,329

150	Mens Wearhouse Inc.	2,270

100	Midas Inc., (2)	791

40	Monro Muffler Brake, Inc.	1,092

20	NetFlix.com Inc., (2)	857

310	Office Depot, Inc., (2)	405

50	O’Reilly Automotive Inc., (2)	1,750

50	PetSmart Inc.	1,047

370	RadioShack Corporation	3,170

50	Regis Corporation	722

130	Rent-A-Center Inc., (2)	2,517

50	Ross Stores, Inc.	1,793

20	Sally Beauty Holdings Inc., (2)	113

40	Signet Jewelers Limited	457

220	Staples, Inc.	3,983

210	TJX Companies, Inc.	5,383

110	Tractor Supply Company, (2)	3,966

40	Urban Outfitters, Inc., (2)	654

20	Zumiez, Inc., (2)	193
	Total Specialty Retail	100,506

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – 0.5%

100	bebe stores, inc.	$666

50	Brown Shoe Inc.	187

20	Carter’s Inc., (2)	375

120	Coach, Inc., (2)	2,003

50	Colective Brands Inc., (2)	486

90	DSW Inc., (2)	835

20	Hanesbrands Inc., (2)	190

120	Jones Apparel Group, Inc.	505

70	K Swiss, Inc.	597

60	Liz Claiborne, Inc.	147

100	Nike, Inc., Class B	4,688

160	Oxford Industries Inc.	986

30	Perry Ellis International, Inc., (2)	105

10	Phillips-Van Heusen Corporation	225

290	Skechers USA Inc., (2)	1,932

20	Steven Madden Limited, (2)	375

130	Under Armour, Inc., (2)	2,135

110	Volcom, Inc., (2)	1,066

90	Warnaco Group, Inc., (2)	2,159

60	Weyco Group, Inc.	1,554
	Total Textiles, Apparel & Luxury Goods	21,216

	Thrifts & Mortgage Finance – 0.6%

320	Astoria Financial Corporation	2,940

200	Beneficial Mutual Bancorp Inc., (2)	1,969

90	Dime Community Bancshares, Inc.	843

50	First Busey Corporation	387

210	First Niagara Financial Group Inc.	2,288

20	Flushing Financial Corporation	119

620	Hudson City Bancorp, Inc.	7,247

70	Kearny Financial Corporation	733

110	New York Community Bancorp, Inc.	1,228

120	NewAlliance BancShares Inv	1,408

60	Northwest Bancorp, Inc.	1,013

70	OceanFirst Financial Corporation	714

210	People’s United Financial, Inc.	3,773

420	PMI Group Inc.	259

50	Provident Financial Services Inc.	540

50	Provident New York Bancorp.	427

50	TFS Financial Corporation	606

20	Washington Federal Inc.	265
	Total Thrifts & Mortgage Finance	26,759

	Tobacco – 1.1%

1,110	Alliance One International, Inc., (2)	4,261

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Shares	Description (1)	Value

	Tobacco (continued)

910	Altria Group, Inc.	$14,577

50	Lorillard Inc.	3,086

660	Philip Morris International	23,482

120	Reynolds American Inc.	4,300

10	Universal Corporation	298
	Total Tobacco	50,004

	Trading Companies & Distributors – 0.2%

100	Beacon Roofing Supply Company, (2)	1,338

90	Electro Rent Corporation	867

70	H&E Equipment Services, Inc., (2)	458

10	Kaman Corporation	124

20	Littelfuse Inc., (2)	219

60	Odyssey Marine Exploration Inc., (2)	202

80	TAL International Group Inc.	585

40	TransDigm Group Incorporated, (2)	1,313

30	United Rentals Inc., (2)	125

30	Watsco Inc.	1,020

180	WESCO International Inc., (2)	3,261
	Total Trading Companies & Distributors	9,512

	Transportation Infrastructure – 0.0%

200	DHT Maritime Inc.	767
	Water Utilities – 0.1%

110	Aqua America Inc.	2,199

90	SJW Corporation	2,288
	Total Water Utilities	4,487

	Wireless Telecommunication Services – 0.3%

120	American Tower Corporation, (2)	3,651

720	Centennial Communications Corporation, (2)	5,946

470	CLearwire Corporation, (2)	2,420

10	Crown Castle International Corporation, (2)	203

110	ICO Global Communications, (2)	38

10	Leap Wireless International, Inc., (2)	348

30	NII Holdings Inc., Class B, (2)	449

40	Syniverse Holdings Inc., (2)	629
	Total Wireless Telecommunication Services	13,684

	Total Common Stocks (cost $6,425,137)	4,366,381

Shares	Description (1)	Value
	RIGHTS – 0.0%

50	United America Indemnity Limited, (3)	$27
	Total Rights (cost $0)	$27

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.4%

$243	Repurchase Agreement with State Street Bank, dated 3/31/09, repurchase price $242,975, collateralized by $250,000 U.S. Treasury Bills, 0.000%, due 8/27/09, value $249,700	0.100%	4/01/09	$242,974

	Total Short-Term Investments (cost $242,974)			242,974

	Total Investments (cost $6,668,111) – 102.4%			4,609,382

	Other Assets Less Liabilities – (2.4)%			(105,909)

	Net Assets – 100%			$4,503,473

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$4,608,568	$787	$27	$4,609,382

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance at beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	27
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at end of period	$27

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At March 31, 2009, the cost of investments was $6,668,111.

Nuveen U.S. Equity Completeness Fund (Unaudited)

Portfolio of Investments (continued)

March 31, 2009

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$47,368
Depreciation	(2,106,097)
Net unrealized appreciation (depreciation) of investments	$(2,058,729)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

ADR	American Depositary Receipt.

Portfolio of Investments (Unaudited)

Nuveen Growth Allocation Fund

March 31, 2009

Shares	Description (1)	Value

	EQUITY FUNDS – 70.5%

	Affiliated Equity Funds – 40.6%

26,471	Nuveen NWQ Large-Cap Value Fund (Class I)	$290,120

7,737	Nuveen Rittenhouse Growth Fund (Class I)	121,083

10,266	Nuveen Santa Barbara Growth Fund (Class I)	133,666

29,551	Nuveen Symphony Large-Cap Growth Fund (Class I)	392,434

33,260	Nuveen Tradewinds Global Resources Fund (Class I)	446,012

48,028	Nuveen Tradewinds International Value Fund (Class I)	849,140

12,944	Nuveen Tradewinds Value Opportunities Fund (Class I)	256,541

42,111	Nuveen U.S. Equity Completeness Fund	510,801
	Total Affiliated Equity Funds (cost $4,679,069)	2,999,797

	Non-Affiliated Equity Funds – 29.9%

9,500	iShares Dow Jones U.S. Real Estate Index Fund	241,870

22,100	iShares MSCI EAFE Growth Index Fund	855,712

44,900	iShares MSCI Emerging Markets Index Fund	1,113,969
	Total Non-Affiliated Equity Funds (cost $3,314,876)	2,211,551

	Total Equity Funds (cost $7,993,945)	5,211,348

	FIXED INCOME FUNDS – 26.9%

	Affiliated Fixed Income Funds – 21.0%

77,899	Nuveen High Yield Bond Fund (Class I)	1,016,584

23,173	Nuveen Multi-Strategy Income Fund (Class I)	437,281

5,142	Nuveen Short Duration Bond Fund (Class I)	97,756
	Total Affiliated Fixed Income Funds (cost $1,668,912)	1,551,621

	Non-Affiliated Fixed Income Funds - 5.9%

4,200	iShares Barclays U.S. Treasury Inflation Protected Securities Index Fund	431,550
	Total Non-Affiliated Fixed Income Funds (cost $440,029)	431,550

	Total Fixed Income Funds (cost $2,108,941)	1,983,171

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.1%

$156	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $155,638, collateralized by $105,000 U.S. Treasury Bonds, 7.625%, due 2/15/25, value $160,692	0.100%	4/01/09	$155,638

	Total Short-Term Investments (cost $155,638)			155,638

	Total Investments (cost $10,258,524) – 99.5%			7,350,157

	Other Assets Less Liabilities – 0.5%			38,793

	Net Assets – 100%			$7,388,950

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Portfolio of Investments (Unaudited)

Nuveen Growth Allocation Fund (continued)

March 31, 2009

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$6,839,356	$510,801	$—	$7,350,157

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments was $10,261,621.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$—
Depreciation	(2,911,464)
Net unrealized appreciation (depreciation) of investments	$(2,911,464)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

Portfolio of Investments (Unaudited)

Nuveen Moderate Allocation Fund

March 31, 2009

Shares	Description (1)	Value

	EQUITY FUNDS – 59.7%

	Affiliated Equity Funds – 35.1%

105,253	Nuveen NWQ Large-Cap Value Fund (Class I)	$1,153,572

30,349	Nuveen Rittenhouse Growth Fund (Class I)	474,970

41,473	Nuveen Santa Barbara Growth Fund (Class I)	539,978

117,197	Nuveen Symphony Large-Cap Growth Fund (Class I)	1,556,382

121,084	Nuveen Tradewinds Global Resources Fund (Class I)	1,623,732

164,035	Nuveen Tradewinds International Value Fund (Class I)	2,900,139

51,550	Nuveen Tradewinds Value Opportunities Fund (Class I)	1,021,719

167,866	Nuveen U.S. Equity Completeness Fund	2,036,217
	Total Affiliated Equity Funds (cost $17,065,136)	11,306,709

	Non-Affiliated Equity Funds – 24.6%

40,600	iShares Dow Jones U.S. Real Estate Index Fund	1,033,676

103,300	iShares MSCI EAFE Growth Index Fund	3,999,776

116,400	iShares MSCI Emerging Markets Index Fund	2,887,884
	Total Non-Affiliated Equity Funds (cost $11,622,226)	7,921,336

	Total Equity Funds (cost $28,687,362)	19,228,045

	FIXED INCOME FUNDS – 39.0%

	Affiliated Fixed Income Funds – 30.1%

364,683	Nuveen High Yield Bond Fund (Class I)	4,759,115

168,438	Nuveen Multi-Strategy Income Fund (Class I)	3,178,420

92,025	Nuveen Short Duration Bond Fund (Class I)	1,749,391
	Total Affiliated Fixed Income Funds (cost $10,233,503)	9,686,926

	Non-Affiliated Fixed Income Funds – 8.9%

27,800	iShares Barclays U.S. Treasury Inflation Protected Securities Index Fund	2,856,450
	Total Non-Affiliated Fixed Income Funds (cost $2,944,837)	2,856,450

	Total Fixed Income Funds (cost $13,178,340)	12,543,376

	Total Investments (cost $41,865,702) – 98.7%	31,771,421

	Other Assets Less Liabilities – 1.3%	432,154

	Net Assets – 100%	$32,203,575

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Portfolio of Investments (Unaudited)

Nuveen Moderate Allocation Fund (continued)

March 31, 2009

The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$29,735,204	$2,036,217	$—	$31,771,421

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments was $42,049,165.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$—
Depreciation	(10,277,744)
Net unrealized appreciation (depreciation) of investments	$(10,277,744)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

Portfolio of Investments (Unaudited)

Nuveen Conservative Allocation Fund

March 31, 2009

Principal Amount (000)	Description (1)	Value

	EQUITY FUNDS – 40.1%

	Affiliated Equity Funds – 24.7%

88,475	Nuveen NWQ Large-Cap Value Fund (Class I)	$969,690

25,647	Nuveen Rittenhouse Growth Fund (Class I)	401,382

34,976	Nuveen Santa Barbara Growth Fund (Class I)	455,389

98,514	Nuveen Symphony Large-Cap Growth Fund (Class I)	1,308,270

152,723	Nuveen Tradewinds Global Resources Fund (Class I)	2,048,010

115,270	Nuveen Tradewinds International Value Fund (Class I)	2,037,970

43,392	Nuveen Tradewinds Value Opportunities Fund (Class I)	860,031

160,089	Nuveen U.S. Equity Completeness Fund	1,941,879
	Total Affiliated Equity Funds (cost $14,916,045)	10,022,621

	Non-Affiliated Equity Funds – 15.4%

51,100	iShares Dow Jones U.S. Real Estate Index Fund	1,301,006

53,200	iShares MSCI EAFE Growth Index Fund	2,059,904

116,500	iShares MSCI Emerging Markets Index Fund	2,890,365
	Total Non-Affiliated Equity Funds (cost $9,461,231)	6,251,275

	Total Equity Funds (cost $24,377,276)	16,273,896

	FIXED INCOME FUNDS – 58.8%

	Affiliated Fixed Income Funds – 48.9%

306,950	Nuveen High Yield Bond Fund (Class I)	4,005,692

425,895	Nuveen Multi-Strategy Income Fund (Class I)	8,036,643

412,721	Nuveen Short Duration Bond Fund (Class I)	7,845,829
	Total Affiliated Fixed Income Funds (cost $20,729,670)	19,888,164

	Non-Affiliated Fixed Income Funds – 9.9%

39,000	iShares Barclays U.S. Treasury Inflation Protected Securities Index Fund	4,007,250
	Total Non-Affiliated Fixed Income Funds (cost $4,217,316)	4,007,250

	Total Fixed Income Funds (cost $24,946,986)	23,895,414

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	MUNICIPAL BONDS – 0.3%

	Michigan – 0.3%

$155	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A	5.000%	8/15/13	$141,115
$155	Total Municipal Bonds (cost $146,021)			141,115
	SHORT-TERM INVESTMENTS – 1.3%

$538	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $537,655, collateralized by $360,000 U.S. Treasury Bonds, 7.625%, due 2/15/25, value $550,944	0.100%	4/01/09	537,654

	Total Short-Term Investments (cost $537,654)			537,654

	Total Investments (cost $50,007,937) – 100.5%			40,848,079

	Other Assets Less Liabilities – (0.5)%			(193,714)

	Net Assets – 100%			$40,654,365

Portfolio of Investments (Unaudited)

Nuveen Conservative Allocation Fund (continued)

March 31, 2009

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$38,765,085	$2,082,994	$—	$40,848,079

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments was $50,238,238.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation	$15,202
Depreciation	(9,405,361)
Net unrealized appreciation (depreciation) of investments	$(9,390,159)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2009